Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

REPURCHASE AGREEMENTS — 32.0%

	Face Amount	Value
Gold Triparty Mortgage 2.250%, dated 07/31/22, to be repurchased on 08/01/22, repurchase price $7,901,481, collateralized by various U.S. Government obligations, par value $5,546,262-$17,295,424, 4.000%, 05/20/46-05/20/49, with a total market value of $8,058,001	$7,900,000	$7,900,000

Socgen Triparty Tsy 2.265%, dated 07/31/22, to be repurchased on 08/01/22, repurchase price $9,101,718, collateralized by a U.S. Government Treasury Bill, par value $9,407,800, 0.000%, 01/19/23, with a total market value of $9,282,065	9,100,000	9,100,000

Total Repurchase Agreements (Cost $17,000,000)		17,000,000

U.S. TREASURY OBLIGATIONS — 23.0%

	Face Amount	Value
U.S. Cash Management Bill
2.248%, 11/08/22(A)	$611,600	$607,474
0.000%, 11/29/22(A)	3,000,000	2,973,399
U.S. Treasury Bill
2.964%, 01/26/23(A)	1,650,000	1,627,263
2.532%, 01/05/23(A)	1,200,000	1,185,809
2.238%, 09/20/22(A)	2,225,000	2,218,456
1.282%, 09/27/22(A)	1,175,000	1,170,917
1.161%, 09/13/22(A)	232,800	232,213
U.S. Treasury Note
2.561%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/22(B)	2,200,000	2,202,578

Total U.S. Treasury Obligations (Cost $12,217,741)		12,218,109

ASSET-BACKED SECURITIES — 17.9%

	Face Amount	Value
Automotive — 14.9%
Ally Auto Receivables Trust, Ser 2022-1, Cl A1
1.355%, 05/15/23	$48,007	$47,902
American Credit Acceptance Receivables Trust, Ser 2019-1, Cl D
3.810%, 04/14/25 (C)	56,944	56,947

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl C
2.190%, 03/13/26 (C)	$144,638	$144,417
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/25 (C)	101,547	101,363
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/24 (C)	1,522	1,521
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/25 (C)	23,882	23,800
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/26 (C)	168,607	167,038
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl B
2.540%, 07/18/24	31,188	31,160
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl B
2.130%, 07/18/25	132,956	132,626
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A2
0.410%, 02/18/25	141,005	139,463
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A1
2.192%, 06/19/23	273,000	272,738
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/28 (C)	46,764	46,727
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/30 (C)	256,929	251,904
BMW Vehicle Owner Trust, Ser 2022-A, Cl A2B
2.034%, SOFR30A + 0.520%, 12/26/24 (B)	65,000	64,911
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A3
2.800%, 10/19/23 (C)	71,187	71,134
CarMax Auto Owner Trust, Ser 2022-2, Cl A2B
2.017%, SOFR30A + 0.600%, 05/15/25 (B)	60,000	59,932
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	14,570	14,356

Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Chesapeake Funding II, Ser 2019-1A, Cl A1
2.940%, 04/15/31 (C)	$43,379	$43,370
CIG Auto Receivables Trust, Ser 2020-1A, Cl B
1.550%, 01/13/25 (C)	187,068	186,435
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/25 (C)	86,373	86,063
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/25 (C)	13,950	13,899
CPS Auto Receivables Trust, Ser 2021-C, Cl A
0.330%, 07/15/24 (C)	94,086	93,733
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (C)	100,000	99,995
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/28 (C)	62,592	62,486
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/29 (C)	138,683	138,135
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
1.530%, ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (B),(C)	165,273	164,183
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/24	48,335	48,349
Drive Auto Receivables Trust, Ser 2018-3, Cl D
4.300%, 09/16/24	114,244	114,329
Drive Auto Receivables Trust, Ser 2019-4, Cl C
2.510%, 11/17/25	18,508	18,488
Drive Auto Receivables Trust, Ser 2020-1, Cl C
2.360%, 03/16/26	213,767	213,309
Drive Auto Receivables Trust, Ser 2020-2, Cl B
1.420%, 03/17/25	12,440	12,427
Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/26	150,000	149,284
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/25	249,550	248,236
Drive Auto Receivables Trust, Ser 2021-2, Cl A3
0.350%, 03/17/25	136,082	135,389
Drive Auto Receivables Trust, Ser 2021-3, Cl A2
0.520%, 01/15/25	118,032	117,382

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/24 (C)	$130,510	$129,542
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/25 (C)	33,883	33,745
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/25 (C)	68,588	68,067
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/25 (C)	231,450	228,250
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl C
3.280%, 05/15/25 (C)	128,321	128,149
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl A2
0.400%, 04/15/24	17,096	17,074
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl A2
1.150%, 06/17/24	283,982	282,718
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl A1
1.042%, 05/12/23	24,189	24,166
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl A2
3.450%, 08/15/24	100,000	99,914
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/26 (C)	158,168	155,619
Flagship Credit Auto Trust, Ser 2018-4, Cl C
4.110%, 10/15/24 (C)	41,550	41,556
Flagship Credit Auto Trust, Ser 2020-1, Cl B
2.050%, 02/17/25 (C)	107,763	107,365
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/25 (C)	99,549	99,061
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/25 (C)	66,577	66,242
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/25 (C)	181,141	179,050
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A1
1.374%, 05/15/23	19,930	19,901
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A2B
2.017%, SOFR30A + 0.600%, 10/15/24 (B)	40,000	39,978
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A1
3.312%, 08/15/23 (C)	157,000	157,000

Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl B
0.870%, 12/16/24 (C)	$37,411	$37,259
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl A1
1.723%, 06/15/23 (C)	88,084	87,987
GM Financial Automobile Leasing Trust, Ser 2021-1, Cl A3
0.260%, 02/20/24	235,834	233,542
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A4
3.110%, 07/16/24	196,727	196,748
GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl C
3.520%, 09/16/24	100,000	100,035
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/24	193,419	192,023
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A2B
2.037%, SOFR30A + 0.620%, 10/15/24 (B),(C)	100,000	100,000
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/25	250,187	249,176
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl B
0.730%, 03/17/25	78,955	78,841
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	160,000	159,942
Santander Retail Auto Lease Trust, Ser 2020-A, Cl A3
1.740%, 07/20/23 (C)	28,237	28,205
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/24 (C)	72,258	72,051
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/24 (C)	59,924	59,444
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (C)	171,000	171,050
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl E
4.490%, 07/15/24 (C)	125,000	125,286
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/24 (C)	39,751	39,719
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/24 (C)	35,869	35,607
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.570%, 09/16/24 (C)	301,917	298,671

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A1
1.808%, 06/15/23 (C)	$155,981	$155,719
World Omni Auto Receivables Trust, Ser 2022-A, Cl A1
0.396%, 02/15/23	20,489	20,463
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
1.987%, SOFR30A + 0.570%, 10/15/25 (B)	60,000	60,046

		7,952,642

Other Asset-Backed Securities — 3.0%
CCG Receivables Trust, Ser 2022-1, Cl A1
1.842%, 06/14/23 (C)	86,202	86,003
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/22 (B),(C)	812	811
Dell Equipment Finance Trust, Ser 2022-2, Cl A1
3.062%, 07/24/23 (C)	199,000	198,931
DLLAD, Ser 2021-1A, Cl A2
0.350%, 09/20/24 (C)	179,384	176,191
DLLST, Ser 2022-1A, Cl A1
1.560%, 05/22/23 (C)	149,419	148,776
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/28 (C)	11,570	11,540
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/29 (C)	42,470	41,967
HPEFS Equipment Trust, Ser 2019-1A, Cl C
2.490%, 09/20/29 (C)	41,316	41,289
HPEFS Equipment Trust, Ser 2022-1A, Cl A1
0.427%, 01/20/23 (C)	81,085	80,804
Hpefs Equipment Trust, Ser 2022-2A, Cl A1
1.905%, 05/22/23 (C)	121,000	120,639
Kubota Credit Owner Trust, Ser 2022-2A, Cl A1
3.052%, 07/17/23 (C)	170,000	170,033
Marlin Receivables, Ser 2022-1A, Cl A1
3.372%, 07/20/23 (C)	300,000	299,383
SCF Equipment Leasing, Ser 2022-1A, Cl A1
0.632%, 03/13/23 (C)	20,124	20,091
Volvo Financial Equipment Series, Ser 2019-1A, Cl B
3.260%, 01/16/24 (C)	175,000	174,949

		1,571,407

Total Asset-Backed Securities (Cost $9,555,373)		9,524,049

Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — 15.7%

	Face Amount	Value

COMMUNICATION SERVICES — 0.4%
Magallanes
3.665%, SOFRINDX + 1.780%, 03/15/24(B),(C)	$215,000	$214,226

CONSUMER DISCRETIONARY — 0.3%
Starbucks
1.767%, SOFRINDX + 0.420%, 02/14/24(B)	175,000	173,302

CONSUMER STAPLES — 0.9%
Daimler Trucks Finance North America
3.071%, U.S. SOFR + 1.000%, 04/05/24(B),(C)	175,000	174,148
McCormick
2.700%, 08/15/22	110,000	110,000
Volkswagen Group of America Finance
2.700%, 09/26/22(C)	200,000	199,844

		483,992

ENERGY — 0.5%
Enbridge
1.988%, SOFRINDX + 0.630%, 02/16/24(B)	250,000	246,676

FINANCIALS — 10.2%
American Express
3.017%, SOFRINDX + 0.720%, 05/03/24(B)	150,000	148,944
Bank of Montreal MTN
2.478%, SOFRINDX + 0.710%, 03/08/24(B)	300,000	297,852
BNP Paribas NY
2.420%, U.S. SOFR + 0.130%, 09/09/22(B)	650,000	649,894
Canadian Imperial Bank of Commerce
2.754%, U.S. SOFR + 0.800%, 03/17/23(B)	175,000	174,942
Cooperatieve Rabobank UA
2.820%, U.S. SOFR + 0.530%, 06/28/23(B)	300,000	299,572
Credit Suisse NY
1.622%, SOFRINDX + 0.380%, 08/09/23(B)	300,000	297,908
Deutsche Bank NY
2.797%, U.S. SOFR + 0.500%, 11/08/23(B)	225,000	222,444

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Dexia Credit Local
2.375%, 09/20/22	$300,000	$299,913
Equitable Financial Life Global Funding
2.496%, U.S. SOFR + 0.390%, 04/06/23(B),(C)	450,000	448,154
Morgan Stanley MTN
3.125%, 01/23/23	350,000	350,180
NatWest Markets
3.625%, 09/29/22(C)	500,000	500,154
New York Life Global Funding MTN
2.126%, SOFRINDX + 0.430%, 06/06/24(B),(C)	300,000	298,552
Nordea Bank Abp NY
2.460%, U.S. SOFR + 0.170%, 11/28/22(B)	250,000	249,790
Societe Generale NY
2.450%, U.S. SOFR + 0.160%, 08/08/22(B)	625,000	625,016
Toronto-Dominion Bank MTN
2.319%, U.S. SOFR + 0.240%, 01/06/23(B)	150,000	149,582
UBS
1.946%, U.S. SOFR + 0.320%, 06/01/23(B),(C)	375,000	373,832

		5,386,729

INDUSTRIALS — 0.7%
Caterpillar Financial Services MTN
2.284%, U.S. SOFR + 0.170%, 01/10/24(B)	175,000	172,955
1.791%, U.S. SOFR + 0.450%, 11/13/23(B)	200,000	199,742

		372,697

INFORMATION TECHNOLOGY — 0.4%
QUALCOMM
3.536%, ICE LIBOR USD 3 Month + 0.730%, 01/30/23(B)	194,000	194,467

UTILITIES — 2.3%
Florida Power & Light
1.531%, SOFRINDX + 0.250%, 05/10/23(B)	200,000	199,132
National Rural Utilities Cooperative Finance MTN
2.697%, U.S. SOFR + 0.400%, 08/07/23(B)	225,000	223,897

Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
NextEra Energy Capital Holdings
2.166%, SOFRINDX + 0.540%, 03/01/23(B)	$225,000	$224,003
1.775%, ICE LIBOR USD 3 Month + 0.270%, 02/22/23(B)	300,000	298,556
Southern
1.651%, U.S. SOFR + 0.370%, 05/10/23(B)	300,000	297,700

		1,243,288

Total Corporate Obligations (Cost $8,353,444)		8,315,377

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%

	Face Amount	Value
FFCB
2.325%, U.S. SOFR + 0.035%, 07/12/23(B)	$600,000	$600,109
FHLB
2.320%, U.S. SOFR + 0.030%, 10/20/22(B)	850,000	850,037
2.295%, U.S. SOFR + 0.005%, 09/15/22(B)	2,500,000	2,500,007

Total U.S. Government Agency Obligations (Cost $3,949,971)		3,950,153

COMMERCIAL PAPER — 5.9%

	Face Amount	Value
Banco Santander
1.275%, 08/01/22	$300,000	$299,942
Bank of Montreal
2.811%, 05/24/23	250,000	242,423
BofA Securities
0.985%, 09/01/22	450,000	448,980
Canadian Imperial Holdings
2.872%, 12/16/22	250,000	247,213
ING US Funding
2.141%, 09/19/22	250,000	249,111
Landesbank Baden-Wuerttemberg NY
2.305%, 01/10/23	250,000	246,288
National Bank of Canada
0.180%, 08/10/22	625,000	624,520
Royal Bank of Canada NY
0.638%, 10/04/22	500,000	497,494
Standard Chartered Bank
0.241%, 10/06/22	250,000	248,799

Total Commercial Paper (Cost $3,112,623)		3,104,770

CERTIFICATES OF DEPOSIT — 4.3%

	Face Amount	Value
Australia & New Zealand Banking Group
0.240%, 10/07/22	$600,000	$599,805
Bank of Montreal
0.640%, 10/18/22	600,000	599,949
BNZ International Funding
0.750%, 09/09/22	250,000	250,063
BofA Securities
1.320%, 06/16/23	250,000	249,605
Credit Suisse New York
0.490%, 08/18/22	286,000	285,998
Westpac Banking
0.180%, 08/10/22	300,000	300,005

Total Certificates of Deposit (Cost $2,285,973)		2,285,425

Total Investments in Securities— 106.2% (Cost $56,475,125)		$56,397,883

Percentages are based on Nest Assets of $53,117,295.

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $11,205,952 and represented 21.1% of Net Assets.

Cl — Class

FFCB — Federal Farm Credit Bank

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

USD — U.S. Dollar

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

Catholic Responsible Investments	Ultra Short Bond Fund
July 31, 2022
(Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 45.3%

	Face Amount	Value
U.S. Treasury Notes
3.000%, 06/30/24	$1,975,000	$1,977,855
2.875%, 04/30/25	3,000,000	3,000,352
2.875%, 06/15/25	28,000,000	28,021,875
2.750%, 02/28/25	7,640,000	7,617,020
2.625%, 03/31/25	3,640,000	3,618,814
2.500%, 05/31/24	86,930,000	86,267,838
2.375%, 08/15/24	6,260,000	6,193,732
2.250%, 11/15/24	19,350,000	19,083,182
2.250%, 12/31/24	2,580,000	2,542,509
2.125%, 02/29/24	23,775,000	23,464,810
2.125%, 05/15/25	1,000,000	980,469
1.750%, 12/31/24	14,145,000	13,777,009
1.625%, 10/31/23	5,555,000	5,465,816
1.125%, 02/28/25	3,780,000	3,618,021
0.375%, 12/31/25	15,150,000	13,952,795
0.250%, 06/30/25	16,500,000	15,310,840

Total U.S. Treasury Obligations (Cost $239,806,191)		234,892,937

CORPORATE OBLIGATIONS — 33.3%

	Face Amount	Value

COMMUNICATION SERVICES — 2.1%
AT&T
3.800%, 11/27/22(A)	$2,000,000	$1,975,336
Magallanes
3.428%, 03/15/24(A)	2,625,000	2,584,193
NTT Finance
4.239%, 07/25/25(A)	740,000	752,302
Sky
3.125%, 11/26/22(A)	1,000,000	999,535
Sprint Spectrum
4.738%, 03/20/25(A)	1,760,004	1,768,593
Time Warner Entertainment
8.375%, 03/15/23	2,400,000	2,466,124

		10,546,083

CONSUMER DISCRETIONARY — 2.9%
DR Horton
2.600%, 10/15/25	2,575,000	2,440,598
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,342,978
General Motors Financial
4.150%, 06/19/23	1,975,000	1,979,623
Leland Stanford Junior University
6.875%, 02/01/24	1,250,000	1,313,497

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Lennar
4.875%, 12/15/23	$2,000,000	$2,017,673
4.750%, 05/30/25	1,825,000	1,840,331
Marriott International
3.125%, 02/15/23	780,000	780,219
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,350,000	1,363,487
Mohawk Industries
3.850%, 02/01/23	1,200,000	1,198,663

		15,277,069

CONSUMER STAPLES — 0.9%
Bunge Finance
1.630%, 08/17/25	2,200,000	2,058,231
CVS Pass-Through Trust
6.036%, 12/10/28	2,618,465	2,710,827

		4,769,058

ENERGY — 1.8%
Continental Resources
3.800%, 06/01/24	1,695,000	1,675,729
Equities
6.125%, 02/01/25	1,250,000	1,301,525
Hydro Quebec
8.050%, 07/07/24	500,000	544,896
Petroleos Mexicanos
2.830%, 02/15/24	369,000	368,081
1.950%, 12/20/22	315,000	313,558
1.700%, 12/20/22	292,000	290,400
Phillips 66
3.700%, 04/06/23	2,250,000	2,255,255
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,253,086

		9,002,530

FINANCIALS — 17.9%
Abay Leasing 2014
2.654%, 11/09/26	689,168	676,575
ABN AMRO Bank
7.750%, 05/15/23(A)	1,700,000	1,736,586
African Development Bank
0.750%, 04/03/23	1,000,000	984,536
American Express
3.950%, 08/01/25	825,000	831,358
3.700%, 08/03/23	2,400,000	2,410,267
Asian Development Bank MTN
1.750%, 08/14/26	2,387,000	2,281,142
Athene Global Funding
2.800%, 05/26/23(A)	1,000,000	992,041
2.514%, 03/08/24(A)	1,570,000	1,522,448

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Bank of America
3.004%, ICE LIBOR USD 3 MONTH + 0.790%, 12/20/23(B)	$2,075,000	$2,069,484
2.456%, ICE LIBOR USD 3 Month + 0.870%, 10/22/25(B)	1,000,000	960,682
0.810%, U.S. SOFR + 0.740%, 10/24/24(B)	2,000,000	1,919,877
Bank One Michigan
8.250%, 11/01/24	1,925,000	2,094,488
Banque Federative du Credit Mutuel
4.524%, 07/13/25(A)	1,225,000	1,239,316
BPCE
4.000%, 04/15/24	1,050,000	1,049,136
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,659,955
1.000%, 04/12/24(A)	594,000	563,005
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24(A)	1,000,000	951,064
Canadian Imperial Bank of Commerce
3.945%, 08/04/25	1,000,000	1,001,927
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/26(B)	825,000	832,483
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	1,185,000	1,175,046
Citigroup
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	948,854
Council of Europe Development Bank
3.000%, 06/16/25	500,000	500,443
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	2,525,000	2,333,709
Credit Suisse Group
2.593%, U.S. SOFR + 1.560%, 09/11/25(A)(B)	3,050,000	2,860,176
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24(B)	2,605,000	2,517,398
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	2,670,000	2,511,242

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
European Investment Bank
2.125%, 04/13/26	$447,000	$434,438
0.625%, 10/21/27	1,000,000	893,372
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,416,188
Five Corners Funding Trust
4.419%, 11/15/23(A)	3,875,000	3,893,949
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	217,146	219,603
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,545,327
Inter-American Development Bank
0.500%, 05/24/23	1,000,000	979,650
International Finance MTN
2.000%, 10/24/22	500,000	499,174
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26(B)	1,500,000	1,352,641
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	1,000,000	933,401
Kansas City Southern
3.850%, 11/15/23	1,975,000	1,974,042
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	2,250,000	2,320,798
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,101,994
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr +1.700%, 07/18/25(B)	1,000,000	1,010,802
2.527%, 09/13/23	1,000,000	989,287
Mizuho Financial Group
1.241%, U.S. SOFR + 1.252%, 07/10/24(B)	2,300,000	2,238,297
Morgan Stanley
5.000%, 11/24/25	3,425,000	3,528,484
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/24(B)	1,000,000	998,165
NatWest Group
6.125%, 12/15/22	1,200,000	1,206,955
6.000%, 12/19/23	1,480,000	1,509,895
NatWest Markets
3.479%, 03/22/25(A)	1,585,000	1,557,479

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Pershing Road Development
1.998%, ICE LIBOR USD 3 Month + 0.400%, 09/01/26(A)(B)	$1,319,650	$1,266,864
Reliance Standard Life Global Funding II
2.150%, 01/21/23(A)	2,275,000	2,256,478
Royal Bank of Canada MTN
3.970%, 07/26/24	1,025,000	1,031,200
Schneider Electric
2.950%, 09/27/22(A)	2,175,000	2,174,566
State Street
3.100%, 05/15/23	2,000,000	2,003,506
Swiss Re Treasury US
2.875%, 12/06/22(A)	1,575,000	1,572,871
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/26(B)	1,025,000	1,030,724
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,467,819
UBS Group
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/24(A)(B)	2,500,000	2,428,375
USAA Capital
1.500%, 05/01/23(A)	1,000,000	984,835
Wells Fargo MTN
2.406%, U.S. SOFR + 1.087%, 10/30/25(B)	4,825,000	4,643,459

		93,087,876

HEALTH CARE — 0.3%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,373,303

INDUSTRIALS — 2.2%
AerCap Ireland Capital DAC
4.875%, 01/16/24	1,000,000	1,000,811
4.125%, 07/03/23	1,925,000	1,913,615
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	591,337	601,449
CNH Industrial
4.500%, 08/15/23	2,375,000	2,384,407
Georgia-Pacific
3.734%, 07/15/23(A)	2,100,000	2,099,620
Lennox International
3.000%, 11/15/23	2,000,000	1,981,940

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
Nature Conservancy
0.467%, 07/01/23	$425,000	$412,545
Republic Services
4.750%, 05/15/23	900,000	906,462

		11,300,849

INFORMATION TECHNOLOGY — 1.4%
Fiserv
3.800%, 10/01/23	2,015,000	2,020,704
Global Payments
4.000%, 06/01/23	2,000,000	1,999,940
International Business Machines
4.000%, 07/27/25	825,000	836,672
TD SYNNEX
1.250%, 08/09/24	2,655,000	2,491,624

		7,348,940

MATERIALS — 1.9%
Air Liquide Finance
2.250%, 09/27/23(A)	2,000,000	1,977,956
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,227,150
0.950%, 02/15/24	1,300,000	1,234,754
Celanese US Holdings
6.050%, 03/15/25	1,025,000	1,033,869
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	969,240
LG Chemical
4.375%, 07/14/25(A)	570,000	575,960
Nutrien
1.900%, 05/13/23	1,175,000	1,160,483
Union Carbide
7.875%, 04/01/23	1,950,000	2,003,977

		10,183,389

UTILITIES — 1.9%
Avangrid
3.150%, 12/01/24	1,000,000	981,919
Electricite de France
3.625%, 10/13/25(A)	500,000	498,043
National Rural Utilities Cooperative Finance MTN
2.300%, 09/15/22	2,825,000	2,822,360
NextEra Energy Capital Holdings
2.940%, 03/21/24	1,300,000	1,288,145
0.650%, 03/01/23	1,100,000	1,083,011

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
NorthWestern
1.000%, 03/26/24	$2,600,000	$2,495,508
Pacific Gas and Electric
2.497%, SOFRINDX + 1.150%, 11/14/22(B)	370,000	369,159
Southern Power
0.900%, 01/15/26	500,000	453,902

		9,992,047

Total Corporate Obligations (Cost $178,315,131)		172,881,144

ASSET-BACKED SECURITIES — 15.3%

	Face Amount	Value

Automotive — 5.2%
ARI Fleet Lease Trust, Ser 2022- A, Cl A2
3.120%, 01/15/31 (A)	$935,000	$921,624
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/24 (A)	3,050,000	3,037,731
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	606,553	593,312
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	690,000	689,964
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	1,250,000	1,200,517
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/25 (A)	2,000,000	1,989,469
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/26 (A)	1,895,000	1,895,000
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,410,126
Hyundai Auto Lease Securitization Trust, Ser 2022- B, Cl A3
3.350%, 06/16/25 (A)	1,435,000	1,431,594
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/25	3,460,000	3,417,011

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	$1,160,000	$1,159,583
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	935,000	924,335
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	1,753,000	1,753,515
Westlake Automobile Receivables Trust, Ser 2021- 3A, Cl A3
0.950%, 06/16/25 (A)	1,908,000	1,854,602
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	1,307,423	1,280,036
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,500,000	2,428,199

		26,986,618

Other Asset-Backed Securities — 10.1%
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/48 (A)	3,265,000	3,247,432
Amur Equipment Finance Receivables VII, Ser 2019-1A, Cl A2
2.630%, 06/20/24 (A)	261,523	260,766
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
2.949%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	476,338
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.401%, ICE LIBOR USD 1 Month + 0.540%, 02/25/35 (B)	11,752	10,833
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 08/10/50	1,500,000	1,501,319
COMM Mortgage Trust, Ser 2013-WWP, Cl A1
2.499%, 03/10/31 (A)	295,060	293,934
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	673,412	669,954
Community Program Loan Trust, Ser 1987-A, Cl B
4.500%, 10/01/29	6,032	5,853
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	1,208,327	1,197,614

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	$1,818,419	$1,815,366
DBGS Mortgage Trust, Ser 2018-C1, Cl A1
3.409%, 10/15/51	352,244	351,717
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	875,000	875,772
DLLST, Ser 2022-1A, Cl A2
2.790%, 01/22/24 (A)	810,000	802,677
Extended Stay America Trust, Ser 2021-ESH, Cl B
3.380%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	1,093,271	1,063,028
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	581,510	567,194
FREED ABS Trust, Ser 2022-2CP, Cl A
3.030%, 05/18/29 (A)	2,056,531	2,037,118
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
2.963%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	2,600,000	2,564,130
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	485,157
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
2.690%, TSFR1M + 0.731%, 08/15/24 (A)(B)	115,000	112,700
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
3.501%, 08/25/34 (B)	17,155	16,571
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 08/25/34 (B)	14,864	14,988
Life Mortgage Trust, Ser 2021-BMR, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 03/15/38 (A)(B)	1,867,643	1,807,165
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,150,441
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/32 (A)	380,000	378,265

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
2.800%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	$4,650,000	$4,504,590
MMAF Equipment Finance, Ser 2019-A, Cl A3
2.840%, 11/13/23 (A)	216,836	216,632
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	912,992	901,902
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)(B)	1,300,000	1,289,354
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl B
2.849%, ICE LIBOR USD 1 Month + 0.850%, 11/15/34 (A)(B)	2,700,000	2,675,979
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,018,595	990,560
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,747,771
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	250,000	242,039
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	965,000	931,515
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	4,000,000	3,896,756
SCF Equipment Leasing, Ser 2020-1A, Cl A3
1.190%, 10/20/27 (A)	1,437,921	1,406,274
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	96,794	87,325
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
2.404%, ICE LIBOR USD 3 Month + 0.960%, 11/18/30 (A)(B)	785,000	770,468
TES, Ser 2017-1A, Cl B
7.740%, 10/20/47 (A)	500,000	458,599
TES, Ser 2017-2A, Cl B
6.990%, 02/20/48 (A)	500,000	464,086

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Transportation Finance Equipment Trust, Ser 2019-1, Cl A4
1.880%, 03/25/24 (A)	$3,000,000	$2,970,330
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl A3
3.581%, 12/15/50	2,550,000	2,491,134
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	366,006	354,230
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	2,508,796	2,500,643

		52,606,519

Total Asset-Backed Securities (Cost $81,517,985)		79,593,137

MUNICIPAL BONDS — 2.2%

	Face Amount	Value

California — 0.4%
City of Union City California, RB
5.920%, 07/01/24	$1,730,000	$1,793,489

Illinois — 0.4%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	250,692
Sales Tax Securitization, Ser B, RB
2.225%, 01/01/24	1,800,000	1,764,846

		2,015,538

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
3.615%, 02/01/29	1,145,000	1,144,311

New Jersey — 0.7%
New Jersey Economic Development Authority, Ser B, RB
1.171%, 02/15/24 (C)	2,250,000	2,131,764
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/23	1,750,000	1,731,327

		3,863,091

New York — 0.5%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	500,000	500,057
4.336%, 04/01/24	1,000,000	999,541

MUNICIPAL BONDS — continued

	Face Amount	Value
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	$953,000	$953,933

		2,453,531

Total Municipal Bonds (Cost $11,438,128)		11,269,960

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$2,385,568	$2,338,852
1.900%, 07/12/24	863,974	851,812
United States International Development Finance
2.820%, 03/20/24	2,600,000	2,585,819
2.290%, 09/15/26	1,172,804	1,147,800
1.790%, 10/15/29	419,865	394,309
0.000%, 08/16/24(C)	3,300,000	3,497,701

Total U.S. Government Agency Obligations (Cost $10,995,288)		10,816,293

MORTGAGE-BACKED SECURITIES — 1.0%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 1.0%
FHLB
3.250%, 06/09/23	$1,520,000	$1,523,427
FHLMC
5.000%, 07/01/35	138,615	147,320
FNMA
5.000%, 03/01/34	111,527	118,005
3.500%, 11/01/34	2,218,529	2,244,581
FNMA, Ser 2009-62, Cl WA
5.579%, 08/25/39 (B)	34,388	35,962
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	141,783	140,417
FNMA, Ser M15, Cl A
2.476%, 10/25/22 (B)	155,738	155,358
GNMA, Ser 131, Cl A
2.200%, 04/16/57	166,558	164,982
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	35,591	35,451
GNMA, Ser 2017-99, Cl WA
4.866%, 12/20/32 (B)	346,334	355,781

		4,921,284

Other Mortgage-Backed Obligation — 0.0%
SBA
2.500%, Prime Rate + - 2.250%, 09/25/28 (B)	39,916	39,625

Catholic Responsible Investments	Short Duration Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.150%, Prime Rate + - 2.600%, 01/25/26 (B)	$28,674	$28,781

		68,406

Total Mortgage-Backed Securities
(Cost $5,018,280)		4,989,690

REPURCHASE AGREEMENT — 0.1%

	Face Amount	Value
Socgen Triparty Tsy 2.265%, dated 07/31/22, to be repurchased on 08/01/22, repurchase price $600,113, collateralized by a U.S. Government Treasury Bill, par value $620,300, 0.000%, 01/19/23, with a total market value of $9,282,065	$600,000	$600,000

Total Repurchase Agreements (Cost $600,000)		600,000

Total Investments in Securities— 99.3% (Cost $527,691,003)		$515,043,161

Percentages are based on Nest Assets of $518,799,180.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $117,393,028 and represented 22.6% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

USD — U.S. Dollar

As of July 31, 2022, all of the Fund’s investments in securities were considered level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 51.4%

	Face Amount	Value
U.S. Treasury Bonds
2.875%, 05/15/52	$11,800,000	$11,562,156
2.250%, 02/15/52	30,235,000	25,822,579
U.S. Treasury Notes
3.250%, 06/30/27	1,490,000	1,527,250
3.000%, 07/15/25	43,450,000	43,663,856
2.875%, 06/15/25	760,000	760,594
2.750%, 05/15/25	16,665,000	16,616,828
2.750%, 04/30/27	1,325,000	1,326,967
2.625%, 05/31/27	24,300,000	24,218,367
2.541%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23(A)	33,930,000	34,044,514
2.500%, 04/30/24	10,000,000	9,923,047
2.500%, 01/31/25	1,440,000	1,426,894
2.431%, US Treasury 3 Month Bill Money Market Yield + - 0.075%, 04/30/24(A)	56,735,000	56,794,999
2.375%, 08/15/24	8,750,000	8,657,373
2.375%, 05/15/27	9,000,000	8,853,750
1.750%, 12/31/24	6,000,000	5,843,906
1.125%, 02/28/25	600,000	574,289

Total U.S. Treasury Obligations (Cost $249,444,625)		251,617,369

CORPORATE OBLIGATIONS — 20.6%

	Face Amount	Value

COMMUNICATION SERVICES — 0.5%
CommScope
6.000%, 03/01/26(B)	$1,060,000	$1,030,850
Time Warner Entertainment
8.375%, 03/15/23	1,500,000	1,541,327

		2,572,177

CONSUMER DISCRETIONARY — 2.1%
General Motors
5.600%, 10/15/32	900,000	898,228
5.400%, 10/15/29	1,175,000	1,175,684
General Motors Financial
4.300%, 07/13/25	1,577,000	1,578,438
Lennar
5.250%, 06/01/26	1,500,000	1,537,938
Marriott International
4.650%, 12/01/28	1,500,000	1,504,983
Mileage Plus Holdings
6.500%, 06/20/27(B)	3,370,000	3,403,666

		10,098,937

CONSUMER STAPLES — 0.9%
CVS Pass-Through Trust
6.036%, 12/10/28	1,686,162	1,745,639

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Delta Air Lines
4.750%, 10/20/28(B)	$500,000	$488,255
Kraft Heinz Foods
3.000%, 06/01/26	1,388,000	1,344,902
Pilgrim’s Pride
5.875%, 09/30/27(B)	1,000,000	999,400

		4,578,196

ENERGY — 0.3%
Continental Resources
3.800%, 06/01/24	980,000	968,858
Hydro Quebec
8.050%, 07/07/24	500,000	544,896

		1,513,754

FINANCIALS — 12.0%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/29(A)(B)	1,000,000	870,590
African Development Bank
0.750%, 04/03/23	1,000,000	984,536
American Express
4.050%, 05/03/29	1,000,000	1,008,992
Athene Global Funding
2.500%, 03/24/28(B)	1,750,000	1,528,570
Bank of America MTN
4.827%, U.S. SOFR + 1.750%, 07/22/26(A)	945,000	960,064
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/27(A)	1,750,000	1,709,233
2.456%, ICE LIBOR USD 3 Month + 0.870%, 10/22/25(A)	1,000,000	960,681
Bank of Nova Scotia
2.435%, SOFRINDX + 0.550%, 09/15/23(A)	2,230,000	2,219,017
Banque Federative du Credit Mutuel
1.604%, 10/04/26(B)	2,000,000	1,815,114
Blackstone Private Credit Fund
2.350%, 11/22/24(B)	3,000,000	2,760,582
Blue Owl Finance
3.125%, 06/10/31(B)	845,000	665,627
BNP Paribas
1.675%, U.S. SOFR + 0.912%, 06/30/27(A)(B)	1,000,000	893,749
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	1,000,000	894,443

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24(B)	$1,000,000	$951,063
Cantor Fitzgerald
4.875%, 05/01/24(B)	1,140,000	1,145,456
Capital One Financial
4.166%, U.S. SOFR + 1.370%, 05/09/25(A)	2,805,000	2,781,439
2.458%, U.S. SOFR + 0.690%, 12/06/24(A)	665,000	641,725
Commonwealth Bank of Australia
2.512%, U.S. SOFR + 0.400%, 07/07/25(A)(B)	1,565,000	1,536,392
Council of Europe Development Bank
3.000%, 06/16/25	500,000	500,443
European Investment Bank
2.125%, 04/13/26	500,000	485,949
0.625%, 10/21/27	1,000,000	893,372
GA Global Funding Trust
1.625%, 01/15/26(B)	1,000,000	913,467
1.000%, 04/08/24(B)	1,000,000	945,982
Goldman Sachs Group
4.250%, 10/21/25	1,750,000	1,768,994
Golub Capital BDC
2.500%, 08/24/26	960,000	834,354
HSBC Holdings
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/26(A)	1,750,000	1,727,018
ING Groep
1.400%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 07/01/26(A)(B)	1,000,000	913,571
Inter-American Development Bank
0.500%, 05/24/23	1,000,000	979,650
International Finance MTN
2.000%, 10/24/22	500,000	499,174
Jefferies Finance
5.000%, 08/15/28(B)	875,000	733,414
John Hancock Life Insurance
7.375%, 02/15/24(B)	1,500,000	1,575,320
JPMorgan Chase
3.559%, ICE LIBOR USD 3 Month + 0.730%, 04/23/24(A)	2,000,000	1,996,460
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	1,000,000	933,401

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Kansas City Southern
3.850%, 11/15/23	$435,000	$434,789
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	932,660
Liberty Mutual Insurance
7.875%, 10/15/26(B)	1,250,000	1,426,443
Morgan Stanley MTN
5.000%, 11/24/25	1,750,000	1,802,875
NatWest Group
6.000%, 12/19/23	1,500,000	1,530,299
OWS Cre Funding I
7.273%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	1,300,000	1,289,487
Prudential Financial
5.700%, ICE LIBOR USD 3 Month + 2.665%, 09/15/48(A)	2,115,000	2,117,901
1.500%, 03/10/26	500,000	465,865
Prudential Insurance of America
8.300%, 07/01/25(B)	800,000	887,190
Reliance Standard Life Global Funding II
2.500%, 10/30/24(B)	1,000,000	967,054
Societe Generale
5.000%, 01/17/24(B)	1,500,000	1,505,618
Swiss Re Treasury US
2.875%, 12/06/22(B)	1,725,000	1,722,668
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,196,515
Truist Bank
2.636%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29(A)	2,000,000	1,906,976
TTX MTN
3.600%, 01/15/25(B)	700,000	690,989

		58,905,171

INDUSTRIALS — 2.9%
AerCap Ireland Capital DAC
1.650%, 10/29/24	2,500,000	2,322,572
American Airlines Class A Pass Through Trust, Cl A
4.950%, 01/15/23	2,394,036	2,348,640
Delta Air Lines
4.500%, 10/20/25(B)	1,500,000	1,481,498

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — continued
JetBlue Class B Pass Through Trust
7.750%, 11/15/28	$1,474,424	$1,533,311
Lennox International
3.000%, 11/15/23	1,500,000	1,486,455
Nature Conservancy
0.467%, 07/01/23	425,000	412,545
Protective Life Global Funding
1.170%, 07/15/25	1,425,000	1,320,173
Spirit Airlines Pass Through Trust
3.650%, 02/15/30	1,016,908	896,090
Weir Group
2.200%, 05/13/26(B)	1,000,000	885,461
Westinghouse Air Brake Technologies
3.200%, 06/15/25	1,075,000	1,036,646

		13,723,391

INFORMATION TECHNOLOGY — 0.7%
Apple
3.000%, 06/20/27	1,000,000	998,562
Qorvo
4.375%, 10/15/29	1,500,000	1,402,245
TD SYNNEX
1.250%, 08/09/24	1,000,000	938,465

		3,339,272

MATERIALS — 0.8%
Berry Global
4.875%, 07/15/26(B)	1,500,000	1,472,580
Celanese US Holdings
5.900%, 07/05/24	295,000	297,209
Dow Chemical
7.375%, 03/01/23	600,000	614,412
LG Chemical
4.375%, 07/14/25(B)	570,000	575,960
Vulcan Materials
4.500%, 04/01/25	1,215,000	1,233,505

		4,193,666

UTILITIES — 0.4%
Avangrid
3.150%, 12/01/24	1,000,000	981,919
Electricite de France
3.625%, 10/13/25(B)	500,000	498,043

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Southern Power
0.900%, 01/15/26	$500,000	$453,902

		1,933,864

Total Corporate Obligations (Cost $105,192,237)		100,858,428

ASSET-BACKED SECURITIES — 20.2%

	Face Amount	Value

Automotive — 3.0%
Carvana Auto Receivables Trust, Ser 2019-3A, Cl C
2.710%, 10/15/24 (B)	$631,128	$630,569
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	908,124	874,468
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/29	2,345,000	2,183,522
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (B)	1,175,000	1,132,663
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl C
2.560%, 07/22/24	2,260,000	2,239,245
GTE Auto Receivables Trust, Ser 2019-1, Cl A3
2.390%, 08/15/24 (B)	137,129	137,026
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (B)	1,000,000	940,621
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (B)	1,500,000	1,393,644
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/27	2,000,000	1,925,013
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	800,000	764,304
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,525,952

		14,747,027

Other Asset-Backed Securities — 17.2%
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/46 (B)	1,500,000	1,348,612

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
2.721%, ICE LIBOR USD 1 Month + 0.722%, 03/15/37 (A)(B)	$2,000,000	$1,894,342
Blackrock Rainier CLO VI, Ser 2021-6A, Cl A
4.410%, ICE LIBOR USD 3 Month + 1.700%, 04/20/33 (A)(B)	1,500,000	1,450,798
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
3.099%, ICE LIBOR USD 1 Month + 1.100%, 09/15/36 (A)(B)	1,250,000	1,168,311
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (B)	1,488,750	1,340,229
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (A)	3,005,000	2,846,564
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/54	1,750,000	1,733,356
CIFC Funding, Ser 2021-4A, Cl C
4.362%, ICE LIBOR USD 3 Month + 1.850%, 07/15/33 (A)(B)	3,500,000	3,294,228
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	1,650,000	1,624,593
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl C
4.780%, 05/10/47 (A)	3,400,000	3,278,230
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/47	750,000	741,998
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (A)	1,400,000	1,360,027
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (B)	1,615,000	1,466,592
COMM Mortgage Trust, Ser 2015-CR24, Cl B
4.376%, 08/10/48 (A)	2,500,000	2,431,081
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (B)	600,000	570,160
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (B)	654,554	588,974

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Extended Stay America Trust, Ser 2021-ESH, Cl B
3.380%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	$447,247	$434,875
FREMF Mortgage Trust, Ser 2016-K58, Cl C
3.738%, 09/25/49 (A)(B)	1,080,000	1,031,446
FREMF Mortgage Trust, Ser 2017-K63, Cl C
3.875%, 02/25/50 (A)(B)	1,055,000	1,016,527
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.671%, 11/25/49 (A)(B)	1,111,948	1,094,279
FREMF Mortgage Trust, Ser 2018-K80, Cl C
4.231%, 08/25/50 (A)(B)	270,000	258,806
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.255%, 04/25/51 (A)(B)	770,000	733,254
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.119%, 05/25/52 (A)(B)	505,000	477,114
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
2.963%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	1,600,000	1,577,926
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	500,000	485,157
GS Mortgage Securities Corportation Trust, Ser 2021-IP, Cl A
2.949%, ICE LIBOR USD 1 Month + 0.950%, 10/15/36 (A)(B)	2,000,000	1,919,427
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	1,750,000	1,737,129
GS Mortgage Securities II, Ser 2013-GC10, Cl A4
2.681%, 02/10/46	1,729,418	1,725,436
GS Mortgage Securities Trust, Ser 2013-GC12, Cl A3
2.860%, 06/10/46	848,533	840,909
Guggenheim MM CLO, Ser 2021-3A, Cl A
4.282%, ICE LIBOR USD 3 Month + 1.550%, 01/21/34 (A)(B)	2,000,000	1,914,192
Hardee’s Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/50 (B)	985,000	911,979

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (B)	$1,361,250	$1,181,773
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.768%, 03/25/36 (A)	40,889	11,919
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	500,000	471,369
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (B)	1,641,750	1,575,049
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl B
3.674%, 12/15/47 (A)	3,900,000	3,855,149
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl AS
4.043%, 07/15/47	1,170,000	1,150,056
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,095,000	2,951,223
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (A)	2,500,000	2,401,130
Life Mortgage Trust, Ser 2021-BMR, Cl C
3.099%, ICE LIBOR USD 1 Month + 1.100%, 03/15/38 (A)(B)	737,228	702,014
Maranon Loan Funding, Ser 2021-2RA, Cl A1R
4.202%, ICE LIBOR USD 3 Month + 1.690%, 07/15/33 (A)(B)	1,750,000	1,716,325
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (B)	1,486,875	1,478,461
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
2.800%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	2,500,000	2,421,823
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl A
2.699%, ICE LIBOR USD 1 Month + 0.700%, 11/15/34 (A)(B)	1,200,000	1,190,173
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (B)	688,499	665,363

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/32 (B)	$2,372,000	$2,329,172
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	250,000	242,039
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	500,000	482,650
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (B)	987,500	848,164
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (B)	1,750,500	1,635,524
SOFI PROFESSIONAL LOAN PROGRAM, Ser 2017-F, Cl A2FX
2.840%, 01/25/41 (B)	568,570	558,628
Sonic Capital, Ser 2020-1A, Cl A2I
3.845%, 01/20/50 (B)	980,833	917,034
TES, Ser 2017-1A, Cl B
7.740%, 10/20/47 (B)	500,000	458,599
TES, Ser 2017-2A, Cl B
6.990%, 02/20/48 (B)	500,000	464,086
TICP CLO XI, Ser 2018-11A, Cl E
8.710%, ICE LIBOR USD 3 MONTH + 6.000%, 10/20/31 (A)(B)	700,000	592,474
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	366,006	354,230
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A4
2.942%, 10/15/49	1,500,000	1,445,853
Wells Fargo Commercial Mortgage Trust, Ser 2017-C40, Cl A4
3.581%, 10/15/50	1,500,000	1,475,041
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl D
3.401%, 03/15/50 (B)	3,000,000	2,367,128
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/46 (A)	2,000,000	1,990,891
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.519%, 08/15/46 (A)	1,000,000	949,554

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (A)	$2,093,258	$2,045,300

		84,224,745

Total Asset-Backed Securities (Cost $101,692,555)		98,971,772

MORTGAGE-BACKED SECURITIES — 5.3%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 3.8%
FHLMC
4.000%, 07/01/52	$4,382,520	$4,411,005
FNMA
4.000%, 06/01/52	11,978,755	12,054,833
FREMF Mortgage Trust, Ser 2016-K60, Cl C
3.540%, 12/25/49 (A)(B)	620,000	589,742
FREMF Mortgage Trust, Ser 2017-K61, Cl C
3.689%, 12/25/49 (A)(B)	770,000	726,286
FREMF Mortgage Trust, Ser 2017-K62, Cl C
3.880%, 01/25/50 (A)(B)	495,000	473,117

		18,254,983

Non-Agency Mortgage-Backed Obligation — 1.5%
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	500,000	453,800
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.659%, ICE LIBOR USD 1 MONTH + 2.400%, 04/25/31 (A)(B)	143,263	143,091
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (A)	1,455,000	1,418,833
GS Mortgage Securities II, Ser 2013-GC10, Cl B
3.682%, 02/10/46 (B)	2,465,000	2,437,526
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	2,089,000	2,028,803
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	222,295	217,439

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	$950,000	$705,681

		7,405,173

Total Mortgage-Backed Securities (Cost $26,003,479)		25,660,156

MUNICIPAL BONDS — 0.6%

	Face Amount	Value
California — 0.2%
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	$1,000,000	$948,920

Illinois — 0.1%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	501,384

New York — 0.3%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	820,432
4.480%, 04/01/25	500,000	500,057

		1,320,489

Total Municipal Bonds (Cost $2,765,965)		2,770,793

COMMON STOCK — 0.1%

	Shares	Value

DIVERSIFIED — 0.1%

North Atlantic Acquisition	58,023	$572,107

Total Common Stock (Cost $579,728)		572,107

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$335,892	$315,447

Total U.S. Government Agency Obligations (Cost $312,603)		315,447

Total Investments in Securities— 98.3% (Cost $485,991,192)		$480,766,072

Percentages are based on Nest Assets of $489,110,807.

Catholic Responsible Investments	Opportunistic Bond Fund
July 31, 2022
(Unaudited)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $96,816,142 and represented 19.8% of Net Assets.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$251,617,369	$—	$251,617,369
Corporate Obligations	—	100,858,428	—	100,858,428
Asset-Backed Securities	—	98,971,772	—	98,971,772
Mortgage-Backed Securities	—	25,660,156	—	25,660,156
Municipal Bonds	—	2,770,793	—	2,770,793
Common Stock	572,107	—	—	572,107
U.S. Government Agency Obligation	—	315,447	—	315,447

Total Investments in Securities	$572,107	$480,193,965	$—	$480,766,072

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 36.4%

	Face Amount	Value
U.S. Treasury Bond
3.000%, 02/15/48	$250,000	$243,076
3.000%, 08/15/48	725,000	707,894
3.000%, 02/15/49	985,000	971,341
2.875%, 05/15/52	40,025,000	39,218,246
2.500%, 02/15/45	30,310,000	26,554,402
2.500%, 02/15/46	1,775,000	1,555,690
2.500%, 05/15/46	880,000	770,928
2.375%, 02/15/42	800,000	702,750
2.375%, 11/15/49	395,000	345,826
2.250%, 08/15/46	895,000	745,542
2.250%, 02/15/52	36,100,000	30,831,656
2.000%, 11/15/41	1,305,000	1,075,198
2.000%, 02/15/50	4,745,000	3,818,057
2.000%, 08/15/51	11,730,000	9,413,783
1.875%, 02/15/41	6,840,000	5,550,019
1.875%, 02/15/51	65,000	50,621
1.875%, 11/15/51	71,970,000	56,114,109
1.750%, 08/15/41	2,700,000	2,128,465
1.625%, 11/15/50	4,565,000	3,334,055
1.375%, 11/15/40	2,295,000	1,710,044
1.375%, 08/15/50	5,080,000	3,475,236
1.250%, 05/15/50	800,000	529,469
1.125%, 05/15/40	605,000	436,025
1.125%, 08/15/40	3,550,000	2,542,826
U.S. Treasury Note
2.875%, 08/15/28	305,000	307,395
2.875%, 04/30/29	3,830,000	3,870,993
2.875%, 05/15/32	11,455,000	11,682,310
2.750%, 05/15/25	660,000	658,092
2.750%, 04/30/27	1,785,000	1,787,650
2.750%, 05/31/29	2,455,000	2,462,288
2.625%, 02/15/29	33,850,000	33,692,650
2.541%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23(A)	50,420,000	50,590,167
2.431%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/24(A)	50,750,000	50,803,670
2.375%, 03/31/29	10,470,000	10,254,056
2.375%, 05/15/29	915,000	896,915
2.000%, 02/15/25	5,000	4,895
1.875%, 02/15/32	16,445,000	15,383,784
1.750%, 07/31/24	40,000	39,111
1.750%, 12/31/26	3,240,000	3,109,894
1.750%, 11/15/29	740,000	697,334
1.625%, 08/15/29	625,000	584,106
1.625%, 05/15/31	20,810,000	19,191,535
1.500%, 01/31/27	4,325,000	4,101,654
1.500%, 11/30/28	285,000	264,794
1.375%, 10/31/28	1,200,000	1,107,000
1.375%, 12/31/28	4,360,000	4,024,995
1.375%, 11/15/31	13,405,000	12,020,515

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.250%, 11/30/26	$19,000,000	$17,854,063
1.250%, 03/31/28	190,000	175,208
1.250%, 08/15/31	10,385,000	9,238,593
1.125%, 10/31/26	3,100,000	2,899,227
1.125%, 02/29/28	4,575,000	4,197,384
1.125%, 08/31/28	505,000	459,905
1.125%, 02/15/31	4,180,000	3,707,464
0.875%, 06/30/26	11,605,000	10,790,383

0.875%, 09/30/26	107,950,000	100,026,638
0.875%, 11/15/30	15,570,000	13,568,404
0.750%, 08/31/26	3,662,000	3,380,341
0.750%, 01/31/28	20,875,000	18,771,191
0.625%, 11/30/27	6,850,000	6,136,102
0.625%, 12/31/27	7,560,000	6,760,884
0.625%, 05/15/30	595,000	510,794
0.625%, 08/15/30	295,000	252,248
0.500%, 04/30/27	5,525,000	4,979,838
0.500%, 05/31/27	1,195,000	1,075,500
0.500%, 08/31/27	9,175,000	8,212,700
0.500%, 10/31/27	480,000	427,913
0.375%, 11/30/25	625,000	576,831
0.250%, 07/31/25	95,000	87,964
0.250%, 09/30/25	400,000	368,922
0.250%, 10/31/25	245,000	225,572

Total U.S. Treasury Obligations (Cost $675,270,515)		635,045,130

MORTGAGE-BACKED SECURITIES — 29.4%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 22.8%
FHLMC
7.000%, 11/01/32	$255,266	$274,463
7.000%, 10/01/32	7,067	7,662
7.000%, 09/01/32	9,840	10,884
7.000%, 07/01/32	3,036	3,336
7.000%, 06/01/32	54,109	59,826
6.500%, 01/01/38	851	928
6.500%, 11/01/37	1,236	1,311
6.500%, 09/01/37	25,421	27,607
6.500%, 08/01/37	2,165	2,289
6.500%, 12/01/32	83,196	89,834
6.500%, 12/01/31	2,337	2,490
6.000%, 05/01/39	42,228	45,615
6.000%, 04/01/39	16,060	17,017
6.000%, 02/01/39	17,336	18,525
6.000%, 09/01/38	10,590	11,535
6.000%, 06/01/38	3,255	3,311
6.000%, 11/01/36	30,220	32,547
6.000%, 12/01/33	11,897	12,957
6.000%, 01/01/24	14,247	14,355
5.500%, 06/01/37	596	624
5.500%, 01/01/35	89,680	96,315
5.000%, 04/01/34	6,104	6,288

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 09/01/48	$691,270	$712,182
4.500%, 03/01/47	860,257	890,530
4.500%, 03/01/46	93,238	97,237
4.500%, 11/01/45	346,128	361,004
4.500%, 02/01/45	1,145,541	1,183,532
4.500%, 10/01/44	29,218	30,125
4.500%, 08/01/44	892,092	930,166
4.500%, 07/01/44	294,764	306,717
4.500%, 03/01/44	11,642	12,088
4.500%, 01/01/44	113,121	117,235
4.500%, 12/01/43	99,880	103,913
4.500%, 11/01/43	12,791	13,397
4.500%, 05/01/42	46,062	48,025
4.500%, 09/01/41	282,578	294,638
4.500%, 07/01/41	22,270	23,222
4.500%, 05/01/41	47,961	50,058
4.500%, 04/01/40	64,147	66,915
4.500%, 12/01/33	22,863	23,586
4.500%, 06/01/31	22,228	22,931
4.500%, 06/01/26	4,485	4,620
4.500%, 02/01/26	6,621	6,820
4.000%, 01/01/52	1,286,262	1,296,022
4.000%, 05/01/46	1,425,660	1,463,779
4.000%, 07/01/34	74,680	77,418
4.000%, 10/01/31	44,819	46,194
3.743%, ICE LIBOR USD 12 MONTH + 1.630%, 07/01/44 (A)	47,848	48,774
3.507%, ICE LIBOR USD 12 MONTH + 1.791%, 08/01/42 (A)	3,264	3,336
3.500%, 07/01/52	10,084,000	10,031,132
3.500%, 05/01/52	2,278,538	2,266,593
3.500%, 04/01/52	16,183,237	16,084,333
3.500%, 02/01/52	1,902,927	1,888,016
3.500%, 01/01/52	1,807,654	1,794,713
3.500%, 04/01/37	745,066	763,308
3.427%, ICE LIBOR USD 12 Month + 1.962%, 04/01/40 (A)	4,771	4,761
3.247%, ICE LIBOR USD 12 MONTH + 1.877%, 01/01/42 (A)	34,594	35,463
3.168%, ICE LIBOR USD 12 Month + 1.630%, 02/01/45 (A)	173,642	174,500
3.005%, ICE LIBOR USD 12 MONTH + 1.630%, 05/01/44 (A)	7,417	7,587
3.000%, 11/01/51	3,464,657	3,348,915
3.000%, 07/01/51	0	—
3.000%, 02/01/50	1,616,394	1,570,079
3.000%, 04/01/42	2,365,075	2,318,418
2.964%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/44 (A)	61,846	62,835

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.893%, ICE LIBOR USD 12 MONTH + 1.650%, 04/01/43 (A)	$51,169	$51,781
2.753%, ICE LIBOR USD 12 MONTH + 1.623%, 12/01/45 (A)	361,091	368,917
2.716%, ICE LIBOR USD 12 Month + 1.631%, 05/01/46 (A)	31,341	31,940
2.707%, ICE LIBOR USD 12 MONTH + 1.608%, 11/01/44 (A)	724,650	735,072
2.648%, ICE LIBOR USD 12 MONTH + 1.822%, 10/01/41 (A)	9,986	10,212
2.635%, ICE LIBOR USD 12 MONTH + 1.652%, 08/01/44 (A)	475,951	481,069
2.593%, ICE LIBOR USD 12 MONTH + 1.762%, 11/01/39 (A)	101,984	104,775
2.560%, ICE LIBOR USD 12 Month + 1.630%, 01/01/45 (A)	25,729	26,064
2.500%, 02/01/51	4,372,783	4,117,516
2.500%, 11/01/50	7,350,162	6,906,380
2.500%, 10/01/50	5,875,118	5,541,845
2.500%, 07/01/50	8,905,459	8,366,608
2.500%, 03/01/37	1,494,992	1,459,798
2.489%, ICE LIBOR USD 12 MONTH + 1.703%, 04/01/38 (A)	98,004	99,930
2.285%, ICE LIBOR USD 12 Month + 2.035%, 09/01/37 (A)	1,989	1,983
2.233%, ICE LIBOR USD 12 Month + 1.615%, 11/01/44 (A)	34,467	34,967
2.224%, ICE LIBOR USD 12 Month + 1.724%, 04/01/36 (A)	5,830	5,813
2.000%, 01/01/52	1,475,073	1,331,850
2.000%, 12/01/50	5,856,820	5,311,838
2.000%, 11/01/50	1,399,353	1,270,039
2.000%, 09/01/50	2,102,552	1,901,917
2.000%, 07/01/50	10,294,942	9,328,577
2.000%, 02/01/42	1,789,043	1,657,235
1.992%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	15,543	15,624
1.980%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	157,059	157,903
1.906%, ICE LIBOR USD 12 MONTH + 1.630%, 01/01/45 (A)	321,325	323,204

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
1.880%, ICE LIBOR USD 12 MONTH + 1.630%, 12/01/44 (A)	$38,152	$38,391
1.876%, ICE LIBOR USD 12 MONTH + 1.613%, 01/01/44 (A)	28,636	28,858
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,250,000	1,271,419
FHLMC STACR REMIC Trust 2021-DNA3, Ser 2021-DNA3, Cl M2
3.614%, SOFR30A + 2.100%, 10/25/33 (A)(B)	875,000	833,155
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl M2
3.014%, SOFR30A + 1.500%, 10/25/41 (A)(B)	2,210,000	2,061,833
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.833%, 07/25/32 (A)	22,877	22,917
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.434%, 07/25/33 (A)	203,401	204,959
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	117,600	133,949
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	46,950	51,132
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	363,748	396,511
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	22,618	25,353
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	56,411	59,615
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	13,002	14,019
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	48,856	51,931
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	155,354	168,133
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	48,784	51,418
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	138,953	150,490
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	49,117	50,828
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,732	2,870

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC, Ser 2013-299, Cl F1
2.499%, ICE LIBOR USD 1 MONTH + 0.500%, 01/15/43 (A)	$178,130	$178,411
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	134,605	141,061
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	236,241	248,684
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	567,386	558,072
FNMA
7.000%, 12/01/37	312	349
7.000%, 08/01/32	142,850	153,369
7.000%, 11/01/29	48,642	51,784
6.500%, 01/01/49	6,889	7,517
6.500%, 10/01/39	45,752	49,731
6.500%, 08/01/39	18,339	20,130
6.500%, 10/01/38	15,583	17,120
6.500%, 03/01/38	5,792	6,158
6.500%, 02/01/38	4,116	4,494
6.500%, 12/01/37	16,840	18,442
6.500%, 11/01/37	1,165	1,267
6.500%, 03/01/35	199,955	213,619
6.500%, 05/01/33	2,914	3,089
6.500%, 12/01/32	10,629	11,395
6.500%, 08/01/32	25,170	26,762
6.000%, 07/01/39	72,610	76,595
6.000%, 05/01/38	36,564	39,795
6.000%, 08/01/37	98,794	107,558
6.000%, 07/01/37	21,541	22,943
6.000%, 03/01/37	11,779	12,658
6.000%, 09/01/36	76,618	83,364
6.000%, 03/01/36	10,362	11,225
6.000%, 11/01/35	13,727	14,891
6.000%, 07/01/35	5,798	6,234
6.000%, 04/01/35	57,717	62,457
6.000%, 04/01/34	13,786	14,869
6.000%, 03/01/34	203,701	219,943
6.000%, 12/01/33	3,778	4,111
6.000%, 11/01/33	3,411	3,682
6.000%, 12/01/32	5,044	5,488
6.000%, 06/01/23	524	525
6.000%, 10/01/22	76	76
5.500%, 02/01/38	3,056	3,222
5.500%, 04/01/37	133,168	142,292
5.500%, 09/01/36	11,216	12,007
5.500%, 10/01/35	57,165	61,133
5.500%, 04/01/35	188,466	200,843
5.500%, 11/01/33	6,911	7,387
5.500%, 06/01/33	38,994	41,649
5.500%, 11/01/29	6,978	7,270
5.500%, 01/01/25	2,660	2,673
5.500%, 05/01/24	700	704
5.500%, 03/01/24	1,162	1,166
5.500%, 01/01/24	7	7
5.500%, 11/01/23	22	22

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.193%, 11/01/36	$6,488	$6,457
5.000%, 03/01/49	401,039	415,191
5.000%, 12/01/48	305,170	318,458
5.000%, 08/01/40	16,550	17,581
5.000%, 09/01/39	49,869	52,870
5.000%, 09/01/25	17,889	18,433
5.000%, 04/01/25	115	119
4.500%, 03/01/52	683,564	706,053
4.500%, 06/01/48	526,647	542,112
4.500%, 02/01/46	1,080,649	1,125,456
4.500%, 09/01/45	53,184	55,407
4.500%, 02/01/45	422,700	439,466
4.500%, 10/01/44	28,412	29,603
4.500%, 09/01/43	9,255	9,643
4.500%, 01/01/43	956,020	987,111
4.500%, 07/01/42	221,408	230,684
4.500%, 01/01/42	68,981	71,604
4.500%, 12/01/41	29,195	30,356
4.500%, 11/01/41	30,301	31,578
4.500%, 09/01/41	15,795	16,303
4.500%, 08/01/41	13,004	13,480
4.500%, 05/01/41	1,937,529	2,015,070
4.500%, 06/01/36	24,179	25,266
4.500%, 09/01/31	52,507	54,122
4.500%, 06/01/31	15,048	15,512
4.500%, 01/01/31	136,439	141,554
4.500%, 08/01/26	84,927	87,418
4.500%, 10/01/24	23,543	24,233
4.143%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.143%, 08/01/34 (A)	2,670	2,679
4.000%, 06/01/52	40,886,165	41,145,834
4.000%, 04/01/52	1,583,948	1,607,909
4.000%, 10/01/51	1,752,490	1,770,119
4.000%, 04/01/48	1,648,641	1,686,345
4.000%, 03/01/46	3,802,924	3,907,314
4.000%, 01/01/37	650,654	669,101
4.000%, 11/01/35	77,936	80,210
4.000%, 01/01/35	2,182,097	2,260,278
4.000%, 10/01/34	1,128,255	1,168,516
4.000%, 06/01/34	1,250,696	1,295,585
4.000%, 03/01/34	506,007	524,192
4.000%, 11/01/33	764,337	791,678
4.000%, 10/01/33	57,108	59,160
4.000%, 10/01/32	63,350	65,608
4.000%, 09/01/31	174,207	180,438
4.000%, 12/01/30	264,632	274,094
4.000%, 11/01/30	185,400	192,032
3.978%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.290%, 08/01/34 (A)	12,889	12,911
3.690%, ICE LIBOR USD 12 Month + 1.685%, 06/01/42 (A)	27,450	28,109

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.665%, ICE LIBOR USD 12 MONTH + 1.620%, 11/01/48 (A)	$572,627	$576,781
3.574%, ICE LIBOR USD 12 MONTH + 1.592%, 07/01/44 (A)	269,982	275,573
3.527%, ICE LIBOR USD 12 MONTH + 1.471%, 06/01/35 (A)	2,918	2,912
3.500%, 05/01/52	1,243,892	1,237,371
3.500%, 04/01/52	13,531,970	13,476,219
3.500%, 03/01/52	2,016,830	2,000,890
3.500%, 01/01/52	2,348,335	2,330,131
3.500%, 11/01/51	1,462,722	1,451,609
3.500%, 04/01/37	642,433	657,282
3.500%, 02/01/31	1,064,446	1,085,236
3.500%, 12/01/29	396,533	401,550
3.403%, ICE LIBOR USD 12 Month + 1.813%, 07/01/41 (A)	54,735	56,499
3.217%, ICE LIBOR USD 12 Month + 1.564%, 06/01/44 (A)	53,146	54,071
3.096%, ICE LIBOR USD 12 Month + 1.603%, 10/01/48 (A)	139,318	139,260
3.031%, ICE LIBOR USD 12 MONTH + 1.572%, 08/01/43 (A)	3,629	3,686
3.000%, 05/01/52	1,776,290	1,720,893
3.000%, 03/01/52	3,022,230	2,929,172
3.000%, 11/01/51	2,291,569	2,222,445
3.000%, 10/01/51	2,799,307	2,705,798
3.000%, 07/01/50	1,149,159	1,122,199
3.000%, 05/01/35	1,704,622	1,700,838
3.000%, 01/01/31	1,423,466	1,423,765
2.961%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/47 (A)	203,882	204,520
2.958%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/47 (A)	394,253	389,691
2.878%, ICE LIBOR USD 12 Month + 1.451%, 05/01/35 (A)	26,547	27,073
2.814%, ICE LIBOR USD 12 MONTH + 1.580%, 04/01/44 (A)	150,090	152,090
2.808%, ICE LIBOR USD 12 Month + 1.658%, 05/01/46 (A)	52,012	51,913
2.743%, ICE LIBOR USD 12 MONTH + 1.568%, 05/01/45 (A)	430,589	436,922

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.696%, ICE LIBOR USD 12 MONTH + 1.789%, 06/01/38 (A)	$5,437	$5,620
2.673%, ICE LIBOR USD 12 MONTH + 1.699%, 04/01/44 (A)	91,545	93,365
2.639%, ICE LIBOR USD 12 Month + 1.557%, 01/01/45 (A)	32,894	33,343
2.632%, ICE LIBOR USD 12 MONTH + 1.566%, 05/01/44 (A)	70,081	70,899
2.500%, 02/01/52	4,851,843	4,550,119
2.500%, 12/01/51	7,604,039	7,124,618
2.500%, 08/01/51	5,493,286	5,157,291
2.500%, 05/01/51	0	—
2.500%, 02/01/51	11,055,328	10,400,775
2.500%, 01/01/51	1,498,897	1,403,268
2.500%, 11/01/50	11,114,123	10,464,403
2.500%, 10/01/50	11,423,699	10,735,520
2.500%, 07/01/50	15,032,608	14,109,909
2.500%, 10/01/41	1,386,747	1,326,803
2.500%, 05/01/41	947,266	903,396
2.500%, 08/01/36	2,137,709	2,084,119
2.500%, 07/01/36	1,205,552	1,175,662
2.081%, US Treas Yield Curve Rate T Note Const Mat 1 Yr +1.999%, 09/01/34 (A)	979	1,009
2.053%, ICE LIBOR USD 12 Month + 1.580%, 11/01/44 (A)	25,699	26,045
2.050%, ICE LIBOR USD 12 MONTH + 1.550%, 02/01/44 (A)	874	877
2.028%, ICE LIBOR USD 12 MONTH + 1.778%, 12/01/39 (A)	13,840	13,815
2.000%, 11/01/51	0	—
2.000%, 10/01/51	1,944,099	1,766,699
2.000%, 09/01/51	1,710,355	1,548,748
2.000%, 04/01/51	0	—
2.000%, 02/01/51	1,219,081	1,103,904
2.000%, 01/01/51	5,593,373	5,065,122
2.000%, 12/01/50	562,269	509,177
2.000%, 09/01/50	2,058,276	1,861,358
2.000%, 08/01/50	813,384	735,618
2.000%, 09/01/36	1,607,687	1,536,324
2.000%, 03/01/36	0	—
2.000%, 01/01/36	1,389,189	1,325,056
1.935%, ICE LIBOR USD 12 MONTH + 1.572%, 02/01/44 (A)	27,167	27,362
1.910%, ICE LIBOR USD 12 MONTH + 1.551%, 02/01/44 (A)	15,177	15,277

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
1.850%, ICE LIBOR USD 12 MONTH + 1.600%, 12/01/44 (A)	$38,393	$38,845
1.840%, ICE LIBOR USD 12 MONTH + 1.590%, 12/01/44 (A)	288,522	291,379
1.830%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/44 (A)	2,794	2,842
1.827%, ICE LIBOR USD 12 MONTH + 1.577%, 10/01/44 (A)	155,136	157,589
1.815%, ICE LIBOR USD 12 MONTH + 1.565%, 01/01/44 (A)	67,530	68,745
1.500%, 10/01/50	1,839,938	1,590,465
FNMA Connecticut Avenue Securities, Ser 2018-C06, Cl 1M2
4.259%, ICE LIBOR USD 1 MONTH + 2.000%, 03/25/31 (A)	1,933,950	1,931,859
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	17,634	17,822
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	147,287	154,531
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	100,811	107,903
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	3,500	3,700
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	9,305	9,745
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	41,747	45,958
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,806	2,014
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	5,506	5,675
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,602	1,726
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	85,409	87,020
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	6,574	6,854

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	$6,574	$6,680
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
4.818%, 10/25/42 (A)	71,578	76,381
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.632%, 10/25/42 (A)	28,864	30,733
FNMA Trust 2003-W2, Ser 2003- W2, Cl 1A3
7.500%, 07/25/42	8,897	9,881
FNMA Trust 2004-W2, Ser 2004- W2, Cl 2A2
7.000%, 02/25/44	16,878	18,365
FNMA Trust 2004-W2, Ser 2004- W2, Cl 5A
7.500%, 03/25/44	6,550	7,151
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	45,228	48,207
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	14,411	15,431
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	70,879	76,061
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	18,429	20,054
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	5,303	5,581
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	6,272	6,984
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	221,567	223,538
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	55,512	57,692
FNMA, Ser 2013-128, Cl CF
2.859%, ICE LIBOR USD 1 Month + 0.600%, 12/25/43 (A)	301,627	302,120
FNMA, Ser 2014-1, Cl KF
2.859%, ICE LIBOR USD 1 MONTH + 0.600%, 02/25/44 (A)	426,616	429,502
FREMF 2015-K44 Mortgage Trust, Ser K44, Cl C
3.719%, 01/25/48 (A)(B)	1,900,000	1,855,201
FREMF 2015-K46 Mortgage Trust, Ser K46, Cl C
3.698%, 04/25/48 (A)(B)	2,740,000	2,671,044
FREMF 2016-K55 Mortgage Trust, Ser K55, Cl C
4.167%, 04/25/49 (A)(B)	1,310,000	1,277,247
FREMF 2016-K56 Mortgage Trust, Ser K56, Cl C
3.943%, 06/25/49 (A)(B)	2,840,000	2,768,543

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF 2016-K57 Mortgage Trust, Ser K57, Cl C
3.918%, 08/25/49 (A)(B)	$3,245,000	$3,146,406
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.727%, 10/25/49 (A)(B)	2,592,000	2,460,079
FREMF 2018-K732 Mortgage Trust, Ser K732, Cl C
4.049%, 05/25/25 (A)(B)	3,275,000	3,204,008
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.092%, 02/25/51 (A)(B)	2,880,000	2,782,947
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.278%, 11/25/51 (A)(B)	2,815,000	2,723,102
FREMF 2018-K85 Mortgage Trust, Ser K85, Cl B
4.320%, 12/25/50 (A)(B)	3,105,000	3,075,951
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.294%, 11/25/51 (A)(B)	1,917,000	1,860,790
FREMF 2019-K736 Mortgage Trust, Ser K736, Cl B
3.759%, 07/25/26 (A)(B)	3,235,000	3,174,197
FREMF 2019-K89 Mortgage Trust, Ser K89, Cl C
4.287%, 01/25/51 (A)(B)	5,291,042	5,114,487
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.812%, 08/25/56 (A)(B)	1,790,000	1,677,064
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.303%, 01/25/53 (A)(B)	590,000	560,112
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.493%, 11/25/52 (A)(B)	60,000	54,996
FREMF Mortgage Trust, Ser 2016-K60, Cl C
3.540%, 12/25/49 (A)(B)	1,490,000	1,417,282
FREMF Mortgage Trust, Ser 2017-K61, Cl C
3.689%, 12/25/49 (A)(B)	2,160,000	2,037,374
FREMF Mortgage Trust, Ser 2017-K62, Cl C
3.880%, 01/25/50 (A)(B)	2,461,000	2,352,203
GNMA
7.000%, 12/15/29	919	995
6.500%, 05/15/29	1,637	1,740
4.000%, 04/20/52	1,482,646	1,501,673
4.000%, 03/20/52	1,693,753	1,715,489
4.000%, 02/20/52	1,718,009	1,740,057
4.000%, 01/20/52	1,381,762	1,399,495
3.500%, 03/20/52	2,030,296	2,025,509
3.500%, 02/20/52	1,505,511	1,501,970
3.500%, 01/20/52	1,618,887	1,615,080
3.500%, 06/20/51	1,640,756	1,637,321

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.000%, 10/20/51	$2,008,072	$1,961,637
3.000%, 07/20/51	1,436,868	1,404,252
3.000%, 05/20/51	1,280,707	1,250,079
2.500%, 05/20/51	870,473	829,547
2.500%, 03/20/51	2,037,756	1,937,477
GNMA, Ser 2002-49, Cl ZG
6.000%, 07/20/32	412,107	411,655
GNMA, Ser 2012-98, Cl BM
4.904%, 08/20/42 (A)	206,600	211,901
GNMA, Ser 2017-H17, Cl FQ
0.502%, ICE LIBOR USD 12 MONTH + 0.270%, 09/20/67 (A)	2,644,044	2,618,279
GNMA, Ser 2017-H22, Cl FH
0.455%, ICE LIBOR USD 12 MONTH + 0.220%, 11/20/67 (A)	1,743,545	1,716,253
GNMA, Ser 2017-H24, Cl FQ
0.567%, ICE LIBOR USD 12 MONTH + 0.200%, 11/20/67 (A)	1,821,761	1,787,645
GNMA, Ser 2018-H04, Cl FK
0.988%, ICE LIBOR USD 12 MONTH + 0.040%, 03/20/68 (A)	1,639,017	1,581,343
GNMA, Ser 2018-H05, Cl CF
1.008%, ICE LIBOR USD 12 MONTH + 0.060%, 03/20/68 (A)	1,740,653	1,680,114
GNMA, Ser 2018-H05, Cl FE
1.018%, ICE LIBOR USD 12 Month + 0.070%, 02/20/68 (A)	386,981	376,000
GNMA, Ser 2019-H09, Cl FG
2.522%, ICE LIBOR USD 12 MONTH + 0.350%, 05/20/69 (A)	734,981	721,954
GNMA, Ser 2019-H16, Cl CF
1.820%, ICE LIBOR USD 1 Month + 0.700%, 10/20/69 (A)	335,626	332,366
GNMA, Ser 2020-H01, Cl FV
1.770%, ICE LIBOR USD 1 MONTH + 0.650%, 01/20/70 (A)	6,602,456	6,505,841
GNMA, Ser 2020-H02, Cl FB
1.720%, ICE LIBOR USD 1 Month + 0.600%, 01/20/70 (A)	498,876	489,281
GNMA, Ser 2022-H04, Cl FG
0.883%, SOFR30A + 0.550%, 02/20/67 (A)	4,027,998	3,949,495
GNMA, Ser 2022-H08, Cl FE
1.521%, SOFR30A + 0.750%, 03/20/72 (A)	3,159,558	3,140,994

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2022-H09, Cl FA
2.176%, SOFR30A + 0.670%, 04/20/72 (A)	$3,252,946	$3,216,571
GNMA, Ser 2022-H11, Cl EF
2.476%, SOFR30A + 0.970%, 05/20/72 (A)	3,420,216	3,442,377
Vendee Mortgage Trust 1993-1, Ser 1993-1, Cl ZB
7.250%, 02/15/23	2,342	2,357
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	2,808	2,876
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	1,864	1,978
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.612%, 08/15/27 (A)	546	565

		399,463,091

Non-Agency Mortgage-Backed Obligation — 6.6%
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,175,000	819,455
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D
2.500%, 02/15/53 (B)	5,085,000	3,733,971
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	4,000,000	2,543,554
BIG Commercial Mortgage Trust 2022-BIG, Ser BIG, Cl D
4.998%, TSFR1M + 3.039%, 02/15/39 (A)(B)	3,800,000	3,639,342
Century Plaza Towers 2019-CPT, Ser CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	639,341
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	422,573
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D
4.194%, 11/10/49 (A)(B)	2,385,000	1,904,281
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D
4.946%, 05/10/47 (A)(B)	3,185,000	2,888,087
Citigroup Commercial Mortgage Trust 2022-GC48, Ser GC48, Cl C
4.875%, 05/15/54 (A)	3,470,000	3,224,068
COMM 2014-CCRE20 Mortgage Trust, Ser CR20, Cl C
4.490%, 11/10/47 (A)	2,770,000	2,635,453
COMM 2015-CCRE24 Mortgage Trust, Ser CR24, Cl D
3.463%, 08/10/48 (A)	525,000	449,878

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	$1,000,000	$907,600
Commercial Mortgage Trust 2022-LPFL, Ser LPFL, Cl C
4.353%, TSFR1M + 2.394%, 03/15/39 (A)(B)	2,260,000	2,155,656
Connecticut Avenue Securities Trust 2022-R03, Ser 2022-R03, Cl 1M2
5.014%, SOFR30A + 3.500%, 03/25/42 (A)(B)	3,060,000	3,037,248
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.659%, ICE LIBOR USD 1 MONTH + 2.400%, 04/25/31 (A)(B)	403,492	403,008
CSMC 2014-USA OA, Ser USA, Cl A2
3.953%, 09/15/37 (B)	1,560,000	1,481,881
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (B)	3,330,000	2,970,806
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,215,000	845,928
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (A)	4,145,000	4,041,969
FASST 2021-JR1 A2
2.000%, 04/25/51	2,405,830	2,294,153
FASST 2021-S2 A2 09/2051
1.750%, 09/25/51	2,354,102	2,210,037
FASST 21-S1-A2 07/25/2051
1.750%, 07/25/51	4,088,677	3,851,102
FIN AMER 19-JR2 06/25/69
2.000%, 06/25/69	1,802,214	1,946,158
FIN AMER 19-JR3 09/25/69
2.000%, 09/25/69	1,332,954	1,392,113
GS Mortgage Securities II, Ser 2013-GC10, Cl B
3.682%, 02/10/46 (B)	6,785,000	6,709,378
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,400,000	1,878,257
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	916,762
JPMBB Commercial Mortgage Securities Trust 2014-C19, Ser C19, Cl D
4.651%, 04/15/47 (A)(B)	1,545,000	1,436,131
JPMBB Commercial Mortgage Securities Trust 2014-C26, Ser C26, Cl D
3.879%, 01/15/48 (A)(B)	1,095,000	968,230

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.143%, 10/15/48 (A)	$4,939,000	$4,617,127
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C
4.184%, 05/15/48 (A)	5,350,000	5,003,676
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	5,885,000	5,715,416
NCMF Trust 2022-MFP, Ser MFP, Cl E
5.792%, TSFR1M + 3.833%, 03/15/39 (A)(B)	2,500,000	2,417,831
New Residential Mortgage Loan Trust 2021-NQM2R, Ser 2021-NQ2R, Cl M1
2.201%, 10/25/58 (A)(B)	1,809,000	1,712,494
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.817%, 12/18/51 (A)(B)	2,500,000	2,327,432
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	950,000	755,712
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,630,000	1,098,098
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,325,000	3,849,250
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	675,778	661,013
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	2,775,000	2,238,770
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,910,000	1,560,266
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,640,000	2,293,905
SPGN 2022-TFLM Mortgage Trust, Ser TFLM, Cl D
5.459%, TSFR1M + 3.500%, 02/15/39 (A)(B)	2,500,000	2,371,359
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl C
5.736%, TSFR1M + 3.777%, 05/15/37 (A)(B)	1,040,000	996,322

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl D
6.730%, TSFR1M + 4.771%, 05/15/37 (A)(B)	$2,180,000	$2,068,785
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,690,000	2,155,344
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,445,000	1,127,968
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,300,000	952,393
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,545,000	2,391,982
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D
4.083%, 05/15/48 (A)	1,560,000	1,375,098
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	3,100,000	2,302,750

		112,339,411

Total Mortgage-Backed Securities (Cost $539,092,442)		511,802,502

CORPORATE OBLIGATIONS — 24.8%

	Face Amount	Value

COMMUNICATION SERVICES — 3.7%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,139,701
America Movil
4.375%, 04/22/49	1,565,000	1,506,344
AT&T
4.500%, 03/09/48	471,000	438,142
4.350%, 06/15/45	2,525,000	2,341,640
3.800%, 12/01/57	750,000	614,702
3.650%, 09/15/59	1,861,000	1,459,378
3.550%, 09/15/55	1,238,000	966,278
3.500%, 09/15/53	649,000	518,536
2.750%, 06/01/31	725,000	650,828
2.550%, 12/01/33	150,000	127,255
CCO Holdings
4.500%, 06/01/33(B)	1,575,000	1,323,142
4.500%, 05/01/32	1,600,000	1,401,128
4.250%, 01/15/34(B)	1,325,000	1,094,496
Charter Communications Operating
6.484%, 10/23/45	3,360,000	3,389,847

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
5.750%, 04/01/48	$950,000	$882,889
5.375%, 05/01/47	800,000	709,660
5.250%, 04/01/53	525,000	463,557
4.400%, 04/01/33	250,000	232,436
Comcast
4.400%, 08/15/35	2,265,000	2,316,826
3.450%, 02/01/50	830,000	695,825
2.800%, 01/15/51	205,000	152,644
CommScope
6.000%, 03/01/26(B)	3,435,000	3,340,537
Cox Communications
3.850%, 02/01/25(B)	800,000	796,470
3.500%, 08/15/27(B)	1,575,000	1,531,816
3.350%, 09/15/26(B)	575,000	559,785
Magallanes
5.050%, 03/15/42(B)	40,000	35,823
3.755%, 03/15/27(B)	40,000	38,454
Paramount Global
4.950%, 01/15/31	1,240,000	1,213,450
Prosus
4.987%, 01/19/52(B)	2,200,000	1,720,964
4.850%, 07/06/27(B)	500,000	477,950
4.193%, 01/19/32(B)	225,000	191,415
3.680%, 01/21/30(B)	2,275,000	1,922,871
3.061%, 07/13/31(B)	3,875,000	3,032,115
Rogers Communications
3.800%, 03/15/32(B)	1,215,000	1,178,253
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,236,175
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,116,350
7.200%, 07/18/36	300,000	248,814
Tencent Holdings MTN
3.975%, 04/11/29(B)	1,840,000	1,765,682
Time Warner Cable
6.750%, 06/15/39	800,000	819,099
T-Mobile USA
4.500%, 04/15/50	475,000	443,737
4.375%, 04/15/40	300,000	281,220
3.875%, 04/15/30	3,525,000	3,393,105
3.500%, 04/15/31(B)	1,000,000	925,815
3.400%, 10/15/52	100,000	77,778
3.375%, 04/15/29(B)	1,000,000	933,590
2.250%, 02/15/26(B)	1,025,000	957,093
Verizon Communications
4.400%, 11/01/34	3,015,000	3,016,942
4.272%, 01/15/36	900,000	889,992
3.550%, 03/22/51	420,000	353,976
2.987%, 10/30/56	345,000	253,082
2.850%, 09/03/41	2,500,000	1,979,064
2.650%, 11/20/40	1,755,000	1,358,653
2.100%, 03/22/28	475,000	434,238

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
1.500%, 09/18/30	$1,000,000	$833,901
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	2,575,000	2,706,969
Walt Disney
6.650%, 11/15/37	555,000	697,732

		65,188,164

CONSUMER DISCRETIONARY — 1.7%
Aptiv
3.250%, 03/01/32	235,000	207,818
Elanco Animal Health
6.400%, 08/28/28	1,785,000	1,825,162
Ford Motor
3.250%, 02/12/32	1,000,000	835,000
Ford Motor Credit
5.125%, 06/16/25	600,000	599,037
4.542%, 08/01/26	700,000	679,697
4.389%, 01/08/26	650,000	632,618
4.375%, 08/06/23	1,050,000	1,051,606
4.140%, 02/15/23	900,000	898,753
4.134%, 08/04/25	675,000	665,719
4.063%, 11/01/24	3,200,000	3,148,000
3.810%, 01/09/24	700,000	691,458
3.375%, 11/13/25	775,000	734,448
3.350%, 11/01/22	925,000	921,973
General Motors
5.600%, 10/15/32	2,700,000	2,694,683
5.400%, 10/15/29	2,350,000	2,351,368
General Motors Financial
3.250%, 01/05/23	440,000	438,397
Mileage Plus Holdings
6.500%, 06/20/27(B)	5,110,000	5,161,049
Nordstrom
6.950%, 03/15/28	1,340,000	1,329,700
RELX Capital
4.000%, 03/18/29	375,000	375,336
3.000%, 05/22/30	50,000	46,350
Starbucks
4.450%, 08/15/49	2,500,000	2,387,933
Whirlpool
2.400%, 05/15/31	2,500,000	2,153,238

		29,829,343

CONSUMER STAPLES — 0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	400,000	407,106

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	$650,000	$720,543
5.450%, 01/23/39	1,390,000	1,499,830
4.350%, 06/01/40	275,000	264,520
Coca-Cola
3.450%, 03/25/30	350,000	352,058
1.650%, 06/01/30	525,000	462,630
1.450%, 06/01/27	25,000	23,295
Keurig Dr Pepper
4.417%, 05/25/25	89,000	90,645
PepsiCo
3.900%, 07/18/32	1,650,000	1,707,764
2.875%, 10/15/49	3,340,000	2,816,949
Sysco
2.400%, 02/15/30	2,500,000	2,227,293

		10,572,633

ENERGY — 2.5%
BP Capital Markets America
3.060%, 06/17/41	1,790,000	1,485,871
Cameron LNG
3.701%, 01/15/39(B)	1,395,000	1,226,571
ConocoPhillips
4.150%, 11/15/34	417,000	401,567
Energy Transfer
4.400%, 03/15/27	2,705,000	2,675,796
2.900%, 05/15/25	1,785,000	1,714,755
Exxon Mobil
4.227%, 03/19/40	650,000	646,633
3.452%, 04/15/51	50,000	43,674
2.610%, 10/15/30	575,000	536,142
Hydro Quebec
8.050%, 07/07/24	1,400,000	1,525,709
Kinder Morgan
5.550%, 06/01/45	3,285,000	3,305,171
5.200%, 03/01/48	450,000	432,824
4.800%, 02/01/33	210,000	212,889
4.300%, 06/01/25	580,000	585,223
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	53,537
5.500%, 03/01/44	340,000	333,086
Marathon Petroleum
4.700%, 05/01/25	205,000	208,743
MPLX
5.500%, 02/15/49	1,310,000	1,277,065
Occidental Petroleum
2.900%, 08/15/24	1,750,000	1,734,845
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	503,255
6.900%, 03/19/49	100,000	95,000

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
6.750%, 06/03/50	$1,450,000	$1,352,560
5.500%, 06/10/51	375,000	309,664
5.093%, 01/15/30	167,000	161,606
Petroleos Mexicanos
7.690%, 01/23/50	6,425,000	4,682,219
6.950%, 01/28/60	115,000	77,265
6.700%, 02/16/32	2,219,000	1,777,419
6.625%, 06/15/35	1,925,000	1,408,811
6.375%, 01/23/45	655,000	438,850
6.350%, 02/12/48	306,000	201,195
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24(B)	2,017,376	2,098,596
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	1,475,317	1,559,797
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	829,730	857,274
TransCanada PipeLines
4.625%, 03/01/34	1,185,000	1,199,172
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	975,000	957,056
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	275,000	264,770
5.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr +3.986%, 03/07/82(A)	375,000	349,605
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,100,000	1,011,205
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	3,150,000	2,862,160
Ultrapar International
5.250%, 10/06/26(B)	1,075,000	1,069,625
5.250%, 06/06/29(B)	429,000	389,317
Williams
3.500%, 11/15/30	575,000	535,755

		42,562,277

FINANCIALS — 11.1%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/29(A)(B) .	2,500,000	2,176,474
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,540,000	1,295,589
3.000%, 10/29/28	225,000	197,085
African Development Bank
0.750%, 04/03/23	2,500,000	2,461,341

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Alexandria Real Estate Equities
2.950%, 03/15/34	$2,500,000	$2,180,595
American Express
4.050%, 05/03/29	2,500,000	2,522,480
American International Group
3.900%, 04/01/26	795,000	792,742
Ares Capital
4.250%, 03/01/25	1,370,000	1,334,518
Aviation Capital Group
4.125%, 08/01/25(B)	456,000	434,639
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,330,000	1,241,404
Bank of America MTN
4.450%, 03/03/26	1,230,000	1,247,902
4.250%, 10/22/26	725,000	729,688
4.200%, 08/26/24	440,000	444,376
4.183%, 11/25/27	1,275,000	1,271,428
3.846%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 03/08/37(A)	1,875,000	1,698,003
3.705%, ICE LIBOR USD 3 MONTH + 1.512%, 04/24/28(A)	1,480,000	1,441,531
3.093%, ICE LIBOR USD 3 MONTH + 1.090%, 10/01/25(A)	1,480,000	1,441,545
3.004%, ICE LIBOR USD 3 MONTH + 0.790%, 12/20/23(A)	2,537,000	2,530,256
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,740,000	1,325,946
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/31(A)	50,000	43,716
2.456%, ICE LIBOR USD 3 Month + 0.870%, 10/22/25(A)	2,500,000	2,401,704
Bank of Nova Scotia
2.435%, SOFRINDX + 0.550%, 09/15/23(A)	6,955,000	6,920,745
Barclays
4.836%, 05/09/28	1,225,000	1,189,457
4.375%, 09/11/24	1,375,000	1,369,337
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/32(A)	1,000,000	819,769
1.007%, US Treas Yield Curve Rate T Note Const Mat 1 Yr
+ 0.800%, 12/10/24(A)	2,340,000	2,227,508
Belrose Funding Trust
2.330%, 08/15/30(B)	1,820,000	1,507,087

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
BGC Partners
5.375%, 07/24/23	$3,790,000	$3,816,868
Blackstone Private Credit Fund
2.625%, 12/15/26(B)	2,230,000	1,896,327
Blue Owl Finance
3.125%, 06/10/31(B)	2,800,000	2,205,627
BNP Paribas MTN
4.625%, 03/13/27(B)	2,200,000	2,182,389
4.375%, 09/28/25(B)	2,175,000	2,155,774
4.375%, 05/12/26(B)	250,000	248,219
4.250%, 10/15/24	2,150,000	2,153,499
1.675%, U.S. SOFR + 0.912%, 06/30/27(A)(B)	2,500,000	2,234,372
Boston Properties
3.250%, 01/30/31	2,450,000	2,176,560
3.125%, 09/01/23	1,410,000	1,401,529
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	2,500,000	2,236,107
Brookfield Finance
4.850%, 03/29/29	1,320,000	1,333,505
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24(B)	2,500,000	2,377,659
Cantor Fitzgerald
4.875%, 05/01/24(B)	100,000	100,479
Capital One Financial
5.268%, U.S. SOFR + 2.370%, 05/10/33(A)	1,680,000	1,711,828
4.927%, U.S. SOFR + 2.057%, 05/10/28(A)	675,000	681,782
4.200%, 10/29/25	1,050,000	1,050,816
3.750%, 04/24/24	475,000	473,483
3.500%, 06/15/23	828,000	828,289
2.636%, U.S. SOFR + 1.290%, 03/03/26(A)	50,000	47,505
2.458%, U.S. SOFR + 0.690%, 12/06/24(A)	1,660,000	1,601,900
Citigroup
8.125%, 07/15/39	685,000	936,046
6.625%, 06/15/32	525,000	593,328
4.650%, 07/23/48	465,000	462,290
4.450%, 09/29/27	1,795,000	1,800,246
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	600,000	593,958
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	750,000	706,326
3.700%, 01/12/26	55,000	54,861
3.400%, 05/01/26	280,000	275,501
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,465,000	1,294,271

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Colombia Government International Bond
5.625%, 02/26/44	$425,000	$329,954
Commonwealth Bank of Australia
2.512%, U.S. SOFR + 0.400%, 07/07/25(A)(B)	3,920,000	3,848,342
Corebridge Financial
3.900%, 04/05/32(B)	35,000	32,633
Corporate Office Properties
2.750%, 04/15/31	965,000	789,729
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	1,000,886
European Investment Bank
2.125%, 04/13/26	1,000,000	971,897
0.625%, 10/21/27	2,500,000	2,233,428
Fairfax Financial Holdings
4.850%, 04/17/28	830,000	831,772
Goldman Sachs Group MTN
4.017%, ICE LIBOR USD 3 MONTH + 1.373%, 10/31/38(A)	2,570,000	2,388,838
4.000%, 03/03/24	1,545,000	1,556,094
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	3,075,000	2,987,099
3.272%, ICE LIBOR USD 3 MONTH + 1.201%, 09/29/25(A)	1,055,000	1,034,421
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,067,989
Host Hotels & Resorts
2.900%, 12/15/31	1,581,000	1,269,578
HSBC Holdings
6.800%, 06/01/38	425,000	476,320
6.500%, 09/15/37	1,525,000	1,693,943
6.500%, 05/02/36	510,000	568,691
4.950%, 03/31/30	725,000	731,156
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,212,555
4.375%, 11/23/26	420,000	419,741
4.300%, 03/08/26	2,700,000	2,715,532
3.950%, ICE LIBOR USD 3 MONTH + 0.987%, 05/18/24(A)	1,575,000	1,569,454
2.848%, U.S. SOFR + 2.387%, 06/04/31(A)	675,000	580,215
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	576,816
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	850,000	795,431

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
ING Groep
1.400%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 07/01/26(A)(B)	$1,000,000	$913,572
Inter-American Development Bank
0.500%, 05/24/23	2,500,000	2,449,125
Intercontinental Exchange
2.650%, 09/15/40	2,090,000	1,645,798
International Bank for Reconstruction & Development
0.750%, 08/26/30	2,500,000	2,124,530
International Finance MTN
2.000%, 10/24/22	1,000,000	998,349
JPMorgan Chase
8.750%, 09/01/30	1,395,000	1,745,089
7.625%, 10/15/26	100,000	113,737
4.493%, U.S. SOFR + 3.790%, 03/24/31(A)	850,000	856,165
4.250%, 10/01/27	699,000	712,184
4.125%, 12/15/26	300,000	303,890
4.032%, ICE LIBOR USD 3 MONTH + 1.460%, 07/24/48(A)	740,000	672,556
4.023%, ICE LIBOR USD 3 MONTH + 1.000%, 12/05/24(A)	1,630,000	1,631,898
3.900%, 07/15/25	110,000	111,320
3.897%, ICE LIBOR USD 3 MONTH + 1.220%, 01/23/49(A)	270,000	239,833
3.797%, ICE LIBOR USD 3 MONTH + 0.890%, 07/23/24(A)	2,425,000	2,420,005
3.625%, 12/01/27	240,000	235,282
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	1,935,000	1,561,061
2.956%, U.S. SOFR + 2.515%, 05/13/31(A)	2,770,000	2,479,803
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	636,988
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	2,500,000	2,333,503
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,500,000	2,331,650
Lloyds Banking Group
4.650%, 03/24/26	1,000,000	987,615
4.582%, 12/10/25	1,463,000	1,442,268
4.500%, 11/04/24	325,000	325,712

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	$765,000	$681,482
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	450,323
Mitsubishi UFJ Financial Group
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/27(A)	1,960,000	1,753,013
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 MONTH + 1.628%, 01/23/30(A)	435,000	436,357
3.950%, 04/23/27	2,035,000	2,008,565
3.875%, 04/29/24	1,630,000	1,640,690
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	870,000	727,331
3.125%, 01/23/23	1,840,000	1,840,948
3.125%, 07/27/26	125,000	121,763
NatWest Group
6.125%, 12/15/22	785,000	789,549
6.000%, 12/19/23	3,725,000	3,800,243
5.125%, 05/28/24	100,000	100,470
4.269%, ICE LIBOR USD 3 MONTH + 1.762%, 03/22/25(A)	1,775,000	1,759,258
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/27(A)	1,750,000	1,560,398
OMERS Finance Trust
4.000%, 04/19/52(B)	2,000,000	1,929,810
Owl Rock Capital
3.400%, 07/15/26	1,065,000	959,524
2.875%, 06/11/28	1,105,000	903,589
OWS Cre Funding I
7.273%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	3,500,000	3,471,695
Prudential Financial MTN
1.500%, 03/10/26	1,000,000	931,730
Santander Holdings USA
3.244%, 10/05/26	2,810,000	2,673,494
Shell International Finance BV
3.750%, 09/12/46	880,000	792,066
Spirit Realty
3.400%, 01/15/30	1,440,000	1,279,793
Truist Bank
2.636%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.150%, 09/17/29(A)	2,510,000	2,393,254

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
UBS Group
1.494%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.850%, 08/10/27(A)(B)	$460,000	$408,553
UDR MTN
1.900%, 03/15/33	2,500,000	1,947,849
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/34(A)(B)	3,200,000	2,969,322
5.459%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.750%, 06/30/35(A)(B)	1,600,000	1,313,553
Unum Group
6.750%, 12/15/28	715,000	774,496
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,221,920
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/51(A)	2,005,000	2,100,120
4.897%, U.S. SOFR + 2.100%, 07/25/33(A)	600,000	622,183
4.300%, 07/22/27	1,225,000	1,242,116
4.100%, 06/03/26	625,000	626,972
3.068%, U.S. SOFR + 2.530%, 04/30/41(A)	625,000	507,035
2.572%, U.S. SOFR + 1.262%, 02/11/31(A)	50,000	44,103
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	615,000	583,285
2.164%, ICE LIBOR USD 3 MONTH + 0.750%, 02/11/26(A)	930,000	886,249

		195,085,757

HEALTH CARE — 0.6%
Aetna
2.800%, 06/15/23	1,510,000	1,501,520
Cigna
7.875%, 05/15/27	951,000	1,116,074
4.125%, 11/15/25	250,000	253,643
3.750%, 07/15/23	848,000	849,585
CVS Health
5.050%, 03/25/48	3,565,000	3,628,181
4.780%, 03/25/38	1,050,000	1,057,592
4.125%, 04/01/40	225,000	207,286
3.750%, 04/01/30	175,000	170,679
Royalty Pharma
1.750%, 09/02/27	1,050,000	931,296
Zoetis
4.500%, 11/13/25	600,000	615,462

		10,331,318

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 0.6%
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	$10,932	$11,091
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	17,247	17,542
Burlington Northern Santa Fe
3.750%, 04/01/24	1,025,000	1,033,758
Cemex
7.375%, 06/05/27(B)	1,000,000	1,015,000
5.450%, 11/19/29(B)	475,000	434,677
5.200%, 09/17/30(B)	1,925,000	1,732,500
CRH America
3.875%, 05/18/25(B)	1,175,000	1,174,628
CSX Transportation
6.251%, 01/15/23	30,928	31,302
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,250,000
FedEx
5.250%, 05/15/50	800,000	834,931
Union Pacific
3.375%, 02/14/42	225,000	199,060
3.200%, 05/20/41	850,000	738,590
2.950%, 01/15/23	1,975,000	1,975,767
Union Pacific Railroad 2002 Pass Through Trust
6.061%, 01/17/23	43,678	43,785
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	1,912	1,920
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	67,338	69,455
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	23,216	25,120
Xylem
2.250%, 01/30/31	1,000,000	860,752

		11,449,878

INFORMATION TECHNOLOGY — 1.2%
Apple
3.000%, 06/20/27	1,500,000	1,497,842
2.650%, 02/08/51	625,000	493,256
2.400%, 08/20/50	1,500,000	1,126,021
Arrow Electronics
3.875%, 01/12/28	1,817,000	1,758,286
3.250%, 09/08/24	1,730,000	1,699,670

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
Broadcom
4.150%, 11/15/30	$400,000	$380,079
4.110%, 09/15/28	483,000	472,675
3.875%, 01/15/27	1,865,000	1,845,551
Dell International
8.350%, 07/15/46	333,000	429,448
6.020%, 06/15/26	275,000	292,131
5.450%, 06/15/23	19,000	19,209
3.375%, 12/15/41(B)	225,000	169,477
International Business Machines
2.950%, 05/15/50	740,000	558,956
Microchip Technology
0.983%, 09/01/24	975,000	914,278
NXP BV
4.875%, 03/01/24	140,000	141,843
3.875%, 06/18/26	230,000	226,511
Oracle
3.950%, 03/25/51	650,000	507,047
3.900%, 05/15/35	2,220,000	1,913,521
3.600%, 04/01/40	505,000	394,200
2.950%, 04/01/30	700,000	619,369
PayPal Holdings
3.250%, 06/01/50	2,735,000	2,188,317
VMware
4.650%, 05/15/27	1,780,000	1,804,560
1.400%, 08/15/26	525,000	472,798
0.600%, 08/15/23	650,000	629,373
Western Digital
2.850%, 02/01/29	450,000	379,687

		20,934,105

MATERIALS — 0.2%
Dow Chemical
9.400%, 05/15/39	166,000	238,105
7.375%, 11/01/29	430,000	510,944
5.550%, 11/30/48	35,000	37,141
Glencore Funding
1.625%, 09/01/25(B)	210,000	193,268
LG Chemical
4.375%, 07/14/25(B)	1,150,000	1,162,024
LYB International Finance III
4.200%, 05/01/50	125,000	105,571
3.375%, 10/01/40	1,150,000	923,976
2.250%, 10/01/30	100,000	85,147

		3,256,176

UTILITIES — 2.6%
Alabama Power
3.700%, 12/01/47	1,695,000	1,478,041
Avangrid
3.800%, 06/01/29	2,500,000	2,393,523

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Berkshire Hathaway Energy
6.125%, 04/01/36	$74,000	$85,364
CenterPoint Energy Houston Electric
3.350%, 04/01/51	1,015,000	874,885
CenterPoint Energy Resources
1.750%, 10/01/30	1,220,000	1,031,626
Commonwealth Edison
4.000%, 03/01/48	525,000	498,117
Consolidated Edison of New York
4.450%, 03/15/44	2,145,000	2,042,050
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	2,325,000	2,218,980
2.250%, 08/15/31	2,500,000	2,153,385
Duke Energy Florida
3.850%, 11/15/42	460,000	418,366
3.200%, 01/15/27	675,000	669,250
Electricite de France
3.625%, 10/13/25(B)	1,000,000	996,086
Enel Finance International
6.800%, 09/15/37(B)	1,725,000	1,935,605
6.000%, 10/07/39(B)	1,275,000	1,286,181
Exelon
3.950%, 06/15/25	1,270,000	1,274,883
Georgia Power
5.125%, 05/15/52	2,500,000	2,658,371
MidAmerican Energy
5.800%, 10/15/36	320,000	370,165
3.950%, 08/01/47	2,500,000	2,335,248
NextEra Energy Capital Holdings
4.625%, 07/15/27	100,000	103,673
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,137,051
NSTAR Electric
3.100%, 06/01/51	175,000	141,054
Pacific Gas and Electric
4.950%, 07/01/50	1,295,000	1,081,554
PacifiCorp
6.350%, 07/15/38	690,000	811,526
PECO Energy
4.150%, 10/01/44	925,000	885,869
3.000%, 09/15/49	920,000	740,038
Public Service Electric and Gas MTN
3.100%, 03/15/32	2,500,000	2,405,065
San Diego Gas & Electric
2.950%, 08/15/51	2,500,000	1,967,513

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Southern
5.113%, 08/01/27	$1,650,000	$1,690,284
4.475%, 08/01/24	1,150,000	1,160,064
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.733%, 01/15/51(A)	1,550,000	1,443,580
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.915%, 09/15/51(A)	1,450,000	1,278,016
Southern Power
0.900%, 01/15/26	1,000,000	907,804
Union Electric
3.900%, 04/01/52	2,040,000	1,914,200
Virginia Electric and Power
4.650%, 08/15/43	700,000	696,646

		44,084,063

Total Corporate Obligations (Cost $452,988,026)		433,293,714

ASSET-BACKED SECURITIES — 4.8%

	Face Amount	Value
Automotive — 1.8%
American Credit Acceptance Receivables Trust 2022-2, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	$2,375,000	$2,308,538
CAL Receivables 2022-1, Ser 2022-1, Cl B
5.767%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,520,000	2,400,114
Carmax Auto Owner Trust 2019-2, Ser 2019-2, Cl D
3.410%, 10/15/25	1,850,000	1,835,248
Carvana Auto Receivables Trust 2019-2, Ser 2019-2A, Cl D
3.280%, 01/15/25 (B)	3,470,000	3,453,099
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30 (B)	1,120,000	1,065,491
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	4,135,000	4,091,012
Drive Auto Receivables Trust 2020-1, Ser 2020-1, Cl D
2.700%, 05/17/27	2,450,000	2,414,707
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,173,734

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust 2020-2, Ser 2020-2A, Cl D
4.730%, 04/15/26 (B)	$145,000	$145,506
Exeter Automobile Receivables Trust 2022-2, Ser 2022-2A, Cl D
4.560%, 07/17/28	2,000,000	1,928,463
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (B)	3,825,000	3,687,180
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,615,000	1,456,757
Santander Drive Auto Receivables Trust 2019-1, Ser 2019-1, Cl D
3.650%, 04/15/25	1,443,217	1,442,630
Santander Drive Auto Receivables Trust 2020-3, Ser 2020-3, Cl D
1.640%, 11/16/26	2,630,000	2,551,436
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	160,000	152,727

		31,106,642

Other Asset-Backed Securites — 3.0%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	74,792	73,865
BANK 2017-BNK5, Ser BNK5, Cl D
3.078%, 06/15/60 (A)(B)	186,000	144,995
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,213,450	3,099,732
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	1,250,000	1,212,893
KKR CLO 41, Ser 2022-41A, Cl C
2.942%, TSFR3M + 2.250%, 04/15/35 (A)(B)	3,500,000	3,237,475
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
2.959%, ICE LIBOR USD 1 Month + 0.700%, 02/25/70 (A)(B)	494,852	476,269
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
3.509%, ICE LIBOR USD 1 MONTH + 1.250%, 06/25/65 (A)(B)	939,285	920,500

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Student Loan Trust 2016-6, Ser 2016-6A, Cl A3
3.559%, ICE LIBOR USD 1 Month + 1.300%, 03/25/66 (A)(B)	$115,000	$113,839
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
3.009%, ICE LIBOR USD 1 MONTH + 0.750%, 03/25/67 (A)(B)	9,523,000	9,189,090
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
2.859%, ICE LIBOR USD 1 MONTH + 0.600%, 12/26/69 (A)(B)	5,473,687	5,291,111
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
4.348%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,545,098
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	387,262
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	1,000,000	965,301
SBAP 2004-20K 1
4.880%, 11/01/24	2,086	2,081
SBAP 2006-20B 1
5.350%, 02/01/26	1,898	1,909
SBAP 2006-20C 1
5.570%, 03/01/26	1,864	1,875
SBAP 2007-20C 1
5.230%, 03/01/27	1,800	1,839
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
3.333%, ICE LIBOR USD 3 MONTH + 0.550%, 10/25/64 (A)(B)	6,187,904	5,953,654
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
3.009%, ICE LIBOR USD 1 MONTH + 0.750%, 01/25/45 (A)(B)	3,658,100	3,517,382
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	116,426	112,942
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	2,027,882	1,976,948

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
4.960%, ICE LIBOR USD 3 MONTH + 2.250%, 01/20/32 (A)(B)	$3,480,000	$3,276,483
TES, Ser 2017-1A, Cl B
7.740%, 10/20/47 (B)	1,000,000	917,199
TES, Ser 2017-2A, Cl B
6.990%, 02/20/48 (B)	1,000,000	928,172
TICP CLO XI, Ser 2018-11A, Cl E
8.710%, ICE LIBOR USD 3 MONTH + 6.000%, 10/20/31 (A)(B)	2,230,000	1,887,452
United States Small Business Administration
5.090%, 10/01/25	10,441	10,395
United States Small Business Administration, Ser 2003-20B, Cl 1
4.840%, 02/01/23	1,162	1,165
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	998	997
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	5,091	5,089
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	2,067	2,108
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	717	731
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	608	621
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	3,110	3,083
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	6,791	6,782
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	901	903
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	2,596	2,622

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	$2,045	$2,082
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	6,616	6,680
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	2,092	2,123
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	4,900	5,002
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	732,013	708,459
Wellfleet CLO X, Ser 2021-XA, Cl BR
4.910%, ICE LIBOR USD 3 MONTH + 2.200%, 07/20/32 (A)(B)	2,000,000	1,876,042

		51,870,250

Total Asset-Backed Securities (Cost $86,515,914)		82,976,892

MUNICIPAL BONDS — 1.0%

	Face Amount	Value
California — 0.4%
California Health Facilities Financing Authority
2.984%, 06/01/33	$590,000	$537,864
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,135,070
City of San Francisco California Public Utilities Commission Water Revenue, Ser E
2.825%, 11/01/41	1,000,000	815,001
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	150,000	181,954
Regents of the University of California Medical Center Pooled Revenue
4.563%, 05/15/53	950,000	962,767
State of California
7.625%, 03/01/40	40,000	54,309
7.550%, 04/01/39	100,000	137,700
7.500%, 04/01/34	1,150,000	1,510,289
7.300%, 10/01/39	1,075,000	1,405,702

		7,740,656

MUNICIPAL BONDS — continued

	Face Amount	Value
District of Columbia — 0.1%
District of Columbia
2.932%, 04/01/33	$1,590,000	$1,385,150

Illinois — 0.2%
State of Illinois
5.100%, 06/01/33	3,000,000	3,059,706

New Jersey — 0.1%
New Jersey Turnpike Authority
7.414%, 01/01/40	400,000	541,237
7.102%, 01/01/41	1,475,000	1,939,824

		2,481,061

New York — 0.2%
New York State Energy Research & Development Authority, Ser A
4.871%, 04/01/37	3,330,000	3,327,233

Total Municipal Bonds (Cost $17,278,604)		17,993,806

PREFERRED STOCK — 0.3%

	Shares	Value
FINANCIALS — 0.3%
Citigroup Capital XIII, 9.176%, ICE LIBOR USD 3 MONTH + 6.370%, 10/30/40 (A)	175,340	$4,792,042

Total Preferred Stock (Cost $4,599,815)		4,792,042

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$419,865	$394,310

Total U.S. Government Agency Obligations (Cost $390,754)		394,310

Total Investments in Securities— 96.7% (Cost $1,776,136,070)		$1,686,298,396

Percentages are based on Nest Assets of $1,743,055,414.

Catholic Responsible Investments	Bond Fund
July 31, 2022
(Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts U.S. Ultra Long Treasury Bond	86	Sep-2022	$13,588,462	$13,614,875	$26,413

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at July 31, 2022 was $274,338,019 and represented 15.7% of Net Assets.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

STACR — Structured Agency Credit Risk

TSFR3M — Term Structured Financing Rate 3 Month Average

The following is summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$116,630,012	$518,415,118	$—	$635,045,130
Mortgage- Backed Securities	—	511,802,502	—	511,802,502
Corporate Obligations	—	433,293,714	—	433,293,714
Asset-Backed Securities	—	82,976,892	—	82,976,892
Municipal Bonds	—	17,993,806	—	17,993,806
Preferred Stock	4,792,042	—	—	4,792,042
U.S. Government Agency Obligation	—	394,310	—	394,310

Total Investments in Securities	$121,422,054	$1,564,876,342	$—	$1,686,298,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	26,413	–	–	26,413

Total Other Financial Instruments	$26,413	$–	$–	$26,413

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Shares	Value

COMMUNICATION SERVICES — 8.8%
Activision Blizzard	68,115	$5,445,794
Alphabet, Cl A *	537,820	62,559,222
Alphabet, Cl C *	497,220	57,995,741
AT&T	810,421	15,219,706
Charter Communications, Cl A *	10,086	4,358,161
Comcast, Cl A	389,305	14,606,724
DISH Network, Cl A *	21,836	379,291
Electronic Arts	24,490	3,213,823
Fox	12,542	387,548
Fox	27,186	900,128
Interpublic Group of	34,279	1,023,914
Lumen Technologies	80,977	881,840
Match Group *	24,904	1,825,712
Meta Platforms, Cl A *	199,731	31,777,202
Netflix *	38,690	8,701,381
News	33,832	579,880
News	10,437	180,351
Omnicom Group	17,890	1,249,438
Paramount Global, Cl B	52,980	1,252,977
Take-Two Interactive Software *	13,767	1,827,294
T-Mobile US *	65,577	9,381,446
Twitter *	66,379	2,762,030
Verizon Communications	482,495	22,286,444
Walt Disney *	158,577	16,825,020
Warner Bros Discovery *	192,327	2,884,905

		268,505,972

CONSUMER DISCRETIONARY — 11.4%
Advance Auto Parts	5,320	1,030,058
Amazon.com *	774,746	104,551,973
Aptiv *	23,626	2,478,131
AutoZone *	1,729	3,695,547
Bath & Body Works	20,727	736,638
Best Buy	17,595	1,354,639
Booking Holdings *	3,538	6,848,471
BorgWarner	20,842	801,583
CarMax *	13,961	1,389,678
Carnival *	70,722	640,741
Chipotle Mexican Grill, Cl A *	2,435	3,808,876
Darden Restaurants	10,862	1,352,210
Dollar General	19,924	4,949,719
Dollar Tree *	21,816	3,607,494
Domino’s Pizza	3,139	1,230,833
DR Horton	27,916	2,178,286
eBay	48,775	2,371,928

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Etsy *	11,040	$1,145,069
Expedia Group *	13,200	1,399,860
Ford Motor	343,917	5,052,141
Garmin	13,317	1,300,005
General Motors *	127,016	4,605,600
Genuine Parts	12,331	1,885,040
Hasbro	11,385	896,227
Hilton Worldwide Holdings	24,239	3,104,289
Home Depot	92,134	27,726,806
Lennar, Cl A	22,550	1,916,750
LKQ	22,620	1,240,481
Lowe’s	57,574	11,027,148
Marriott International, Cl A	23,942	3,802,468
McDonald’s	64,404	16,962,082
Mohawk Industries *	4,482	575,847
NIKE, Cl B	110,490	12,697,511
Norwegian Cruise Line Holdings *	36,471	443,123
NVR *	269	1,181,744
O’Reilly Automotive *	5,724	4,027,349
Pool	3,490	1,248,373
PulteGroup	20,661	901,233
PVH	5,866	363,223
Ralph Lauren, Cl A	3,996	394,125
Ross Stores	30,604	2,486,881
Starbucks	99,886	8,468,335
Tapestry	21,910	736,833
Target	40,270	6,579,313
Tesla *	74,067	66,027,027
TJX	102,298	6,256,546
Tractor Supply	9,743	1,865,590
Ulta Beauty *	4,548	1,768,763
VF	28,070	1,254,168
Whirlpool	4,894	846,026
Yum! Brands	24,834	3,043,158

		346,255,939

CONSUMER STAPLES — 6.9%
Archer-Daniels-Midland	69,749	5,773,125
Brown-Forman, Cl B	15,873	1,178,094
Campbell Soup	17,587	867,918
Clorox	10,718	1,520,241
Coca-Cola	520,628	33,408,699
Colgate-Palmolive	147,360	11,603,126
Conagra Brands	41,810	1,430,320
Constellation Brands, Cl A	14,174	3,491,198

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
Costco Wholesale	59,295	$32,096,384
Estee Lauder, Cl A	25,288	6,906,153
General Mills	52,460	3,923,483
Hershey	18,008	4,105,104
Hormel Foods	24,717	1,219,537
J M Smucker	9,445	1,249,762
Kellogg	22,094	1,633,189
Keurig Dr Pepper	64,200	2,487,108
Kimberly-Clark	61,708	8,132,497
Kraft Heinz	61,856	2,278,156
Kroger	95,142	4,418,394
Lamb Weston Holdings	12,536	998,618
McCormick	21,761	1,900,823
Molson Coors Beverage, Cl B	16,428	981,573
Mondelez International, Cl A	120,528	7,718,613
Monster Beverage *	32,743	3,261,858
PepsiCo	190,135	33,266,020
Sysco	44,318	3,762,598
Tyson Foods, Cl A	25,377	2,233,430
Walgreens Boots Alliance	62,437	2,473,754
Walmart	196,842	25,992,986

		210,312,761

ENERGY — 4.5%
APA	29,452	1,094,731
Baker Hughes, Cl A	81,431	2,091,962
Chevron	191,349	31,339,139
ConocoPhillips	115,441	11,247,417
Coterra Energy	70,139	2,145,552
Devon Energy	63,780	4,008,573
Diamondback Energy	14,530	1,860,131
EOG Resources	51,007	5,672,999
Exxon Mobil	375,983	36,444,032
Halliburton	78,513	2,300,431
Hess	24,125	2,713,339
Kinder Morgan	169,814	3,054,954
Marathon Oil	61,641	1,528,697
Marathon Petroleum	47,094	4,316,636
Occidental Petroleum	83,487	5,489,270
ONEOK	38,896	2,323,647
Phillips 66	41,897	3,728,833
Pioneer Natural Resources	19,596	4,643,272
Schlumberger	123,042	4,556,245
Valero Energy	35,539	3,936,655
Williams	106,047	3,615,142

		138,111,657

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 11.1%
Aflac	51,644	$2,959,201
Allstate	23,947	2,801,081
American Express	53,120	8,181,542
American International Group	69,026	3,573,476
Ameriprise Financial	9,571	2,583,404
Aon, Cl A	18,495	5,382,785
Arthur J Gallagher	18,294	3,274,443
Assurant	4,710	827,924
Bank of America	617,469	20,876,627
Bank of New York Mellon	64,695	2,811,645
Berkshire Hathaway, Cl B *	212,824	63,974,894
BlackRock, Cl A	12,402	8,299,170
Brown & Brown	20,400	1,328,040
Capital One Financial	34,229	3,759,371
Cboe Global Markets	9,247	1,140,895
Charles Schwab	131,349	9,069,648
Chubb	36,899	6,960,627
Cincinnati Financial	12,987	1,264,155
Citigroup	169,081	8,775,304
Citizens Financial Group	42,749	1,623,179
CME Group, Cl A	31,300	6,243,724
Comerica	11,357	883,234
Discover Financial Services	24,463	2,470,763
Everest Re Group	3,434	897,476
FactSet Research Systems	3,300	1,417,944
Fifth Third Bancorp	59,726	2,037,851
First Republic Bank	15,629	2,542,995
Franklin Resources	24,360	668,682
Globe Life	7,943	800,098
Goldman Sachs Group	29,909	9,971,362
Hartford Financial Services Group	28,649	1,847,001
Huntington Bancshares	125,351	1,665,915
Intercontinental Exchange	48,572	4,953,858
Invesco	29,286	519,534
JPMorgan Chase	255,773	29,505,973
KeyCorp	81,167	1,485,356
Lincoln National	14,053	721,481
Loews	16,943	986,930
M&T Bank	15,625	2,772,656
MarketAxess Holdings	3,287	890,054
Marsh & McLennan	43,709	7,166,528
MetLife	60,229	3,809,484
Moody’s	13,978	4,336,674
Morgan Stanley	121,915	10,277,435

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
MSCI, Cl A	7,065	$3,400,667
Nasdaq	10,039	1,816,055
Northern Trust	18,136	1,809,610
PNC Financial Services Group	36,017	5,976,661
Principal Financial Group	20,439	1,368,187
Progressive	50,934	5,860,466
Prudential Financial	32,633	3,262,974
Raymond James Financial	16,936	1,667,688
Regions Financial	81,380	1,723,628
S&P Global	30,227	11,393,463
Signature Bank NY	5,480	1,016,924
State Street	31,976	2,271,575
SVB Financial Group *	5,125	2,068,194
Synchrony Financial	43,661	1,461,770
T Rowe Price Group	19,794	2,443,965
Travelers	20,897	3,316,354
Truist Financial	115,934	5,851,189
US Bancorp	117,738	5,557,234
W R Berkley	18,245	1,140,860
Wells Fargo	330,035	14,478,636
Willis Towers Watson	9,709	2,009,180
Zions Bancorp	13,209	720,551

		338,956,250

HEALTH CARE — 11.8%
ABIOMED *	5,485	1,607,160
Align Technology *	6,382	1,793,151
AmerisourceBergen, Cl A	60,961	8,896,039
Baxter International	103,500	6,071,310
Boston Scientific *	272,345	11,179,762
Cardinal Health	54,479	3,244,769
Cigna	55,059	15,161,046
CVS Health	258,240	24,708,403
DaVita *	7,848	660,488
DENTSPLY SIRONA	18,740	677,638
Dexcom *	45,408	3,727,089
Edwards Lifesciences *	104,534	10,509,848
Elevance Health	50,475	24,081,623
Henry Schein *	38,450	3,031,014
Hologic *	87,751	6,263,666
Humana	26,949	12,989,418
IDEXX Laboratories *	9,334	3,725,946
Incyte *	218,158	16,946,513
Intuitive Surgical *	48,324	11,122,735
IQVIA Holdings *	117,749	28,291,552

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Laboratory Corp of America Holdings	24,919	$6,533,513
McKesson	47,165	16,110,621
Medtronic	217,790	20,149,931
Mettler-Toledo International *	15,278	20,621,175
Molina Healthcare *	22,921	7,511,670
Quest Diagnostics	37,476	5,118,097
ResMed	21,033	5,058,857
STERIS	24,812	5,598,828
Stryker	65,592	14,085,882
Teleflex	4,084	982,039
Waters *	39,672	14,441,798
West Pharmaceutical Services	48,725	16,739,961
Zimmer Biomet Holdings	33,349	3,681,396
Zoetis, Cl A	163,548	29,855,687

		361,178,625

INDUSTRIALS — 6.8%
3M	73,391	10,512,527
A O Smith	11,356	718,494
Alaska Air Group *	11,023	488,650
Allegion	7,647	808,288
American Airlines Group *	56,576	775,657
AMETEK	20,109	2,483,461
Carrier Global	73,886	2,994,600
Caterpillar	77,828	15,429,401
CH Robinson Worldwide	11,083	1,226,888
Cintas	7,574	3,222,661
Copart *	18,614	2,384,453
CSX	189,382	6,122,720
Cummins	12,288	2,719,457
Deere	45,545	15,630,133
Delta Air Lines *	55,794	1,774,249
Dover	12,554	1,678,219
Eaton	62,836	9,324,234
Emerson Electric	76,983	6,933,859
Equifax	10,654	2,225,727
Expeditors International of Washington	14,625	1,553,906
Fastenal	84,129	4,320,865
FedEx	20,765	4,840,114
Fortive	31,250	2,014,062
Fortune Brands Home & Security	11,376	792,680
Generac Holdings *	5,559	1,491,480
Howmet Aerospace	32,709	1,214,485
IDEX	6,619	1,381,716

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Illinois Tool Works	47,524	$9,873,586
Ingersoll Rand	35,343	1,760,081
JB Hunt Transport Services	7,300	1,337,871
Johnson Controls International	60,624	3,268,240
Masco	20,591	1,140,330
Nielsen Holdings	31,339	750,569
Nordson	4,693	1,084,036
Norfolk Southern	20,755	5,213,033
Old Dominion Freight Line	7,996	2,426,866
Otis Worldwide	41,100	3,212,787
PACCAR	37,667	3,447,284
Parker-Hannifin	12,636	3,652,941
Pentair	14,388	703,429
Quanta Services	20,253	2,809,699
Republic Services, Cl A	18,156	2,517,511
Robert Half International	9,619	761,248
Rockwell Automation	10,125	2,584,710
Rollins	19,770	762,529
Snap-on	4,648	1,041,385
Southwest Airlines *	51,671	1,969,699
Stanley Black & Decker	13,147	1,279,598
Trane Technologies	20,366	2,993,598
TransDigm Group *	4,516	2,810,487
Union Pacific	59,234	13,463,888
United Airlines Holdings *	28,438	1,045,096
United Parcel Service, Cl B	63,959	12,464,970
United Rentals *	6,236	2,012,170
Verisk Analytics, Cl A	13,751	2,616,128
Waste Management	40,460	6,658,098
Westinghouse Air Brake Technologies	16,785	1,568,894
WW Grainger	6,362	3,457,938
Xylem	15,655	1,440,730

		207,192,415

INFORMATION TECHNOLOGY — 29.1%
Accenture, Cl A	55,160	16,893,302
Adobe *	41,148	16,875,618
Advanced Micro Devices *	144,392	13,640,712
Akamai Technologies *	13,992	1,346,310
Amphenol, Cl A	51,964	4,007,983
Analog Devices	45,573	7,836,733
ANSYS *	7,576	2,113,628
Apple	1,437,316	233,578,223
Applied Materials	76,961	8,156,327
Arista Networks *	19,566	2,281,982

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Autodesk *	18,943	$4,097,750
Automatic Data Processing	36,380	8,771,946
Broadcom	44,836	24,008,781
Broadridge Financial Solutions	10,209	1,639,055
Cadence Design Systems *	24,015	4,468,711
CDW	11,767	2,136,063
Ceridian HCM Holding *	11,970	655,597
Cisco Systems	361,750	16,412,597
Citrix Systems	10,867	1,102,022
Cognizant Technology Solutions, Cl A	45,401	3,085,452
DXC Technology *	21,328	673,965
Enphase Energy *	11,759	3,341,673
EPAM Systems *	4,977	1,738,217
F5 *	5,266	881,318
Fidelity National Information Services	53,227	5,437,670
Fiserv *	50,641	5,351,741
FleetCor Technologies *	6,735	1,482,306
Fortinet *	58,015	3,460,595
Gartner *	7,014	1,862,077
Global Payments	24,518	2,999,042
Hewlett Packard Enterprise	113,219	1,612,239
HP	91,723	3,062,631
Intel	356,066	12,928,756
International Business Machines	78,327	10,244,388
Intuit	24,629	11,235,011
Jack Henry & Associates	6,345	1,318,301
Juniper Networks	28,099	787,615
Keysight Technologies *	15,847	2,576,722
KLA	12,996	4,984,486
Lam Research	12,080	6,046,161
Mastercard, Cl A	74,787	26,458,893
Microchip Technology	48,428	3,334,752
Micron Technology	97,246	6,015,638
Microsoft	716,735	201,216,184
Monolithic Power Systems	3,818	1,774,301
Motorola Solutions	14,569	3,476,018
NetApp	19,415	1,384,872
NortonLifeLock	50,648	1,242,395
NVIDIA	224,857	40,840,777
NXP Semiconductors	22,866	4,204,600
ON Semiconductor *	46,000	3,071,880
Oracle	137,126	10,673,888
Paychex	27,981	3,589,403
Paycom Software *	4,193	1,385,744

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings *	100,799	$8,722,137
PTC *	9,168	1,131,148
Qorvo *	9,461	984,606
QUALCOMM	101,451	14,716,482
Roper Technologies	9,223	4,027,407
Salesforce *	86,521	15,921,594
Seagate Technology Holdings	17,213	1,376,696
ServiceNow *	17,457	7,797,344
Skyworks Solutions	14,059	1,530,744
SolarEdge Technologies *	4,823	1,736,907
Synopsys *	13,333	4,899,877
TE Connectivity	28,057	3,752,063
Teledyne Technologies *	4,079	1,596,521
Teradyne	13,972	1,409,635
Texas Instruments	84,730	15,157,350
Trimble *	21,800	1,513,574
Tyler Technologies *	3,612	1,441,188
VeriSign *	8,300	1,570,028
Visa, Cl A	143,318	30,399,181
Western Digital *	27,247	1,337,828
Zebra Technologies, Cl A *	4,573	1,635,716

		886,461,077

MATERIALS — 3.1%
Air Products and Chemicals	19,313	4,794,066
Albemarle	12,790	3,124,725
Amcor	130,835	1,694,313
Avery Dennison	7,116	1,355,313
Ball	27,868	2,046,069
Celanese, Cl A	9,432	1,108,354
CF Industries Holdings	54,211	5,176,608
Corteva	109,839	6,321,235
Dow	101,128	5,381,021
DuPont de Nemours	44,265	2,710,346
Eastman Chemical	11,237	1,077,965
Ecolab	21,642	3,574,609
FMC	10,967	1,218,434
Freeport-McMoRan	126,251	3,983,219
International Flavors & Fragrances	22,193	2,753,042
International Paper	32,230	1,378,477
Linde	57,692	17,422,984
LyondellBasell Industries, Cl A	24,762	2,206,789
Martin Marietta Materials	5,431	1,912,147
Mosaic	88,866	4,679,684
Newmont	72,015	3,260,839

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Nucor	29,086	$3,949,879
Packaging Corp of America	8,160	1,147,378
PPG Industries	20,569	2,659,366
Sealed Air	12,678	774,879
Sherwin-Williams	27,846	6,737,061
Vulcan Materials	11,573	1,913,364
Westrock	22,241	942,129

		95,304,295

REAL ESTATE — 2.9%
Alexandria Real Estate Equities ‡	12,935	2,144,364
American Tower ‡	47,266	12,801,051
AvalonBay Communities ‡	12,176	2,604,933
Boston Properties ‡	12,372	1,127,832
Camden Property Trust ‡	9,276	1,308,844
CBRE Group, Cl A *	28,468	2,437,430
Crown Castle International ‡	37,711	6,812,869
Digital Realty Trust ‡	24,791	3,283,568
Duke Realty ‡	33,500	2,095,760
Equinix	7,927	5,578,547
Equity Residential ‡	29,782	2,334,611
Essex Property Trust ‡	5,690	1,630,356
Extra Space Storage ‡	11,694	2,216,247
Federal Realty Investment Trust ‡	6,208	655,627
Host Hotels & Resorts ‡	62,291	1,109,403
Iron Mountain ‡	25,260	1,224,857
Kimco Realty ‡	53,855	1,190,734
Mid-America Apartment Communities ‡	10,052	1,866,958
Prologis ‡	95,064	12,601,684
Public Storage ‡	18,754	6,121,493
Realty Income ‡	52,430	3,879,296
Regency Centers ‡	13,487	868,967
SBA Communications, Cl A	9,390	3,153,068
Simon Property Group ‡	28,569	3,103,736
UDR ‡	26,083	1,262,417
Vornado Realty Trust ‡	13,905	422,573
Welltower ‡	39,512	3,411,466
Weyerhaeuser ‡	64,869	2,356,042

		89,604,733

UTILITIES — 3.3%
American Water Works	15,828	2,460,304
Atmos Energy	12,106	1,469,547
CenterPoint Energy	54,786	1,736,168
CMS Energy	25,237	1,734,539

Catholic Responsible Investments	Equity Index Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
Consolidated Edison	56,885	$5,646,974
Constellation Energy	28,404	1,877,526
Dominion Energy	138,227	11,331,850
Edison International	33,187	2,249,083
Entergy	17,711	2,039,067
Eversource Energy	30,069	2,652,687
Exelon	303,713	14,119,617
FirstEnergy	49,757	2,045,013
NextEra Energy	246,428	20,820,702
NRG Energy	20,678	780,595
Pinnacle West Capital	9,804	720,300
Public Service Enterprise Group .	43,446	2,853,099
Sempra Energy	46,386	7,690,799
Southern	232,343	17,864,853

		100,092,723

Total Common Stock

(Cost $2,000,603,507)		3,041,976,447

Total Investments in Securities — 99.7%
(Cost $2,000,603,507)		$3,041,976,447

Percentages are based on Nest Assets of $3,050,716,278.

A list of the open futures contracts held by the Fund at July 31, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts S&P 500 Index E-MINI	26	Sep-2022	$4,965,314	$5,373,550	$408,236

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

S&P — Standard & Poor’s

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

The following is a list of the level of inputs used as of July 31, 2022, in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$408,236	$–	$–	$408,236

Total Other Financial Instruments	$408,236	$–	$–	$408,236

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Multi-Style US Equity Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.0%#

	Shares	Value

COMMUNICATION SERVICES — 9.4%
Alphabet, Cl A *	16,500	$1,919,280
Alphabet, Cl C *	242,349	28,267,587
Charter Communications, Cl A *	10,300	4,450,630
Comcast, Cl A	160,000	6,003,200
DISH Network, Cl A *	74,500	1,294,065
Electronic Arts	9,142	1,199,705
Fox	73,080	2,419,679
Fox	55,033	1,700,520
Match Group *	9,938	728,555
Meta Platforms, Cl A *	32,051	5,099,314
News	29,775	510,343
T-Mobile US *	29,000	4,148,740
Walt Disney *	53,222	5,646,854
ZoomInfo Technologies, Cl A *	96,581	3,659,454

		67,047,926

CONSUMER DISCRETIONARY — 7.6%
Airbnb, Cl A *	31,913	3,541,705
Amazon.com *	135,674	18,309,206
Booking Holdings *	1,400	2,709,966
Chegg *	27,775	591,608
Etsy *	23,578	2,445,510
Gap	88,000	846,560
Hilton Worldwide Holdings	30,225	3,870,916
Honda Motor ADR	96,000	2,469,120
Lululemon Athletica *	9,844	3,056,660
NIKE, Cl B	67,783	7,789,622
Qurate Retail	128,500	350,805
Starbucks	28,665	2,430,219
Tesla *	4,892	4,360,973
Wingstop	11,531	1,454,982

		54,227,852

CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev ADR	49,000	2,623,460
Constellation Brands, Cl A	21,517	5,299,852
Freshpet *	10,196	544,874
Molson Coors Beverage, Cl B	55,500	3,316,125
PepsiCo	31,629	5,533,810

		17,318,121

ENERGY — 3.8%
ConocoPhillips	44,000	4,286,920
Occidental Petroleum	152,000	9,994,000
Schlumberger	176,895	6,550,422
Williams	178,000	6,068,020

		26,899,362

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 16.0%
Aegon	240,169	$1,056,744
American Express	41,536	6,397,375
Ares Management, Cl A	15,460	1,107,709
Bank of America	76,000	2,569,560
Bank of New York Mellon	116,000	5,041,360
Berkshire Hathaway, Cl B *	25,012	7,518,607
Brighthouse Financial *	18,208	790,591
Capital One Financial	65,000	7,138,950
Charles Schwab	258,149	17,825,188
First Republic Bank	52,551	8,550,573
Goldman Sachs Group	14,500	4,834,155
Hamilton Lane, Cl A	17,623	1,331,770
Lincoln National	11,000	564,740
Markel *	7,551	9,794,704
Marsh & McLennan	3,918	642,395
MetLife	111,000	7,020,750
Moody’s	25,914	8,039,819
S&P Global	8,413	3,171,257
State Street	47,000	3,338,880
Truist Financial	36,000	1,816,920
UBS Group	87,500	1,421,000
US Bancorp	80,368	3,793,370
Wells Fargo	226,500	9,936,555

		113,702,972

HEALTH CARE — 8.7%
Align Technology *	3,453	970,189
Alnylam Pharmaceuticals *	18,000	2,556,720
BioMarin Pharmaceutical *	37,000	3,183,850
Boston Scientific *	82,080	3,369,384
Cigna	43,000	11,840,480
CVS Health	50,500	4,831,840
Elanco Animal Health *	100,000	2,026,000
Elevance Health	17,603	8,398,391
ICON *	7,688	1,854,730
Incyte *	41,000	3,184,880
Medtronic	94,539	8,746,748
Mettler-Toledo International *	5,033	6,793,191
Omnicell *	10,114	1,113,754
Seagen *	6,478	1,165,911
Zimmer Biomet Holdings	14,000	1,545,460

		61,581,528

INDUSTRIALS — 8.0%
AMETEK	43,154	5,329,519
Carrier Global	70,500	2,857,365
Equifax	11,738	2,452,186

Catholic Responsible Investments	Multi-Style US Equity Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
FedEx	34,000	$7,925,060
Fortive	79,757	5,140,339
Fortune Brands Home & Security	8,278	576,811
GXO Logistics *	121,843	5,848,464
Hexcel	18,024	1,090,632
Johnson Controls International	124,000	6,684,840
Mercury Systems *	16,635	981,631
Otis Worldwide	20,000	1,563,400
TransDigm Group *	16,275	10,128,584
TransUnion	74,493	5,902,080

		56,480,911

INFORMATION TECHNOLOGY — 33.1%
Adobe *	27,582	11,311,930
Advanced Micro Devices *	19,604	1,851,990
Amphenol, Cl A	73,146	5,641,751
Apple	170,878	27,769,384
ASML Holding, Cl G	3,873	2,224,806
Autodesk *	12,344	2,670,254
Avalara *	37,895	3,312,781
Block, Cl A *	25,367	1,929,414
CDW	8,086	1,467,852
Ceridian HCM Holding *	63,066	3,454,125
Cisco Systems	88,000	3,992,560
Cognizant Technology Solutions, Cl A	58,400	3,968,864
Dell Technologies, Cl C	63,000	2,838,780
Fidelity National Information Services	67,042	6,849,011
Fiserv *	67,300	7,112,264
FleetCor Technologies *	21,426	4,715,648
Gartner *	7,419	1,969,596
Global Payments	38,843	4,751,276
Hewlett Packard Enterprise	210,000	2,990,400
HP	120,000	4,006,800
II-VI *	23,035	1,212,562
Intuit	14,401	6,569,304
Juniper Networks	84,000	2,354,520
Mastercard, Cl A	26,613	9,415,413
Micro Focus International ADR	78,792	270,257
Microchip Technology	239,572	16,496,928
Microsoft	137,991	38,739,593
MongoDB, Cl A *	3,201	1,000,216
NVIDIA	19,936	3,620,976
Okta, Cl A *	13,227	1,302,198
Palo Alto Networks *	956	477,140

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings *	16,300	$1,410,439
Roper Technologies	11,518	5,029,565
Salesforce *	54,547	10,037,739
SAP ADR	37,595	3,504,230
ServiceNow *	4,661	2,081,882
Shift4 Payments, Cl A *	25,085	913,847
Synaptics *	4,104	594,875
TE Connectivity	25,000	3,343,250
Varonis Systems, Cl B *	26,863	683,126
Visa, Cl A	49,655	10,532,322
VMware, Cl A	52,653	6,118,259
Vontier	183,059	4,722,922

		235,261,049

MATERIALS — 2.9%
Air Products and Chemicals	41,225	10,233,282
Celanese, Cl A	16,500	1,938,915
Ecolab	14,551	2,403,388
Linde	17,788	5,371,976
LyondellBasell Industries, Cl A	3,800	338,656

		20,286,217

REAL ESTATE — 2.1%
American Tower ‡	45,137	12,224,454
Equinix	3,430	2,413,828

		14,638,282

Total Common Stock (Cost $680,624,998)		667,444,220

WARRANTS — 0.1%

	Number of Warrants	Value
Occidental Petroleum, Expires 08/06/27 *	22,750	$ 999,862

Total Warrants (Cost $396,753)		999,862

Total Investments in Securities — 94.1% (Cost $681,021,751)		$ 668,444,082

Percentages are based on Nest Assets of $710,119,592.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Catholic Responsible Investments	Multi-Style US Equity Fund
July 31, 2022
(Unaudited)

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value

AUSTRALIA — 1.7%
CSL	86,263	$17,541,926
Rio Tinto	26,062	1,803,362

		19,345,288

BRAZIL — 0.9%
Adecoagro	26,547	217,685
Banco do Brasil	291,400	2,026,550
Cia Brasileira de Distribuicao	55,800	174,655
Localiza Rent a Car	175,500	1,965,662
Marfrig Global Foods	114,000	289,055
MercadoLibre *	847	689,212
Minerva	83,200	208,398
Petroleo Brasileiro ADR	108,404	1,548,009
Petroleo Brasileiro ADR, Cl A	138,629	1,820,199
Sao Martinho	81,300	550,076
SLC Agricola	30,760	261,795
Suzano	25,200	235,127
Vale ADR, Cl B	62,808	845,396

		10,831,819

CANADA — 5.5%
Alimentation Couche-Tard	190,570	8,508,612
Canadian National Railway	117,359	14,858,665
Canadian Pacific Railway	215,728	17,014,467
Canadian Pacific Railway	61,900	4,877,702
Dollarama	32,700	1,980,604
Franco-Nevada	23,300	2,981,622
Gildan Activewear	88,800	2,600,900
Northland Power	59,000	1,932,977
Nutrien	34,800	2,977,154
Shopify, Cl A *	107,230	3,734,821
TFI International	13,000	1,297,616
Toronto-Dominion Bank	16,100	1,045,146

		63,810,286

CHINA — 5.9%
360 DigiTech ADR	90,810	1,318,561
Alibaba Group Holding ADR *	29,630	2,648,033
Anhui Conch Cement, Cl H	328,641	1,300,328
Baidu ADR *	5,696	777,903
Bank of China, Cl H	3,962,000	1,408,829
Bank of Communications, Cl A	1,262,700	866,502
Beijing New Building Materials, Cl A	174,400	745,665
Bosideng International Holdings	2,436,000	1,421,769
Chengxin Lithium Group, Cl A	53,500	451,406

COMMON STOCK — continued

	Shares	Value

CHINA — continued
China Construction Bank, Cl H	5,856,921	$3,740,293
China Everbright Environment Group	983,000	523,194
China Galaxy Securities, Cl H	806,500	398,837
China Northern Rare Earth Group High-Tech, Cl A	56,000	261,384
China Petroleum & Chemical ADR	30,140	1,414,470
China Railway Group, Cl H	1,943,000	1,156,658
China State Construction Engineering, Cl A	1,075,086	804,355
CITIC	868,000	938,814
COSCO SHIPPING Holdings, Cl H	1,257,200	1,886,156
Daqo New Energy ADR *	21,269	1,376,104
Dongfeng Motor Group, Cl H	786,000	543,122
East Money Information, Cl A	198,720	658,196
FinVolution Group ADR	101,942	427,137
Ganfeng Lithium, Cl H	41,440	374,712
Guangzhou Automobile Group, Cl H	456,000	428,025
Haier Smart Home, Cl H	650,400	2,081,612
Hisense Home Appliances Group, Cl A	106,900	223,730
Industrial & Commercial Bank of China, Cl H	2,734,000	1,445,433
Intco Medical Technology, Cl A .	123,693	422,674
JD.com ADR	19,351	1,151,385
Jiangxi Copper, Cl H	475,000	581,876
Kweichow Moutai, Cl A	5,300	1,493,283
Lenovo Group	934,000	905,788
Li Ning	1,223,872	9,927,600
NARI Technology, Cl A	163,800	710,756
NetEase ADR	4,885	454,207
PetroChina, Cl H	4,060,000	1,895,857
PICC Property & Casualty, Cl H .	1,616,000	1,658,811
Pinduoduo ADR *	11,682	572,535
Pop Mart International Group	148,600	339,771
Shanghai Friendess Electronic Technology, Cl A	23,628	869,056
Shenzhou International Group Holdings	468,600	4,928,810
Sinopharm Group, Cl H	320,400	734,096
Tencent Holdings	232,394	8,981,752
Tongwei, Cl A	183,400	1,466,697
Want Want China Holdings	1,029,000	837,442

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Zhejiang Expressway, Cl H	634,000	$510,289

		68,063,913

COLUMBIA — 0.0%

Bancolombia ADR	9,482	274,694

DENMARK — 1.4%
AP Moller - Maersk, Cl B	690	1,879,223
Coloplast, Cl B	14,168	1,654,063
DSV	35,999	6,050,707
GN Store Nord	24,425	848,453
Pandora	15,848	1,174,433
Royal Unibrew	9,357	796,005
Tryg	66,062	1,502,539
Vestas Wind Systems	62,843	1,647,621

		15,553,044

FINLAND — 0.1%

Nordea Bank Abp	165,072	1,622,345

FRANCE — 10.6%
Air Liquide	89,706	12,303,951
Alstom	381,275	9,039,981
Amundi	2,194	118,843
AXA	377,181	8,670,786
BNP Paribas	66,860	3,151,534
Capgemini	21,554	4,101,485
Carrefour	204,735	3,480,909
Cie de Saint-Gobain	57,922	2,694,548
Danone	200,084	11,006,548
Dassault Systemes	55,627	2,380,332
Hermes International	2,813	3,850,215
Ipsen	11,460	1,156,538
Kering	30	17,134
L’Oreal	14,195	5,353,916
LVMH Moet Hennessy Louis Vuitton	32,992	22,854,330
Pernod Ricard	71,786	14,068,833
Publicis Groupe	22,321	1,185,030
Teleperformance	8,289	2,765,340
TotalEnergies	109,876	5,598,992
Valeo	108,014	2,314,694
Vinci	69,178	6,615,738

		122,729,677

GERMANY — 3.4%
Bayerische Motoren Werke	24,794	2,021,242
Carl Zeiss Meditec	18,408	2,680,150

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
CompuGroup Medical & KgaA	19,138	$827,651
Deutsche Telekom	365,009	6,918,509
RWE	214,804	8,815,842
SAP	130,272	12,122,277
Siemens	30,968	3,446,181
Siemens Healthineers	56,705	2,898,945

		39,730,797

GREECE — 0.0%

FF Group (A) *	8,921	4,366

HONG KONG — 2.9%
AIA Group	1,874,935	18,836,816
China Lumena New Materials (A) *	15,350	—
Prudential	1,129,473	13,921,068
Skyworth Group	460,000	215,904
WH Group	998,034	755,849

		33,729,637

INDIA — 2.4%
APL Apollo Tubes	81,997	990,241
HDFC Bank ADR	63,979	4,017,881
ICICI Bank ADR	456,929	9,494,985
Infosys ADR	330,002	6,431,739
Kotak Mahindra Bank	71,634	1,645,140
Tata Motors ADR *	102,116	2,912,348
Wipro ADR	169,973	900,857
WNS Holdings ADR *	15,405	1,335,767

		27,728,958

INDONESIA — 0.8%
Bank Central Asia	3,382,900	1,682,182
Bank Mandiri Persero	2,571,400	1,439,363
Bank Negara Indonesia Persero	2,458,300	1,304,659
Bank Rakyat Indonesia Persero	12,320,800	3,637,012
Indofood Sukses Makmur	520,600	238,774
Telkom Indonesia Persero	2,204,300	629,592
Vale Indonesia *	934,600	385,782

		9,317,364

IRELAND — 0.9%
Bank of Ireland Group	213,834	1,221,913
CRH	35,990	1,377,841
Ryanair Holdings ADR *	103,533	7,557,909

		10,157,663

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — 0.1%
Nice ADR *	7,066	$1,512,265

ITALY — 4.0%
Amplifon	47,150	1,555,501
Enel	2,592,345	13,037,999
Ferrari	71,655	15,181,076
UniCredit	1,715,495	16,925,852

		46,700,428

JAPAN — 7.1%
Daifuku	22,500	1,431,526
Ebara	48,600	1,899,588
FANUC	63,200	10,875,044
GMO Payment Gateway	10,800	895,497
Harmonic Drive Systems	22,900	871,145
Hoya	42,100	4,208,600
Inpex	74,800	855,417
Keyence	33,610	13,291,159
Lasertec	58,200	8,313,796
M3	39,500	1,373,088
Murata Manufacturing	146,500	8,537,961
Nexon	44,200	1,001,181
Nintendo	10,200	4,550,930
Nippon Telegraph & Telephone	96,300	2,744,666
Nomura Research Institute	61,800	1,852,571
Obic	9,600	1,531,304
Renesas Electronics *	186,500	1,772,397
Seven & i Holdings	52,100	2,118,840
Shimano	12,300	2,050,057
Shin-Etsu Chemical	22,600	2,888,433
SoftBank Group	37,500	1,571,719
Sumitomo Mitsui Financial Group	179,300	5,612,392
Sundrug	36,000	842,565
TOPPAN INC	52,900	898,098

		81,987,974

MALAYSIA — 0.1%
Kuala Lumpur Kepong	67,400	331,974
Sime Darby Plantation	335,600	328,862

		660,836

MEXICO — 0.6%
Alfa, Cl A	460,300	316,731
Arca Continental	89,300	618,111
Fomento Economico Mexicano ADR	3,738	231,681
Grupo Financiero Banorte, Cl O	255,000	1,455,067
Grupo Mexico	129,500	513,853

COMMON STOCK — continued

	Shares	Value

MEXICO — continued
Wal-Mart de Mexico	1,143,066	$4,160,636

		7,296,079

NETHERLANDS — 6.5%
Adyen *	7,657	13,740,848
Akzo Nobel	113,151	7,597,232
ASM International	34,199	10,480,290
ASML Holding, Cl G	23,052	13,241,991
ASML Holding	18,699	10,722,155
BE Semiconductor Industries	18,372	983,924
ING Groep	770,345	7,465,423
Koninklijke Philips	273,893	5,655,241
Shell	65,390	1,743,077
Shell	122,650	3,261,085

		74,891,266

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,050,970

NORWAY — 0.3%
Equinor	68,443	2,634,669
Nordic Semiconductor *	50,551	888,140

		3,522,809

POLAND — 0.1%
Dino Polska *	18,997	1,485,259

QATAR — 0.1%
Commercial Bank PSQC	93,875	189,135
Industries Qatar QSC	166,840	785,517

		974,652

RUSSIA — 0.0%
Gazprom PJSC ADR (A) *	270,588	—
Gazprom PJSC ADR (A) *	28,025	—
LUKOIL PJSC ADR (A)	15,962	—
LUKOIL PJSC ADR (A)	4,815	—
Sberbank of Russia PJSC ADR (A) *	55,964	—

		—

SAUDI ARABIA — 0.5%
Arab National Bank	27,191	224,883
Arabian Internet & Communications Services	6,933	439,152
Etihad Etisalat	23,959	241,917
Riyad Bank	70,854	689,937
SABIC Agri-Nutrients	18,404	656,763
Sahara International Petrochemical	50,000	638,149

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

SAUDI ARABIA — continued
Saudi Arabian Mining *	48,034	$730,402
Saudi Arabian Oil	96,465	1,030,956
Saudi Electricity	72,077	476,995
Saudi Tadawul Group Holding	7,173	426,217

		5,555,371

SINGAPORE — 0.4%
DBS Group Holdings	173,500	3,954,689

SOUTH AFRICA — 0.4%
Absa Group	84,334	862,168
Anglo American	48,130	1,738,368
Sasol *	49,032	1,027,568
Sibanye Stillwater	549,315	1,346,223

		4,974,327

SOUTH KOREA — 2.5%
DB Insurance	5,217	242,800
DL E&C	8,174	255,851
Hana Financial Group	44,977	1,288,883
Hyosung TNC	1,666	443,375
Hyundai Marine & Fire Insurance	12,717	321,243
KB Financial Group ADR	41,725	1,547,163
Kia	78,572	4,919,189
LG	17,762	1,108,628
LG Electronics	9,969	727,163
LG Innotek	1,468	411,597
LX INTERNATIONAL CORP	19,991	506,541
LX Semicon	5,733	441,126
Mirae Asset Securities	34,670	176,188
POSCO Holdings ADR	24,482	1,146,982
Samsung Electro-Mechanics	2,187	240,831
Samsung Electronics GDR	5,182	6,076,991
Samsung Electronics	122,077	5,778,535
Samsung Securities	7,461	201,246
SK Hynix	18,741	1,416,760
S-Oil	12,512	891,798
Woori Financial Group	48,797	447,795
Youngone	10,571	328,955

		28,919,640

SPAIN — 4.1%
Aena SME *	52,505	6,625,740
Amadeus IT Group *	352,085	20,481,923
Banco Bilbao Vizcaya Argentaria	614,287	2,777,209
CaixaBank	860,972	2,579,198
Iberdrola	677,490	7,217,566

COMMON STOCK — continued

	Shares	Value

SPAIN — continued
Iberdrola	677,490	$185,688
Industria de Diseno Textil	287,148	6,957,567

		46,824,891

SWEDEN — 1.8%
AAK	63,539	1,107,068
Atlas Copco, Cl A	752,417	8,766,853
Boliden	32,250	1,074,276
Nibe Industrier, Cl B	229,839	2,307,939
Swedbank	490,540	6,772,101
Thule Group	27,518	796,315

		20,824,552

SWITZERLAND — 3.9%
Alcon	237,734	18,699,841
Credit Suisse Group	350,655	2,038,431
Logitech International	36,877	2,073,582
Partners Group Holding	1,725	1,882,174
Sika	48,625	12,007,689
Straumann Holding	12,550	1,696,414
Zurich Insurance Group	15,959	6,962,533

		45,360,664

TAIWAN — 3.7%
Asustek Computer	40,000	377,346
ChipMOS Technologies	161,000	191,237
CTBC Financial Holding	794,000	610,007
Evergreen Marine Taiwan	166,000	533,421
Fubon Financial Holding	238,000	447,062
Gigabyte Technology	175,000	540,730
Hon Hai Precision Industry	692,000	2,529,084
King Yuan Electronics	163,000	215,027
Lite-On Technology	280,000	614,374
MediaTek	163,000	3,755,534
Novatek Microelectronics	69,000	614,707
Primax Electronics	104,000	243,437
Sino-American Silicon Products .	47,000	224,231
Taiwan Semiconductor Manufacturing	38,000	651,683
Taiwan Semiconductor Manufacturing ADR	320,368	28,346,161
Unimicron Technology	139,000	741,523
United Microelectronics ADR	172,099	1,173,715
Yang Ming Marine Transport	404,000	1,218,378

		43,027,657

THAILAND — 0.5%
AP Thailand	756,800	201,711

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

THAILAND — continued
Kasikornbank	459,500	$1,841,960
Kiatnakin Phatra Bank	319,100	576,893
Krung Thai Bank	1,499,200	652,003
PTT	813,600	775,319
PTT Exploration & Production	291,300	1,309,699
Thai Union Group, Cl F	408,800	181,605
Tisco Financial Group	91,700	221,572

		5,760,762

TURKEY — 0.1%
KOC Holding	117,676	243,235
Turk Hava Yollari AO *	163,826	460,830

		704,065

UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	383,426	953,042
Aldar Properties PJSC	427,571	571,207
Dubai Islamic Bank PJSC	564,086	903,964
Fertiglobe	313,832	409,897

		2,838,110

UNITED KINGDOM — 9.5%
3i Group	213,418	3,313,586
Ashtead Group	33,077	1,860,520
Balfour Beatty	407,519	1,391,523
Barclays	5,148,330	9,854,676
BP	1,240,480	6,066,751
CNH Industrial	97,071	1,247,596
Compass Group	410,627	9,616,533
Dechra Pharmaceuticals	35,893	1,614,088
Experian	390,444	13,660,238
Halma	47,506	1,336,918
Howden Joinery Group	197,700	1,630,721
JD Sports Fashion	1,397,175	2,217,582
Lloyds Banking Group	3,935,658	2,177,399
Persimmon	39,633	913,508
RELX	189,248	5,599,393
RELX	197,891	5,859,409
Segro ‡	121,234	1,620,669
SSE	56,962	1,229,379
SSP Group *	2,811,059	8,735,153
Tate & Lyle	962,800	9,424,972
Taylor Wimpey	873,595	1,358,728
Unilever	292,749	14,247,195
WH Smith *	288,381	5,086,307

		110,062,844

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 13.2%
Accenture, Cl A	41,451	$12,694,783
Aon, Cl A	51,495	14,987,105
Atlassian, Cl A *	26,375	5,520,815
EPAM Systems *	18,025	6,295,231
Ferguson	82,369	10,354,264
Globant *	4,648	926,068
ICON *	71,127	17,159,389
JBS	334,800	2,055,928
Lululemon Athletica *	38,510	11,957,740
Mettler-Toledo International *	6,437	8,688,212
Nestle	192,961	23,629,336
ResMed	55,656	13,386,381
Schneider Electric	83,947	11,582,925
STERIS	52,239	11,787,730
Tenaris	80,692	1,126,555

		152,152,462

Total Common Stock (Cost $1,062,270,764)		1,113,942,423

Total Investments in Securities — 96.4% (Cost $1,062,270,764)		$1,113,942,423

Percentages are based on Nest Assets of $1,155,363,832.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

Catholic Responsible Investments	International Equity Fund
July 31, 2022
(Unaudited)

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3 ^	Total
Common Stock
Australia	$—	$19,345,288	$—	$19,345,288
Brazil	10,831,819	—	—	10,831,819
Canada	63,810,286	—	—	63,810,286
China	10,140,335	57,923,578	—	68,063,913
Columbia	274,694	—	—	274,694
Denmark	—	15,553,044	—	15,553,044
Finland	—	1,622,345	—	1,622,345
France	—	122,729,677	—	122,729,677
Germany	—	39,730,797	—	39,730,797
Greece	—	—	4,366	4,366
Hong Kong	—	33,729,637	—	33,729,637
India	25,093,577	2,635,381	—	27,728,958
Indonesia	—	9,317,364	—	9,317,364
Ireland	7,557,909	2,599,754	—	10,157,663
Israel	1,512,265	—	—	1,512,265
Italy	—	46,700,428	—	46,700,428
Japan	—	81,987,974	—	81,987,974
Malaysia	—	660,836	—	660,836
Mexico	7,296,079	—	—	7,296,079
Netherlands	13,241,991	61,649,275	—	74,891,266
New Zealand	—	1,050,970	—	1,050,970
Norway	—	3,522,809	—	3,522,809
Poland	—	1,485,259	—	1,485,259
Qatar	—	974,652	—	974,652
Russia	—	—	—#	—
Saudi Arabia	—	5,555,371	—	5,555,371
Singapore	—	3,954,689	—	3,954,689
South Africa	—	4,974,327	—	4,974,327
South Korea	2,694,145	26,225,495	—	28,919,640
Spain	185,688	46,639,203	—	46,824,891
Sweden	—	20,824,552	—	20,824,552
Switzerland	—	45,360,664	—	45,360,664
Taiwan	29,519,876	13,507,781	—	43,027,657
Thailand	—	5,760,762	—	5,760,762
Turkey	—	704,065	—	704,065
United Arab Emirates	—	2,838,110	—	2,838,110
United Kingdom	1,391,523	108,671,321	—	110,062,844
United States	105,459,382	46,693,080	—	152,152,462

Total Common Stock	279,009,569	834,928,488	4,366	1,113,942,423

Total Investments in Securities	$279,009,569	$834,928,488	$4,366	$1,113,942,423

^ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value

COMMUNICATION SERVICES — 2.2%
AMC Networks, Cl A *	15,832	$483,193
ATN International	5,540	255,062
Cars.com *	33,169	390,067
Cinemark Holdings *	54,131	992,221
Cogent Communications Holdings	22,055	1,407,330
Consolidated Communications Holdings *	36,723	242,372
EW Scripps, Cl A *	29,159	415,807
Gannett *	73,349	220,780
Gogo *	37,913	658,170
Marcus	11,175	183,605
QuinStreet *	25,474	273,845
Scholastic	15,302	720,265
Shenandoah Telecommunications	26,113	582,320
Shutterstock	11,787	665,966
TechTarget *	13,474	878,370
Telephone and Data Systems	50,081	791,781
Thryv Holdings *	9,300	226,362
Yelp, Cl A *	33,817	1,036,829

		10,424,345

CONSUMER DISCRETIONARY — 12.2%
Aaron’s	15,366	200,065
Abercrombie & Fitch, Cl A *	26,049	463,933
Academy Sports & Outdoors	43,773	1,883,552
Adtalem Global Education *	22,707	910,551
American Axle & Manufacturing Holdings *	57,691	514,027
American Public Education *	9,391	147,533
America’s Car-Mart *	3,062	317,131
Asbury Automotive Group *	11,365	1,950,689
Bed Bath & Beyond *	41,578	209,137
Big Lots	14,433	291,402
BJ’s Restaurants *	11,829	277,627
Bloomin’ Brands	40,601	827,854
Boot Barn Holdings *	15,178	945,589
Brinker International *	22,419	622,127
Buckle	15,743	475,439
Caleres	19,863	493,000
Cato, Cl A	8,761	108,198
Cavco Industries *	4,552	1,173,460
Century Communities	16,247	831,359
Cheesecake Factory	24,698	721,922
Chico’s FAS *	65,402	328,318

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Children’s Place *	6,964	$301,820
Chuy’s Holdings *	9,476	210,651
Conn’s *	7,736	72,873
Dave & Buster’s Entertainment *	19,700	735,992
Designer Brands, Cl A	31,812	459,047
Dine Brands Global	8,426	600,858
Dorman Products *	14,236	1,439,117
El Pollo Loco Holdings *	9,781	95,071
Ethan Allen Interiors	12,305	282,892
Fossil Group *	24,214	146,010
Frontdoor *	41,375	1,107,609
Genesco *	6,687	374,806
Gentherm *	16,665	1,075,892
G-III Apparel Group *	23,569	520,639
Golden Entertainment *	10,487	460,065
Green Brick Partners *	25,829	692,217
Group 1 Automotive	8,582	1,518,327
Guess?	18,662	352,898
Haverty Furniture	7,526	205,686
Hibbett	6,523	306,059
Installed Building Products	12,204	1,237,730
iRobot *	13,766	633,374
Jack in the Box	10,585	731,847
Kontoor Brands	24,960	911,040
La-Z-Boy, Cl Z	23,292	649,148
LCI Industries	12,926	1,746,173
LGI Homes *	11,233	1,267,082
Liquidity Services *	14,082	283,471
LL Flooring Holdings *	15,096	151,564
M *	15,633	719,274
MarineMax *	10,852	443,196
MDC Holdings	31,477	1,141,041
Meritage Homes *	19,622	1,732,623
Monarch Casino & Resort *	6,651	426,662
Monro	16,873	846,181
Motorcar Parts of America *	9,640	145,275
Movado Group	9,171	311,631
National Vision Holdings *	40,954	1,193,400
ODP *	22,146	803,900
Oxford Industries	8,553	815,956
Patrick Industries	11,243	682,675
Perdoceo Education *	34,668	474,952
PetMed Express	10,530	229,765
Rent-A-Center, Cl A	27,252	641,240
Ruth’s Hospitality Group	15,712	275,746

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Sally Beauty Holdings *	55,704	$711,897
Shake Shack, Cl A *	19,729	1,015,254
Shoe Carnival	9,074	197,904
Signet Jewelers	24,137	1,471,392
Six Flags Entertainment *	39,292	890,750
Sleep Number *	11,456	516,207
Sonic Automotive, Cl A	10,161	425,238
Sonos *	66,562	1,471,686
Standard Motor Products	9,570	437,732
Steven Madden	39,837	1,262,833
Strategic Education	11,549	829,565
Stride *	21,504	960,799
Tri Pointe Homes *	56,049	1,038,027
Tupperware Brands *	29,102	217,101
Unifi *	6,934	94,510
Universal Electronics *	6,320	175,380
Urban Outfitters *	32,428	664,125
Winnebago Industries	16,814	1,015,061
Wolverine World Wide	40,834	917,540
WW International *	27,705	183,961
XPEL *	8,538	523,294
Zumiez *	8,266	214,916

		58,381,560

CONSUMER STAPLES — 4.8%
Andersons	17,205	622,305
B&G Foods	36,236	895,391
Calavo Growers	9,389	378,377
Cal-Maine Foods	19,799	1,011,927
Celsius Holdings *	20,035	1,782,314
Central Garden & Pet *	5,702	247,125
Central Garden & Pet, Cl A *	21,321	869,897
Chefs’ Warehouse *	17,794	615,850
Edgewell Personal Care	27,684	1,101,269
elf Beauty *	26,577	891,127
Fresh Del Monte Produce	17,434	517,964
Hostess Brands, Cl A *	73,561	1,663,950
Inter Parfums	9,837	821,094
J & J Snack Foods	7,982	1,081,641
John B Sanfilippo & Son	5,310	397,719
Medifast	6,091	1,024,445
MGP Ingredients	7,468	785,484
National Beverage	12,664	686,135
PriceSmart	13,022	864,400
Seneca Foods, Cl A *	3,499	199,163
Simply Good Foods *	46,140	1,505,087

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
SpartanNash	20,285	$655,003
Tootsie Roll Industries	10,234	359,418
TreeHouse Foods *	28,709	1,246,545
United Natural Foods *	30,562	1,299,191
USANA Health Sciences *	7,058	491,378
WD-40	7,138	1,266,067

		23,280,266

ENERGY — 4.6%
Archrock	67,990	573,836
Bristow Group *	11,634	300,157
Callon Petroleum *	24,583	1,131,801
Civitas Resources	36,698	2,163,714
CONSOL Energy *	16,301	999,577
Core Laboratories	23,524	445,545
DMC Global *	9,812	223,321
Dorian LPG	13,902	224,100
Dril-Quip *	17,396	446,207
Green Plains *	27,072	975,133
Helix Energy Solutions Group * .	71,192	287,616
Helmerich & Payne	52,958	2,451,955
Laredo Petroleum *	7,744	686,661
Nabors Industries *	4,453	634,508
Oceaneering International *	50,427	535,535
Oil States International *	31,417	160,227
Par Pacific Holdings *	22,987	379,286
Patterson-UTI Energy	108,798	1,800,607
PBF Energy, Cl A *	48,976	1,633,350
ProPetro Holding *	43,125	453,675
Ranger Oil, Cl A	11,101	422,504
REX American Resources *	2,615	249,628
RPC	35,294	287,999
SM Energy	62,470	2,578,762
Talos Energy *	20,692	392,113
US Silica Holdings *	38,058	526,342
World Fuel Services	31,696	878,613

		21,842,772

FINANCIALS — 17.9%
Allegiance Bancshares	9,570	421,463
Ambac Financial Group *	22,536	265,249
American Equity Investment Life Holding	38,852	1,459,281
Ameris Bancorp	33,179	1,569,035
AMERISAFE	9,718	442,752
Apollo Commercial Real Estate Finance ‡	66,473	849,525

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
ARMOUR Residential REIT ‡	52,037	$409,531
Assured Guaranty	32,239	1,882,435
Axos Financial *	27,009	1,127,896
B Riley Financial	8,747	450,820
Banc of California	26,681	467,184
BancFirst	9,549	1,025,467
Bancorp *	28,455	699,993
BankUnited	41,138	1,598,211
Banner	17,291	1,071,869
Berkshire Hills Bancorp	23,803	670,531
Blucora *	23,729	474,580
Brightsphere Investment Group	16,334	308,876
Brookline Bancorp	38,965	538,886
Capitol Federal Financial	64,822	621,643
Central Pacific Financial	13,911	329,413
City Holding	7,527	653,268
Columbia Banking System	39,159	1,181,427
Community Bank System	27,116	1,825,720
Customers Bancorp *	15,222	581,328
CVB Financial	66,693	1,778,702
Dime Community Bancshares	16,201	552,130
Donnelley Financial Solutions *	15,136	514,473
Eagle Bancorp	16,136	791,148
eHealth *	12,234	90,532
Ellington Financial ‡	28,558	458,356
Employers Holdings	13,952	554,034
Encore Capital Group *	13,367	968,172
Enova International *	17,109	590,432
EZCORP, Cl A *	26,883	216,139
FB Financial	17,819	763,544
First Bancorp	17,347	657,104
First BanCorp	99,347	1,499,146
First Commonwealth Financial	47,518	704,217
First Financial Bancorp	47,504	1,061,239
First Hawaiian	64,414	1,641,913
Flagstar Bancorp	26,782	1,103,418
Franklin BSP Realty Trust ‡	42,102	646,266
Genworth Financial, Cl A *	259,931	1,104,707
Granite Point Mortgage Trust ‡	26,999	286,459
Green Dot, Cl A *	27,268	766,231
Hanmi Financial	15,262	385,671
HCI Group	3,950	270,457
Heritage Financial	17,621	458,498
Hilltop Holdings	25,005	721,394
HomeStreet	9,442	352,092

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Hope Bancorp	60,558	$910,792
Horace Mann Educators	20,839	713,736
Independent Bank	23,529	1,971,730
Independent Bank Group	18,287	1,293,257
Invesco Mortgage Capital ‡	16,508	292,192
James River Group Holdings	18,839	447,615
KKR Real Estate Finance Trust ‡	24,982	486,899
Lakeland Financial	12,749	991,872
LendingTree *	5,602	255,339
Mr Cooper Group *	37,174	1,674,689
National Bank Holdings, Cl A	15,116	629,128
NBT Bancorp	21,541	873,272
New York Mortgage Trust ‡	191,462	601,191
NMI Holdings, Cl A *	43,297	820,045
Northfield Bancorp	21,744	320,072
Northwest Bancshares	63,734	916,495
OFG Bancorp	24,446	671,532
Pacific Premier Bancorp	47,749	1,606,276
Palomar Holdings *	12,133	756,735
Park National	7,274	942,419
Pathward Financial	14,770	498,044
PennyMac Mortgage Investment Trust ‡	46,252	710,431
Piper Sandler	7,445	939,559
PRA Group *	20,010	797,198
Preferred Bank	6,869	499,376
ProAssurance	27,221	602,401
PROG Holdings *	28,742	529,428
Provident Financial Services	37,885	922,879
Ready Capital ‡	33,910	471,688
Redwood Trust ‡	60,564	524,484
Renasant	28,117	939,108
S&T Bancorp	19,773	611,777
Safety Insurance Group	7,045	609,745
Seacoast Banking Corp of Florida	30,803	1,102,131
Selectquote *	62,545	115,083
ServisFirst Bancshares	24,577	2,100,105
Simmons First National, Cl A	63,746	1,513,968
SiriusPoint *	43,710	191,450
Southside Bancshares	16,157	645,311
Stewart Information Services	13,671	747,120
StoneX Group *	8,632	752,106
Tompkins Financial	5,927	457,268
Triumph Bancorp *	11,896	864,244
Trupanion *	17,595	1,109,013

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
TrustCo Bank NY	9,647	$323,753
Trustmark	30,916	1,003,843
Two Harbors Investment ‡	173,100	931,278
United Community Banks	52,797	1,796,682
United Fire Group	10,842	355,943
Universal Insurance Holdings	14,071	177,998
Veritex Holdings	27,120	839,093
Virtus Investment Partners	3,648	752,655
Walker & Dunlop	15,346	1,728,573
Westamerica BanCorp	13,523	811,515
WisdomTree Investments	55,341	287,773
World Acceptance *	1,956	216,676
WSFS Financial	32,561	1,553,811

		86,071,653

HEALTH CARE — 11.5%
Addus HomeCare *	8,898	825,823
Allscripts Healthcare Solutions *	62,599	990,316
AMN Healthcare Services *	23,687	2,663,366
AngioDynamics *	20,708	469,865
Anika Therapeutics *	10,818	252,709
Apollo Medical Holdings *	20,202	1,071,312
Arcus Biosciences *	25,756	684,852
Artivion *	22,339	437,844
Avanos Medical *	25,238	716,002
Avid Bioservices *	35,632	700,169
Cara Therapeutics *	26,232	229,268
Cardiovascular Systems *	22,634	348,790
Coherus Biosciences *	40,523	343,230
Collegium Pharmaceutical *	24,287	417,494
Computer Programs and Systems *	9,055	305,697
CONMED	15,855	1,547,924
CorVel *	5,430	895,353
Covetrus *	54,865	1,139,546
Cross Country Healthcare *	22,254	586,615
Cutera *	9,310	432,170
Cytokinetics *	45,318	1,918,311
Dynavax Technologies *	64,730	930,817
Eagle Pharmaceuticals *	9,295	369,012
Embecta *	30,473	896,820
Emergent BioSolutions *	25,772	892,742
Enanta Pharmaceuticals *	10,154	559,993
Enhabit *	26,754	468,463
Ensign Group	28,086	2,238,173
Fulgent Genetics *	11,053	660,417

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Glaukos *	24,947	$1,343,396
Hanger *	22,753	422,523
Harmony Biosciences Holdings *	13,978	709,104
HealthStream *	14,032	337,610
Heska *	5,876	537,595
Innoviva *	44,441	637,284
Inogen *	11,281	313,837
Integer Holdings *	17,950	1,254,526
Joint *	9,121	155,969
Lantheus Holdings *	35,525	2,725,478
LeMaitre Vascular	11,222	565,028
Ligand Pharmaceuticals *	9,146	841,706
Meridian Bioscience *	23,927	757,529
Merit Medical Systems *	27,540	1,582,999
Mesa Laboratories	2,897	617,785
ModivCare *	6,666	665,267
Myriad Genetics *	45,061	1,188,709
Nektar Therapeutics, Cl A *	111,467	441,409
NeoGenomics *	68,752	695,770
NextGen Healthcare *	31,206	534,247
OptimizeRx *	10,073	226,340
OraSure Technologies *	37,362	114,328
Organogenesis Holdings, Cl A *	47,667	273,609
Orthofix Medical *	10,578	271,326
Owens & Minor	39,715	1,406,308
Pacira BioSciences *	25,850	1,462,076
Pennant Group *	16,445	219,376
Phibro Animal Health, Cl A	16,248	317,973
Prestige Consumer Healthcare *	28,910	1,743,562
RadNet *	26,786	550,988
Select Medical Holdings	56,047	1,660,112
Supernus Pharmaceuticals *	32,391	1,028,414
Surmodics *	8,163	284,072
US Physical Therapy	7,204	934,935
Vanda Pharmaceuticals *	34,632	373,333
Varex Imaging *	22,084	492,252
Vericel *	26,785	871,584
Vir Biotechnology *	40,665	1,130,894
Xencor *	34,371	986,104
Zimvie *	12,333	239,507
Zynex	15,563	133,531

		55,041,488

INDUSTRIALS — 16.5%
AAON	21,608	1,300,153
AAR *	17,070	760,127

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
ABM Industries	33,741	$1,512,946
AeroVironment *	11,865	1,027,984
Alamo Group	5,099	659,862
Albany International, Cl A	16,290	1,486,788
Allegiant Travel *	7,693	887,080
American Woodmark *	8,317	417,680
Apogee Enterprises	11,183	465,325
Applied Industrial Technologies	20,150	2,026,888
ArcBest	12,631	1,119,107
Arcosa	24,305	1,253,166
Astec Industries	11,499	564,946
Atlas Air Worldwide Holdings *	13,187	998,388
AZZ	12,786	543,916
Barnes Group	23,542	796,190
Boise Cascade	22,208	1,570,328
Brady, Cl A	24,573	1,175,818
CIRCOR International *	10,250	178,452
Comfort Systems USA	18,693	1,975,102
CoreCivic *	61,160	658,693
Deluxe	21,730	546,292
DXP Enterprises *	9,043	307,462
Encore Wire	11,012	1,524,832
Enerpac Tool Group, Cl A	31,376	636,933
EnPro Industries	10,850	1,014,258
ESCO Technologies	13,127	1,017,999
Exponent	26,423	2,655,247
Federal Signal	31,098	1,291,189
Forrester Research *	5,478	254,672
Forward Air	13,571	1,424,005
Franklin Electric	20,129	1,828,116
GEO Group *	62,458	409,724
Gibraltar Industries *	16,912	791,312
GMS *	23,351	1,239,238
Granite Construction	22,955	686,354
Greenbrier	16,393	521,625
Griffon	25,010	750,550
Harsco *	39,755	191,222
Hawaiian Holdings *	25,904	387,524
Healthcare Services Group	37,756	541,421
Heartland Express	23,372	371,147
Heidrick & Struggles International	10,572	329,212
Hillenbrand	37,232	1,720,118
HNI	21,360	754,435
Hub Group, Cl A *	17,101	1,306,516

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Insteel Industries	11,899	$372,439
Interface, Cl A	31,592	457,768
John Bean Technologies	16,389	1,840,649
Kaman	14,079	433,352
KAR Auction Services *	61,130	1,045,323
Kelly Services, Cl A	17,449	378,294
Korn Ferry	27,509	1,802,115
Lindsay	5,668	872,645
ManTech International, Cl A	14,186	1,359,303
Marten Transport	29,701	640,354
Matson	21,110	1,935,154
Matthews International, Cl A	15,770	440,771
Meritor *	37,065	1,349,907
Moog, Cl A	14,931	1,278,691
Mueller Industries	31,164	2,098,272
MYR Group *	8,889	846,499
NOW *	57,392	634,756
NV5 Global *	6,191	839,500
Park Aerospace	9,865	120,353
PGT Innovations *	30,667	671,607
Pitney Bowes	90,271	295,186
Powell Industries	4,620	110,695
Proto Labs *	14,163	692,429
Quanex Building Products	17,817	438,476
Resideo Technologies *	74,853	1,684,941
Resources Connection	16,898	362,631
SkyWest *	25,416	613,796
SPX *	23,320	1,378,912
Standex International	6,176	599,566
Sun Country Airlines Holdings * .	15,688	316,427
Tennant	9,518	637,992
Titan International *	29,135	488,303
Trinity Industries	35,811	929,295
Triumph Group *	33,281	517,187
TrueBlue *	16,998	367,837
UFP Industries	33,056	3,048,094
UniFirst	7,650	1,498,559
Veritiv *	7,543	935,483
Viad *	10,415	351,715
Wabash National	24,572	443,770

		79,009,388

INFORMATION TECHNOLOGY — 13.3%
8x8 *	59,890	292,862
A10 Networks	31,200	465,192
ADTRAN Holdings	42,705	1,028,763

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Advanced Energy Industries	20,598	$1,843,315
Agilysys *	10,128	489,182
Alarm.com Holdings *	23,481	1,661,750
Alpha & Omega Semiconductor*	12,286	516,135
Arlo Technologies *	48,367	340,020
Axcelis Technologies *	17,043	1,198,634
Badger Meter	16,238	1,561,933
Benchmark Electronics	20,392	521,627
CalAmp *	23,423	110,322
Cerence *	19,958	562,217
CEVA *	11,711	436,001
Cohu *	25,419	726,475
Comtech Telecommunications	13,556	157,521
Consensus Cloud Solutions *	8,519	460,282
Corsair Gaming *	20,791	293,153
CSG Systems International	15,944	1,040,346
CTS	17,776	723,128
Diebold Nixdorf *	49,011	158,306
Digi International *	20,844	593,846
Digital Turbine *	45,415	911,479
Diodes *	23,233	1,890,469
Ebix	12,620	298,589
ePlus *	16,401	911,404
EVERTEC	30,633	1,194,381
ExlService Holdings *	17,065	2,873,234
Extreme Networks *	74,291	971,726
Fabrinet *	20,217	1,942,045
FARO Technologies *	10,262	333,720
FormFactor *	39,792	1,415,004
Harmonic *	61,782	674,659
Ichor Holdings *	14,752	461,148
Insight Enterprises *	19,649	1,835,413
InterDigital	15,559	955,167
Itron *	23,664	1,381,978
Knowles *	55,787	1,101,793
Kulicke & Soffa Industries	30,940	1,488,833
LivePerson *	34,834	475,136
LiveRamp Holdings *	34,425	916,049
MaxLinear, Cl A *	36,548	1,476,905
Methode Electronics	22,400	923,776
NETGEAR *	15,296	394,331
NetScout Systems *	40,128	1,427,754
OneSpan *	17,252	190,980
Onto Innovation *	25,239	2,101,147
OSI Systems *	9,600	928,032

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PC Connection	8,242	$390,918
PDF Solutions *	14,933	402,892
Perficient *	17,686	1,866,227
Photronics *	31,650	753,586
Plantronics *	22,967	913,857
Plexus *	15,936	1,497,187
Progress Software	22,247	1,044,719
Rambus *	55,391	1,400,284
Sanmina *	33,590	1,546,820
ScanSource *	16,341	522,095
SMART Global Holdings *	24,444	479,591
SPS Commerce *	18,413	2,205,141
TTEC Holdings	9,577	700,749
TTM Technologies *	60,746	821,893
Ultra Clean Holdings *	23,446	787,786
Unisys *	34,079	467,564
Veeco Instruments *	25,795	562,331
Viavi Solutions *	123,118	1,822,146
Xperi Holding	52,221	875,224

		63,717,172

MATERIALS — 5.2%
AdvanSix	15,913	625,222
American Vanguard	13,759	322,098
Arconic *	53,237	1,608,290
ATI *	63,453	1,579,345
Balchem	16,376	2,223,206
Carpenter Technology	24,284	780,488
Century Aluminum *	26,927	212,454
Clearwater Paper *	8,469	302,343
Compass Minerals International	17,453	649,775
FutureFuel	12,960	93,182
GCP Applied Technologies *	27,678	871,857
Glatfelter	22,349	137,223
Hawkins	9,856	391,776
Haynes International	6,252	241,702
HB Fuller	27,197	1,746,047
Innospec	12,728	1,298,256
Kaiser Aluminum	8,102	613,889
Koppers Holdings	12,321	290,036
Livent *	82,685	2,058,030
Materion	10,489	859,469
Mercer International	23,260	371,230
Myers Industries	19,319	470,031
O-I Glass, Cl I *	84,479	1,242,686
Olympic Steel	5,271	156,707

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Quaker Chemical	6,785	$1,100,595
Rayonier Advanced Materials *	31,992	113,252
Stepan	10,902	1,223,313
SunCoke Energy	43,662	323,099
Sylvamo	19,183	752,741
TimkenSteel *	23,532	477,464
Tredegar	16,554	173,486
Trinseo	19,584	700,520
Warrior Met Coal	29,308	935,804

		24,945,616

REAL ESTATE — 7.6%
Acadia Realty Trust ‡	47,996	822,172
Agree Realty ‡	38,194	3,039,860
Alexander & Baldwin ‡	36,557	727,850
American Assets Trust ‡	26,837	811,283
Anywhere Real Estate *	64,554	641,021
Armada Hoffler Properties ‡	34,026	482,489
Brandywine Realty Trust ‡	86,204	806,007
CareTrust REIT ‡	49,308	1,018,210
Centerspace ‡	7,729	663,844
Chatham Lodging Trust *‡	24,478	297,653
DiamondRock Hospitality ‡	106,503	988,348
Diversified Healthcare Trust ‡	119,580	206,873
Douglas Elliman	43,292	259,752
Easterly Government Properties, Cl A ‡	45,661	925,548
Essential Properties Realty Trust ‡	66,864	1,612,760
Four Corners Property Trust ‡	41,590	1,215,676
Franklin Street Properties ‡	48,224	182,769
Getty Realty ‡	20,619	604,961
Global Net Lease ‡	52,123	786,536
Hersha Hospitality Trust, Cl A *‡	16,578	167,106
Industrial Logistics Properties Trust ‡	33,437	335,373
Innovative Industrial Properties, Cl A ‡	14,485	1,396,499
iStar ‡	44,511	743,779
LTC Properties ‡	20,332	851,911
LXP Industrial Trust ‡	152,102	1,668,559
Marcus & Millichap	14,311	585,606
NexPoint Residential Trust ‡	12,132	807,263
Office Properties Income Trust ‡	24,307	505,099
Orion Office REIT ‡	28,423	310,948
RE, Cl A	9,640	244,278

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Retail Opportunity Investments ‡	63,200	$1,103,472
RPT Realty ‡	44,227	480,748
Safehold ‡	7,948	338,903
Saul Centers ‡	7,180	375,370
Service Properties Trust ‡	82,889	542,094
SITE Centers ‡	93,987	1,373,150
St. Joe	17,823	748,922
Summit Hotel Properties *‡	53,844	422,675
Sunstone Hotel Investors *‡	109,504	1,240,680
Tanger Factory Outlet Centers ‡	54,665	889,400
Uniti Group ‡	126,743	1,263,628
Urban Edge Properties ‡	58,493	961,040
Urstadt Biddle Properties, Cl A ‡	15,498	285,163
Veris Residential *‡	40,396	563,524
Washington Real Estate Investment Trust ‡	43,974	974,904
Whitestone REIT, Cl B ‡	23,145	259,918
Xenia Hotels & Resorts *‡	57,969	951,851

		36,485,475

UTILITIES — 2.2%
American States Water	19,287	1,681,248
Avista	37,114	1,568,438
California Water Service Group	27,910	1,676,833
Chesapeake Utilities	9,333	1,279,834
Middlesex Water	9,283	882,906
Northwest Natural Holding	17,667	948,188
South Jersey Industries	63,783	2,186,481
Unitil	8,434	461,930

		10,685,858

Total Common Stock (Cost $410,150,287)		469,885,593

RIGHTS — 0.0%

	Number of Rights	Value
Progenics Pharmaceuticals * (A) (B)	61,398	$ —
Toriba Therapeutics * (B)	2,044	—

Total Rights (Cost $123)		—

Total Investments in Securities — 98.0% (Cost $410,150,410)		$ 469,885,593

Percentages are based on Nest Assets of $479,667,211

Catholic Responsible Investments	Small-Cap Fund
July 31, 2022
(Unaudited)

A list of the open futures contracts held by the Fund at July 31, 2002 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts Russell 2000 Index E-MINI	78	Sep-2022	$6,697,820	$7,352,670	$654,850

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy
(B)	Expiration date not available.

Cl — Class

The following is summary of the level of inputs used as of July 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 ^	Total
Common Stock	$469,885,593	$—	$—	$469,885,593
Rights	—	—	—#	—

Total Investments in Securities	$469,885,593	$—	$—	$469,885,593

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$654,850	$—	$—	$654,850

Total Other Financial Instruments	$654,850	$—	$—	$654,850

^ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.8%

	Shares	Value

AUSTRALIA — 5.8%
Adbri	29,677	$52,855
ALS	85,634	702,441
Alumina	362,707	393,476
Bravura Solutions	301,616	323,222
Coronado Global Resources, Cl CDI	96,356	95,734
Eclipx Group *	47,099	87,102
Elders	41,861	332,207
Emeco Holdings	78,426	40,505
Grange Resources	320,059	252,745
Ingenia Communities Group ‡	34,643	113,448
JB Hi-Fi	9,435	279,013
Lovisa Holdings	7,962	99,890
Myer Holdings	163,001	53,702
Nine Entertainment Holdings	34,811	50,723
Orora	260,353	650,858
Ridley	30,270	35,837
SiteMinder *	15,180	45,271
Vulcan Steel	26,582	162,937
West African Resources *	273,822	254,594
Westgold Resources	346,849	316,146

		4,342,706

AUSTRIA — 1.6%
ANDRITZ	1,047	48,874
AT&S Austria Technologie & Systemtechnik	3,294	164,196
Palfinger	17,540	433,702
Porr Ag	1,949	24,156
Schoeller-Bleckmann Oilfield Equipment	8,860	505,417
Telekom Austria, Cl A	6,045	37,369

		1,213,714

BELGIUM — 0.4%
Bekaert	5,235	184,975
Telenet Group Holding	3,780	60,313
Tessenderlo Group *	1,243	38,865

		284,153

BRAZIL — 1.0%
Cia de Saneamento do Parana	50,200	178,856
Cury Construtora e Incorporadora	44,000	69,495
ERO Copper *	1,850	18,293
Jalles Machado	51,300	72,143
Marfrig Global Foods	28,800	73,024

COMMON STOCK — continued

	Shares	Value

BRAZIL — continued
Mills Estruturas e Servicos de Engenharia	96,300	$143,393
Petroreconcavo	11,600	54,674
Portobello	58,500	96,449

		706,327

CANADA — 3.6%
Aritzia *	2,908	91,687
Artis Real Estate Investment Trust ‡	20,277	184,516
Boardwalk Real Estate Investment Trust ‡	2,163	82,445
Calibre Mining *	54,630	45,193
Canfor *	17,168	365,106
Cogeco	847	45,108
Crescent Point Energy	22,183	175,373
Descartes Systems Group *	796	54,953
Element Fleet Management	9,819	112,646
Finning International	6,339	138,520
First Capital Real Estate Investment Trust ‡	21,392	260,440
Granite Real Estate Investment Trust ‡	2,859	180,240
Interfor *	1,507	37,188
North West	5,998	161,401
Parex Resources	20,703	385,187
Pet Valu Holdings	2,427	60,478
Stelco Holdings	2,740	77,281
Tricon Residential	16,720	181,638
Western Forest Products	59,420	69,096

		2,708,496

CHINA — 2.1%
Beijing Enterprises Holdings	38,500	123,392
China BlueChemical	228,000	61,686
China Modern Dairy Holdings	1,087,000	142,763
China Reinsurance Group, Cl H .	697,000	55,081
China Taiping Insurance Holdings	44,000	46,397
China World Trade Center, Cl A	77,100	165,110
China Yongda Automobiles Services Holdings	33,500	28,886
COFCO Joycome Foods	173,000	75,058
G-bits Network Technology Xiamen, Cl A	400	21,111
Greattown Holdings, Cl A	60,600	29,514
Greattown Holdings, Cl A	500	244

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Jiangsu Bioperfectus Technologies, Cl A	1,248	$21,298
Jiutian Chemical Group	2,104,300	140,441
Kerry Logistics Network	196,023	393,483
NetDragon Websoft Holdings	32,000	63,932
Newborn Town *	160,000	46,785
S-Enjoy Service Group	58,000	48,776
Shenzhen New Nanshan Holding Group, Cl A	63,800	34,685
West China Cement	258,000	30,230

		1,528,872

DENMARK — 1.5%
D	6,133	266,961
Dfds *	16,600	593,434
Jyske Bank *	3,427	178,909
Per Aarsleff Holding	1,457	44,746
Ringkjoebing Landbobank	388	43,461

		1,127,511

EGYPT — 0.1%
Centamin	62,762	63,410

FINLAND — 0.1%
Uponor	3,742	56,204
Valmet	1,240	34,425

		90,629

FRANCE — 5.6%
Biosynex	7,288	115,126
Catana Group	8,509	63,430
Coface	3,953	41,302
Elis	1,859	27,682
Equasens	313	27,203
Eurobio Scientific *	2,826	56,548
IPSOS	9,700	496,013
Korian	5,497	81,144
LISI	19,733	463,846
Rothschild	24,714	908,000
SCOR	8,434	148,069
Societe BIC	3,748	211,277
Sopra Steria Group	6,910	1,148,716
Technip Energies	7,525	88,663
Television Francaise 1	5,492	37,744
Verallia	2,781	71,017
Vicat	1,614	41,981
Virbac	418	154,028

		4,181,789

COMMON STOCK — continued

	Shares	Value

GERMANY — 2.0%
Adesso	589	$101,808
Atoss Software	363	57,144
Aurubis	5,980	430,724
Cliq Digital	5,738	171,857
flatexDEGIRO *	20,620	209,238
METRO	9,098	73,767
PATRIZIA	14,813	190,613
ProSiebenSat.1 Media	6,734	57,459
Sirius Real Estate	50,678	58,945
Synlab	5,419	102,368
TUI	25,958	41,927

		1,495,850

GREECE — 0.0%
National Bank of Greece *	9,983	31,201

HONG KONG — 1.2%
Excellence Commercial Property & Facilities Management Group	52,000	21,302
Fufeng Group	416,000	241,223
Singamas Container Holdings	264,000	32,016
Tam Jai International *	298,000	103,195
Texhong Textile Group	69,000	64,216
United Laboratories International Holdings	56,000	29,542
Vitasoy International Holdings	272,000	409,876

		901,370

INDIA — 1.3%
Azure Power Global *	19,649	240,504
MakeMyTrip *	15,490	495,680
WNS Holdings ADR *	2,325	201,601

		937,785

INDONESIA — 0.5%
Astra Agro Lestari	36,400	23,703
Delta Dunia Makmur *	1,501,400	39,720
First Pacific	304,000	121,308
Industri Jamu Dan Farmasi Sido Muncul	1,345,300	82,101
Link Net *	257,800	80,821

		347,653

IRELAND — 0.1%
Origin Enterprises	18,728	75,851

ISRAEL — 1.8%
Africa Israel Residences	3,434	197,391

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — continued
AudioCodes	13,610	$332,654
Aura Investments	97,780	187,992
Bezeq The Israeli Telecommunication	67,297	114,869
Cogeco Communications	1,201	77,692
Palram Industries 1990	2,913	37,160
Plus500	15,376	311,832
ZIM Integrated Shipping Services	1,222	60,880

		1,320,470

ITALY — 3.2%
Autogrill *	101,143	658,330
Banco BPM	64,878	167,644
BPER Banca	47,605	65,926
Buzzi Unicem	5,204	94,922
Carel Industries	1,110	25,230
De’ Longhi	26,406	501,052
Digital Bros	822	22,248
doValue	59,696	363,666
El.En.	16,071	240,775
Piaggio & C	17,693	46,503
Stevanato Group	9,532	163,092
Zignago Vetro	1,971	24,944

		2,374,332

JAPAN — 24.5%
77 Bank	3,900	52,008
Advance Residence Investment ‡	205	563,588
Aichi Bank	3,100	127,086
Ain Holdings	12,100	695,832
Aisan Industry	4,800	24,809
Alps Alpine	8,500	88,265
Ariake Japan	13,100	520,974
Asics	55,400	1,053,194
Bell System24 Holdings	4,800	55,538
Careerlink	10,700	182,919
Charm Care	29,300	270,440
Cosmo Energy Holdings	4,500	136,180
Cresco	1,700	26,716
Daihen	2,100	66,004
Daiken	2,600	38,017
Daiseki	7,420	220,079
Dear Life	9,000	42,402
DMG Mori	58,000	777,204
Electric Power Development	2,300	38,720
Exedy	13,600	176,695

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
FIDEA Holdings	2,800	$27,146
Fuji Seal International	31,100	359,560
Goldcrest	4,500	61,068
H.U. Group Holdings	10,600	253,458
Heiwado	1,900	28,515
Hito Communications Holdings .	2,300	28,315
Hokkaido Electric Power	38,800	148,697
Honeys Holdings	5,700	54,743
Horiba	14,200	698,362
Hulic Reit ‡	33	41,224
IDOM	4,000	24,260
Internet Initiative Japan	29,000	1,174,868
Inui Global Logistics	4,900	68,431
ISB	4,700	36,643
Itfor	7,000	43,466
Itoham Yonekyu Holdings	25,000	125,008
Iwatani	14,700	614,793
J Trust	21,200	77,413
Jaccs	2,100	59,927
JINUSHI	5,300	80,400
J-Lease	3,400	54,107
JSB	2,000	48,074
JSP	1,700	18,793
Juroku Financial Group	3,100	58,056
JVCKenwood	138,000	177,538
Kawasaki Kisen Kaisha	1,300	95,646
KFC Holdings Japan	2,100	46,315
Kobe Steel	21,200	98,335
Kokusai Pulp & Paper	24,500	91,372
Komeri	4,500	90,340
Komori	21,500	130,856
Kosaido Holdings	13,300	107,346
Kurita Water Industries	7,700	311,608
KYB	1,700	39,442
Lawson	3,200	113,222
Lintec	22,800	399,938
Mabuchi Motor	21,300	609,094
Macnica Holdings	7,500	152,739
Menicon	17,600	442,807
Mimasu Semiconductor Industry	7,600	121,598
Mirai ‡	501	190,108
Mitsui Chemicals	2,000	42,034
Mitsui-Soko Holdings	6,200	144,273
Mizuho Medy	2,700	61,344
MTG	5,800	57,332

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Nachi-Fujikoshi	2,400	$66,707
Nihon Kohden	2,200	49,113
Nippon Sheet Glass	83,400	242,728
Nippon Shokubai	2,000	78,106
Nippon Suisan Kaisha	19,600	88,042
Nippon Systemware	1,100	20,193
Nippon Thompson	27,200	108,830
Nishi-Nippon Financial Holdings	14,100	78,491
Nisshinbo Holdings	45,600	362,402
Oita Bank	1,700	24,961
Okamoto Machine Tool Works	2,000	60,042
Pacific Metals	1,800	33,553
Pressance	4,200	49,438
QB Net Holdings	2,400	24,509
Qol Holdings	11,100	124,583
Remixpoint *	11,500	42,487
Riken	1,000	17,845
Riken Vitamin	1,900	24,619
Rock Field	4,000	45,659
Sakai Chemical Industry	4,500	65,674
Sakata Seed	14,500	525,919
Sanei Architecture Planning	3,900	48,708
SCREEN Holdings	600	43,324
Seikagaku	11,400	73,755
Seiren	23,600	359,670
Seven Bank	310,100	613,990
Shidax	17,300	69,951
Shikoku Bank	4,600	29,245
Shin Nippon Biomedical Laboratories	3,500	54,038
SKY Perfect JSAT Holdings	50,500	211,102
Sparx Group	29,300	66,313
Star Asia Investment ‡	62	27,602
Starts	1,100	23,823
Stella Chemifa	2,700	51,077
Sun Frontier Fudousan	7,800	65,242
Takaoka Toko	4,000	58,023
Takara Leben	46,500	128,854
Takara Leben Real Estate Investment ‡	219	190,218
THK	14,700	311,168
Toagosei	6,800	52,677
Tokyotokeiba	4,000	123,625
Tomen Devices	1,300	52,754
Toyo Seikan Group Holdings	10,100	116,046
Toyo Tire	4,400	59,004

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Transcosmos	1,700	$48,125
Uchida Yoko	1,600	60,172
Unitika *	12,300	21,217
Xebio Holdings	31,100	215,067

		18,173,975

LUXEMBOURG — 1.6%
L’Occitane International	349,000	1,190,567

MALAYSIA — 0.3%
Bumi Armada *	1,155,700	99,159
HAP Seng Consolidated	10,800	18,346
Heineken Malaysia	10,000	51,049
TIME dotCom	29,100	30,049

		198,603

MAURITIUS — 0.1%
Capital	74,154	83,560

MEXICO — 0.3%
Alfa, Cl A	262,800	180,832
Bolsa Mexicana de Valores	38,500	72,309

		253,141

NETHERLANDS — 0.7%
ASR Nederland	4,064	169,466
Eurocommercial Properties ‡	4,462	100,801
Heijmans	1,731	20,676
Ordina	26,600	134,487
Van Lanschot Kempen	4,065	92,867

		518,297

NIGERIA — 0.2%
Airtel Africa	85,110	164,397

NORWAY — 2.8%
2020 Bulkers	2,477	29,085
Belships	57,686	110,478
BW Energy *	14,333	40,828
DNO	22,777	32,764
Hexagon Composites *	99,700	334,739
Norway Royal Salmon *	38,633	993,049
Panoro Energy *	62,713	195,281
PhotoCure *	19,900	209,837
Rana Gruber, Cl A	17,311	86,487
Stolt-Nielsen	3,164	67,402

		2,099,950

PHILIPPINES — 0.2%
DMCI Holdings	1,021,800	176,210

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

POLAND — 0.1%
Enea *	21,994	$44,907

SINGAPORE — 0.5%
Ascott Residence Trust ‡	128,200	108,751
Hour Glass	21,800	35,061
Samudera Shipping Line	143,700	116,758
Sasseur Real Estate Investment Trust ‡	136,000	77,753

		338,323

SOUTH AFRICA — 0.3%
Investec	13,818	73,597
Northam Platinum Holdings *	4,432	46,934
Resilient REIT ‡	7,302	25,286
Royal Bafokeng Platinum	9,385	84,174

		229,991

SOUTH KOREA — 2.1%
AfreecaTV	852	57,369
Daewon Pharmaceutical	3,100	42,450
Daewoo Engineering & Construction *	9,870	39,985
DB HiTek	3,713	129,271
DB Insurance	2,428	113,000
DGB Financial Group	7,581	45,144
Global Standard Technology	1,336	23,576
Hanwha General Insurance	37,962	146,795
Humasis	2,364	34,689
JB Financial Group	18,382	105,673
Korea Gas	6,032	172,920
Korea Real Estate Investment & Trust	135,060	174,502
Korean Reinsurance	3,344	22,700
LabGenomics	6,215	37,619
LF	6,095	82,019
MegaStudyEdu	1,350	91,799
Samchully	909	129,419
SD Biosensor	1,807	56,217
Wonik Materials	1,643	40,353

		1,545,500

SPAIN — 2.0%
Banco de Sabadell	78,154	49,922
Fluidra	18,334	341,896
Gestamp Automocion	18,048	69,267
Laboratorios Farmaceuticos Rovi	4,967	259,456
Melia Hotels International	121,727	765,956

COMMON STOCK — continued

	Shares	Value

SPAIN — continued
Viscofan	391	$22,718

		1,509,215

SWEDEN — 5.2%
Betsson, Cl B *	32,388	222,853
BioGaia, Cl B	51,503	484,005
Byggmax Group	2,657	12,859
Dometic Group	43,250	292,361
HMS Networks	1,251	59,441
Intrum	4,813	102,473
Inwido	2,774	33,551
Lindab International	1,121	19,558
Loomis, Cl B	38,144	1,072,120
NCC AB, Cl B	11,785	121,994
New Wave Group, Cl B	6,137	93,758
Peab, Cl B	16,573	112,703
Samhallsbyggnadsbolaget i Norden	32,827	60,712
Securitas, Cl B	3,611	36,398
SkiStar	12,234	189,305
SSAB, Cl B	41,718	190,792
Thule Group	2,580	74,660
Trelleborg, Cl B	18,015	441,208
Truecaller, Cl B *	28,049	219,254

		3,840,005

SWITZERLAND — 3.5%
Bellevue Group	1,580	52,835
Bobst Group	2,911	239,952
Bucher Industries	1,157	443,959
Comet Holding	749	138,059
IWG	280,738	657,897
Landis+Gyr Group	8,058	531,557
Mobilezone Holding	2,500	44,594
Schweiter Technologies	380	430,858
Zehnder Group	1,153	74,404

		2,614,115

TAIWAN — 3.5%
Advanced International Multitech	39,000	107,126
Anpec Electronics	13,000	54,766
Asia Vital Components	68,000	269,723
ASPEED Technology	1,000	64,544
Compeq Manufacturing	48,000	78,668
Continental Holdings	263,000	256,814
Depo Auto Parts Industries	56,000	136,198
Faraday Technology	10,000	52,750

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Farglory Land Development	28,000	$58,986
Fusheng Precision *	7,000	43,147
Global Mixed Mode Technology	3,000	14,840
Global Unichip	5,000	85,084
Grape King Bio	6,000	26,564
Hiwin Technologies	21,000	151,804
Kindom Development	74,000	74,354
Kinik	24,000	126,963
Lotes	2,000	46,917
Macronix International	122,000	133,764
Micro-Star International	14,000	55,425
Pegavision	6,000	92,129
PharmaEngine	25,000	82,861
Scientech	31,000	75,473
Sitronix Technology	36,000	202,555
TaiDoc Technology	14,000	91,325
Winbond Electronics	219,000	170,496
Wisdom Marine Lines	26,000	59,692

		2,612,968

THAILAND — 0.6%
AP Thailand NVDR	883,700	235,533
Forth	164,400	202,026
SC Asset NVDR	414,900	38,398

		475,957

TURKEY — 0.8%
Akbank	81,674	39,340
Aksa Enerji Uretim, Cl B	71,311	120,255
Haci Omer Sabanci Holding	257,876	286,292
Migros Ticaret *	21,211	66,457
Sok Marketler Ticaret *	105,862	82,951

		595,295

UNITED KINGDOM — 11.6%
Assura ‡	77,641	65,019
Biffa	284,721	1,261,577
Big Yellow Group ‡	8,268	143,316
CentralNic Group *	30,671	46,095
Centrica	99,136	106,146
Coats Group	575,742	520,324
Computacenter	7,498	237,486
Craneware	15,600	356,893
CVS Group	31,095	652,354
Dunelm Group	3,636	37,777
Future	5,921	132,564
Global Ship Lease, Cl A	2,843	53,221

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Greggs	4,415	$109,994
Halfords Group	18,225	38,103
Harbour Energy	7,474	33,397
Hochschild Mining	100,428	99,079
Howden Joinery Group	14,471	119,363
IMI	12,482	203,668
Investec	38,463	207,918
Man Group	86,572	287,790
Mitie Group	52,342	49,978
Morgan Advanced Materials	28,785	111,949
Next Fifteen Communications Group	15,457	193,394
OSB Group	107,469	689,844
Pagegroup	4,737	26,347
Pan African Resources	116,713	28,675
Pets at Home Group	9,992	40,061
Renewi	5,525	51,046
Rightmove	8,620	67,339
Royal Mail	41,892	144,663
RS GROUP	5,108	64,439
Safestore Holdings ‡	51,067	710,563
Savills	84,204	1,226,743
Spirent Communications	7,127	24,496
SThree	20,044	91,994
TBC Bank Group	3,165	53,151
Tullow Oil *	174,783	109,622
Vertu Motors	90,151	64,583
Watches of Switzerland Group *	2,971	32,183
Wise, Cl A *	16,470	94,715

		8,587,869

UNITED STATES — 3.0%
BRP	5,274	400,896
Cognyte Software *	41,700	188,067
Danaos	434	31,739
GXO Logistics *	78	3,744
Ormat Technologies	14,550	1,245,508
Samsonite International	156,600	328,485

		2,198,439

Total Common Stock (Cost $75,831,619)		71,183,403

PREFERRED STOCK — 0.7%

	Shares	Value

GERMANY — 0.3%
Einhell Germany (B)	237	$32,958

Catholic Responsible Investments	International Small-Cap Fund
July 31, 2022
(Unaudited)

PREFERRED STOCK — continued

	Shares	Value

GERMANY — continued
Schaeffler (B)	36,579	$214,962

		247,920

BRAZIL — 0.4%
Cia Energetica de Minas Gerais (B)	10,150	21,967
Cia Paranaense de Energia (B)	89,600	120,144
Unipar Carbocloro (B)	7,330	118,650

		260,761

Total Preferred Stock (Cost $584,338)		508,681

RIGHTS — 0.0%

	Number of Rights	Value
Hiwin Technologies * (A)	92	$170

Total Rights (Cost $–)		170

Total Investments in Securities — 96.5% (Cost $76,415,957)		$71,692,254

Percentages are based on Nest Assets of $74,302,473.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Expiration date not available.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$4,342,706	$—	$4,342,706
Austria	433,702	780,012	—	1,213,714
Belgium	—	284,153	—	284,153
Brazil	706,327	—	—	706,327
Canada	2,708,496	—	—	2,708,496
China	—	1,528,872	—	1,528,872
Denmark	—	1,127,511	—	1,127,511
Egypt	—	63,410	—	63,410
Finland	—	90,629	—	90,629
France	—	4,181,789	—	4,181,789
Germany	—	1,495,850	—	1,495,850
Greece	—	31,201	—	31,201
Hong Kong	—	901,370	—	901,370
India	937,785	—	—	937,785
Indonesia	80,821	266,832	—	347,653
Ireland	—	75,851	—	75,851
Israel	138,572	1,181,898	—	1,320,470
Italy	163,092	2,211,240	—	2,374,332
Japan	27,602	18,146,373	—	18,173,975
Luxembourg	—	1,190,567	—	1,190,567
Malaysia	18,346	180,257	—	198,603
Mauritius	83,560	—	—	83,560
Mexico	253,141	—	—	253,141
Netherlands	—	518,297	—	518,297
Nigeria	—	164,397	—	164,397
Norway	—	2,099,950	—	2,099,950
Philippines	—	176,210	—	176,210
Poland	—	44,907	—	44,907
Singapore	—	338,323	—	338,323
South Africa	145,817	84,174	—	229,991
South Korea	—	1,545,500	—	1,545,500
Spain	—	1,509,215	—	1,509,215
Sweden	222,853	3,617,152	—	3,840,005
Switzerland	—	2,614,115	—	2,614,115
Taiwan	—	2,612,968	—	2,612,968
Thailand	—	475,957	—	475,957
Turkey	39,340	555,955	—	595,295
United Kingdom	152,467	8,435,402	—	8,587,869
United States	436,379	1,762,060	—	2,198,439

Total Common Stock	6,548,300	64,635,103	—	71,183,403
Preferred Stock
Brazil	260,761	—	—	260,761
Germany	—	247,920	—	247,920

Total Preferred Stock	260,761	247,920	—	508,681
Rights	170	—	—	170

Total Investments in Securities	$6,809,231	$64,883,023	$—	$71,692,254

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0200

Catholic Responsible Investments	Magnus 45/55 Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	2,702,137	$24,454,342
Catholic Responsible Investments Equity Index Fund†	2,124,633	19,142,941
Catholic Responsible Investments International Equity Fund†	830,466	6,843,041
Catholic Responsible Investments International Small-Cap Fund†	205,791	1,798,611
Catholic Responsible Investments Multi-Style US Equity Fund†	649,843	5,582,150
Catholic Responsible Investments Opportunistic Bond Fund†	1,336,973	12,727,986
Catholic Responsible Investments Short Duration Bond Fund†	1,332,801	12,848,205
Catholic Responsible Investments Small-Cap Fund†	414,985	3,838,607

		87,235,883

Total Exchange Traded Funds (Cost $83,666,699)		87,235,883

Total Investments in Securities — 99.9% (Cost $83,666,699)		$87,235,883

Percentages are based on Nest Assets of $87,297,688.

†	Investment in Affiliated Security.

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 45/55 Fund
July 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

Security Description	Value 12/3/2021	Purchases at Cost/Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2022	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$26,620,358	$(607,318)	$(54,695)	$(1,504,003)	$24,454,342	$344,195	$ —
Catholic Responsible Investments Equity Index Fund	—	15,662,623	(491,376)	(70,628)	4,042,322	19,142,941	145,284	—
Catholic Responsible Investments International Equity Fund	—	6,612,672	(198,759)	(46,839)	475,967	6,843,041	78,969	—
Catholic Responsible Investments International Small-Cap Fund	—	1,709,696	(49,690)	(8,223)	146,828	1,798,611	22,074	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	6,004,753	(154,590)	(30,244)	(237,769)	5,582,150	10,910	—
Catholic Responsible Investments Opportunistic Bond Fund	—	12,976,040	(303,659)	(15,089)	70,694	12,727,986	150,784	—
Catholic Responsible Investments Short Duration Bond Fund	—	13,668,720	(303,659)	(12,060)	(504,796)	12,848,205	113,276	—
Catholic Responsible Investments Small-Cap Fund	—	2,875,266	(99,379)	(17,221)	1,079,941	3,838,607	25,729	—

Totals	$ —	$86,130,128	$(2,208,430)	$(254,999)	$3,569,184	$87,235,883	$891,221	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0200

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,610,920	$213,678,823
Catholic Responsible Investments Equity Index Fund†	19,246,655	173,412,366
Catholic Responsible Investments International Equity Fund†	13,791,297	113,640,290
Catholic Responsible Investments International Small-Cap Fund†	3,505,681	30,639,649
Catholic Responsible Investments Multi-Style US Equity Fund†	29,610,864	254,357,318
Catholic Responsible Investments Opportunistic Bond Fund†	11,595,759	110,391,627
Catholic Responsible Investments Short Duration Bond Fund†	11,461,061	110,484,626
Catholic Responsible Investments Small-Cap Fund†	6,883,629	63,673,566

		1,070,278,265

Total Exchange Traded Funds (Cost $1,006,129,802)		1,070,278,265

Total Investments in Securities — 100.0% (Cost $1,006,129,802)		$1,070,278,265

Percentages are based on Nest Assets of $1,070,281,316.

†	Investment in Affiliated Security.

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund
July 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

Security Description	Value 12/3/2021	Purchases at Cost/ Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2022	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$225,889,770	$(4,118,580)	$(363,396)	$(7,728,971)	$213,678,823	$3,045,275	$ —
Catholic Responsible Investments Equity Index Fund	—	129,365,464	(3,088,935)	(382,328)	47,518,165	173,412,366	1,335,305	—
Catholic Responsible Investments International Equity Fund	—	99,992,303	(2,471,148)	(517,541)	16,636,676	113,640,290	1,324,166	—
Catholic Responsible Investments International Small-Cap Fund	—	29,802,288	(617,787)	(87,474)	1,542,622	30,639,649	380,569	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	269,880,822	(4,942,296)	(844,998)	(9,736,210)	254,357,318	504,617	—
Catholic Responsible Investments Opportunistic Bond Fund	—	109,824,082	(2,059,290)	(97,644)	2,724,479	110,391,627	1,323,019	—
Catholic Responsible Investments Short Duration Bond Fund	—	116,534,278	(2,059,291)	(80,820)	(3,909,541)	110,484,626	985,800	—
Catholic Responsible Investments Small-Cap Fund	—	47,985,683	(1,235,575)	(177,785)	17,101,243	63,673,566	434,738	—

Totals	$ —	$1,029,274,690	$(20,592,902)	$(2,551,986)	$64,148,463	$1,070,278,265	$9,333,489	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0200

Catholic Responsible Investments	Magnus 60/40 Beta Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	8,929,628	$80,813,137
Catholic Responsible Investments Equity Index Fund†	17,154,880	154,565,469
Catholic Responsible Investments International Equity Fund†	5,174,303	42,636,254
Catholic Responsible Investments International Small-Cap Fund†	1,264,839	11,054,697
Catholic Responsible Investments Opportunistic Bond Fund†	4,382,940	41,725,593
Catholic Responsible Investments Short Duration Bond Fund†	4,359,634	42,026,870
Catholic Responsible Investments Small-Cap Fund†	2,548,959	23,577,873

		396,399,893

Total Exchange Traded Funds (Cost $359,380,771)		396,399,893

Total Investments in Securities — 100.0% (Cost $359,380,771)		$396,399,893

Percentages are based on Nest Assets of $396,375,334.

†	Investment in Affiliated Security.

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Beta Fund
July 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

Security Description	Value 12/3/2021	Purchases at Cost/ Conversion	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2022	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$86,942,877	$(2,713,622)	$(212,437)	$(3,203,681)	$80,813,137	$1,028,100	$ —
Catholic Responsible Investments Equity Index Fund	—	128,354,073	(5,291,563)	(370,852)	31,873,811	154,565,469	1,063,440	—
Catholic Responsible Investments International Equity Fund	—	40,914,669	(1,628,173)	(333,589)	3,683,347	42,636,254	477,771	—
Catholic Responsible Investments International Small-Cap Fund	—	11,021,141	(407,043)	(57,592)	498,191	11,054,697	129,146	—
Catholic Responsible Investments Opportunistic Bond Fund	—	42,829,234	(1,356,811)	(57,267)	310,437	41,725,593	451,910	—
Catholic Responsible Investments Short Duration Bond Fund	—	44,732,787	(1,356,811)	(47,914)	(1,301,192)	42,026,870	337,078	—
Catholic Responsible Investments Small-Cap Fund	—	19,315,297	(814,087)	(81,546)	5,158,209	23,577,873	142,657	—

Totals	$ —	$374,110,078	$(13,568,110)	$(1,161,197)	$37,019,122	$396,399,893	$3,630,102	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0200

Catholic Responsible Investments	Magnus 75/25 Fund
July 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 100.0%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,332,149	$30,155,951
Catholic Responsible Investments Equity Index Fund†	8,893,811	80,133,239
Catholic Responsible Investments International Equity Fund†	3,766,968	31,039,817
Catholic Responsible Investments International Small-Cap Fund†	930,306	8,130,874
Catholic Responsible Investments Multi-Style US Equity Fund†	3,754,962	32,255,124
Catholic Responsible Investments Opportunistic Bond Fund†	1,643,372	15,644,897
Catholic Responsible Investments Short Duration Bond Fund†	1,636,501	15,775,874
Catholic Responsible Investments Small-Cap Fund†	1,903,379	17,606,259

		230,742,035

Total Exchange Traded Funds (Cost $206,842,182)		230,742,035

Total Investments in Securities — 100.0% (Cost $206,842,182)		$230,742,035

Percentages are based on Nest Assets of $230,814,677.

†	Investment in Affiliated Security.

As of July 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 75/25 Fund
July 31, 2022
(Unaudited)

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

Security Description	Value 12/3/2021	Purchases at Cost/Conversion	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 7/31/2022	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$ —	$38,939,935	$(6,748,146)	$(118,271)	$(1,917,567)	$30,155,951	$430,035	$ —
Catholic Responsible Investments Equity Index Fund	—	78,209,435	(18,219,993)	1,559,688	18,584,109	80,133,239	618,729	—
Catholic Responsible Investments International Equity Fund	—	36,024,338	(8,097,775)	(22,080)	3,135,334	31,039,817	360,516	—
Catholic Responsible Investments International Small-Cap Fund	—	9,502,974	(2,024,444)	(19,891)	672,235	8,130,874	101,146	—
Catholic Responsible Investments Multi-Style US Equity Fund	—	41,007,009	(8,097,775)	424,902	(1,079,012)	32,255,124	64,453	—
Catholic Responsible Investments Opportunistic Bond Fund	—	18,989,795	(3,374,073)	(41,009)	70,184	15,644,897	187,736	—
Catholic Responsible Investments Short Duration Bond Fund	—	19,838,701	(3,374,073)	(52,215)	(636,539)	15,775,874	141,001	—
Catholic Responsible Investments Small-Cap Fund	—	16,478,376	(4,048,887)	105,661	5,071,109	17,606,259	121,648	—

Totals	$ —	$258,990,563	$(53,985,166)	$1,836,785	$23,899,853	$230,742,035	$2,025,264	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0200